UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                             1 Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31,2004

                      DATE OF REPORTING PERIOD: MAY 31,2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


[BACKGROUND AND GRAPHIC OMITTED]



                                                Annual Report as of May 31, 2004



                                             SEI Institutional Investments Trust


                                                                  Large Cap Fund

                                               Large Cap Disciplined Equity Fund

                                                            Large Cap Index Fund

                                                                  Small Cap Fund

                                                       Small/Mid Cap Equity Fund

                                                          Core Fixed Income Fund

                                                         Long Duration Bond Fund

                                                     Extended Duration Bond Fund

                                                       International Equity Fund

TABLE OF CONTENTS


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Management's Discussion and Analysis of Fund Performance                       1
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Report of Independent Registered Public Accounting Firm                        7
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Statements of Net Assets/Schedules of Investments                              8
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Statements of Assets and Liabilities                                          85
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Statements of Operations                                                      86
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Statements of Changes in Net Assets                                           88
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Financial Highlights                                                          90
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Notes to Financial Statements                                                 92
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Trustees and Officers of the Trust                                           102
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Notice to Shareholders                                                       105
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A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Trust's portfolio securities is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2004


Large Cap Fund


Objective
The Large Cap Fund (the "Fund") seeks to provide long-term growth of capital and income.

Strategy
The Fund employs a multi-manager structure to gain exposure to the entire large cap sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by nine investment managers. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management. Each of the sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

Analysis
The U.S. equity market the past year was strong, buoyed by a strong recovery in corporate earnings. Tax rebates, low interest rates and an improving job market drove consumer spending. Consumer electronics from flat screen televisions to digital cameras benefited the most. Capital spending also improved as corporate executives regained confidence after being distracted in 2003 with corporate malfeasance issues. The strong economic growth shifted investors' focus from deflation to inflation as 2004 began. Smaller, more speculative companies benefited the most, which is typical in the early stages of an economic recovery. Semiconductors, consumer cyclicals and industrials led the rally throughout the fiscal year ended May 31, 2004, while consumer staples and pharmaceuticals lagged.

The Fund's diversification allowed it for the most part to keep pace with the market. The Fund was underweighted in semiconductors, which hurt performance for the year. The Fund's negative performance was also impacted by an overweight to media stocks, as strong earnings in that industry were overshadowed by M&A activity and increased competition. The Fund benefited from an underweighted position in large pharmaceuticals, an overweighted position in biotechs and the increasing demand for cellular phones and consumer electronics. The Fund's best performing manager was Transamerica, who benefited from specific positions in biotech and media companies. The Fund's worst performing managers were Montag & Caldwell and Goldman Sachs. Montag & Caldwell has a high quality growth portfolio which lagged in the speculative environment. Goldman Sachs lagged due to its large overweight to media companies.


Large Cap Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                    Annualized     Annualized   Annualized
                       One Year         3 Year         5 Year    Inception
                         Return         Return         Return      to Date
--------------------------------------------------------------------------------
Large Cap Fund,
Class A                  18.37%        (2.65)%        (2.29)%        7.80%
--------------------------------------------------------------------------------
Large Cap Fund,
Class T                  17.51%            N/A            N/A       18.61%
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

                                 Large Cap Fund,                   Russell
                                     Class A                     1000 Index
6/30/96                              $100,000                      $100,000
5/31/97                              $128,117                      $126,975
5/31/98                              $170,856                      $165,969
5/31/99                              $204,003                      $199,677
5/31/00                              $222,567                      $223,559
5/31/01                              $196,883                      $199,481
5/31/02                              $168,610                      $172,870
5/31/03                              $153,469                      $159,542
5/31/04                              $181,661                      $189,712

1 For the period ended May 31, 2004. Past performance is no indication of future performance. The performance of Class T shares may be lower than the performance of Class A shares because of different distribution fees paid by Class T shareholders. Class A shares were offered beginning 6/14/96 and Class T shares were offered beginning 12/13/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.








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SEI Institutional Investments Trust / Annual Report / May 31, 2004             1

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2004


Large Cap Disciplined Equity Fund


Objective
The Large Cap Disciplined Equity Fund (the "Fund") seeks to provide capital appreciation.

Strategy
The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities. The Fund uses a multi-manager approach, with four sub-advisers offering different investment philosophies to manage portions of the Fund's portfolio. The sub-advisers rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities.

Analysis
The U.S. equity market was strong for the fiscal year ended May 31, 2004, buoyed by a strong recovery in corporate earnings. Tax rebates, low interest rates and an improving job market drove consumer spending. Capital spending also improved, as corporate executives regained confidence after being distracted in 2003 with corporate malfeasance issues. Employment grew dramatically in 2004, causing investors to reassess inflationary pressures and potential Fed action. Interest rates also rose in reaction to the creation of over one million jobs. Energy, utilities and financials posted the strongest sector returns while information technology, consumer discretionary and telecom services were the weakest performing sectors.

The Fund stayed modestly ahead of the market. The Fund benefited from an overweighted position in health care companies and banks, but was hurt by an overweight to information technology and telecommunications services throughout the fiscal year. The Fund's best performing manager, Prudential, was supported by specific positions in financial, health care and industrial companies. The Fund's worst performing manager was Barclays, with consumer discretionary and information technology weighing on relative performance.









Large Cap Disciplined Equity Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                                                      Cumulative
                                                                    Inception to
                                                                            Date
--------------------------------------------------------------------------------
Large Cap Disciplined Equity Fund,
Class A                                                                   13.23%
--------------------------------------------------------------------------------

[GRAPHIC LINE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Disciplined Equity Fund, Class A, versus the S&P 500 Composite Index

                                 Large Cap Disciplined
                                  Equity Fund, Class A     S&P 500 Index
8/31/03                              $100,000                $100,000
5/31/04                              $112,560                $112,619

1 For the period ended May 31, 2004. Past performance is no indication of future performance. Fund shares were offered beginning 8/28/03. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.











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2             SEI Institutional Investments Trust / Annual Report / May 31, 2004

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Large Cap Index Fund


Objective
The Large Cap Index Fund (the "Fund") seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index (the "Index".)

Strategy
The Fund attempts to match the performance of the widely followed Index by replicating its composition in full. Deviation of performance between the Fund and the Index, measured as tracking error, is typically attributable to trading costs and cash reserves held for liquidity needs. The presence of cash in the Fund may result in underperformance relative to the Index in rising markets and out-performance in declining markets. To mitigate these effects, the Fund may use stock index futures to hedge its cash position. Futures contracts enable the Fund to maintain exposure to the market with reduced trading expenses, since the cost of the futures contract is relatively nominal. The value of stock index futures held by the Fund may not exceed 20% of the Fund's assets.

Analysis
The fiscal year ended May 31, 2004, proved to be a strong year for the U.S. equity market, buoyed by a strong recovery in corporate earnings. Tax rebates, low interest rates and an improving job market drove consumer spending. Capital spending also improved as corporate executives regained confidence after being distracted in 2003 with corporate malfeasance issues. The strong economic growth shifted investors' focus from deflation to inflation as 2004 began.

Although the Fund slightly lagged the broader market, smaller, more speculative companies benefited the most, which is typical in the early stages of an economic recovery. Semiconductors, consumer cyclicals and industrials led the rally, while consumer staples and pharmaceuticals lagged.





Large Cap Index Fund

AVERAGE ANNUAL TOTAL RETURN1

--------------------------------------------------------------------------------
                                                    Annualized
                                      One Year      Inception
                                       Return        to Date
--------------------------------------------------------------------------------
Large Cap Index Fund,
Class A                                18.71%          1.03%
--------------------------------------------------------------------------------

[GRAPHIC LINE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Index Fund, Class A, versus the Russell 1000 Index

                                   Large Cap              Russell
                                  Index Fund, Class A    1000 Index
4/30/02                             $100,000             $100,000
5/31/02                             $ 99,050             $ 99,120
5/31/03                             $ 91,334             $ 91,478
5/31/04                             $108,423             $108,776

1 For the period ended May 31, 2004. Past performance is no indication of future performance. Fund shares were offered beginning 4/01/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.








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SEI Institutional Investments Trust / Annual Report / May 31, 2004             3

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2004


Small Cap Fund


Objective
The Small Cap Fund (the "Fund") seeks to provide capital appreciation.

Strategy
The Fund's investment philosophy is to add value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is sub-advised by eleven investment managers, ten firms, who are responsible for the stock selection of the investment portfolio.

Each sub-adviser employs a unique investment process that allows the Fund to benefit from a variety of sub-styles in the small cap area of the market. The various sub-styles are: real estate specialty, deep-value, contrarian value, private business value, relative value, business momentum, GARP, contrarian growth, relative growth, earnings momentum, and earnings growth.

Analysis
Equity markets in general have performed very well over the last year, especially the domestic small cap market. Accelerated economic growth in late 2003 helped to lift stock prices higher after hitting a low in springtime 2003. Cyclical stocks and companies with a high degree of operating leverage faired extremely well during the second half of 2003. In the first five months of 2004, stocks with conservative valuations led the market. Materials, retailers, and health care issues have performed very well in 2004. Higher energy prices have helped to lift energy-related stocks, such as natural gas drillers and oil refiners. Higher energy prices have also been a negative to energy dependent sectors such as transportation, particularly airlines. Stocks that are more interest-rate-sensitive have struggled to keep pace, especially banks, diversified financials and real estate securities. Despite this volatile environment, the Fund has performed very well.

The Fund registered robust performance for the fiscal year ended May 31, 2004, led by strong stock selection, as well as favorable industry positioning. Stock selection was particularly strong within technology, including software, hardware, and semiconductors. The Fund's underweighting to banks also boosted performance for the past year as banks underperformed the broader market. Pharmaceuticals and biotechnology have also performed well; however, a few stock-specific stories have been a negative on performance over the past year. Nonetheless, promising new drug treatments continue to provide exciting growth opportunities. Managers' performance has been broad- based as Mazama, McKinley, Wellington, Artisan, David J. Greene, LSV, and Security Capital have all posted strong returns for the year.

The Fund is positioned to capture the opportunities in the small cap area of the market under a variety of market conditions. To this end, the Fund targets a style-neutral position relative to the Russell 2000 Index, in order to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.

Small Cap Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                  Annualized   Annualized      Annualized
                       One Year       3 Year       5 Year       Inception
                         Return       Return       Return         to Date
--------------------------------------------------------------------------------
Small Cap Fund,
Class A                  31.76%        5.99%        9.34%           9.34%
--------------------------------------------------------------------------------
Small Cap Fund,
Class T                  31.07%          N/A          N/A          27.93%
--------------------------------------------------------------------------------

[GRAPHIC LINE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index

                                    Small Cap         Russell
                                  Fund, Class A     2000 Index
6/30/96                             $100,000         $100,000
5/31/97                             $111,993         $111,558
5/31/98                             $141,873         $135,253
5/31/99                             $133,630         $131,615
5/31/00                             $161,773         $144,658
5/31/01                             $175,345         $152,889
5/31/02                             $170,103         $152,125
5/31/03                             $158,485         $139,681
5/31/04                             $208,819         $181,990

1 For the period ended May 31, 2004. Past performance is no indication of future performance. The performance of Class T shares may be lower than the performance of Class A shares because of different distribution fees paid by Class T shareholders. Class A shares were offered beginning 6/14/96 and Class T shares were offered beginning 11/26/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.














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4             SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------

Core Fixed Income Fund


Objective
The Core Fixed Income Fund (the "Fund") seeks to provide current income and preservation of capital.

Strategy
The Fund's investment strategy focuses on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The Fund's sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decisions underlie the implementation process, the sub-advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.

Analysis
The fiscal year ended May 31, 2004 was a challenging environment for fixed income investors. Interest rates experienced substantial volatility, rising over 120 basis points during the period, as the markets reacted to the roller-coaster ride of geopolitical and economic news. Interest rates started the period by declining to historic lows of 3.11% in June 2003 as a stumbling economy, rising unemployment and deflationary fears kept a stranglehold on investors' bullish mindsets. Expectations of an ongoing accommodative monetary policy were, however, soon thwarted when the Federal Reserve dismissed the deflationary threat and cut the Fed funds rate by only 25 basis points instead of the anticipated 50 basis points. Rates eventually settled into a trading range for the balance of 2003 as the market's nervousness about the lack of job growth began to call into question the viability of the economic rebound. The beginning of 2004 brought solace and higher returns to bond investors as interest rates reversed course and dramatically declined. Unemployment statistics failed to produce tangible evidence of a labor market recovery, even though accommodative fiscal and monetary policy, combined with unflagging consumer spending, produced a robust economic environment. By March, however, all questions of a depressed labor market's effect on the economy flew out the window as the labor market turned the corner. Interest rates spiked higher in April and continued to move moderately higher in May.

While interest rates seesawed wildly throughout the period, credit spreads followed a one-way trajectory lower, rewarding investors as the Credit sector impressively surpassed Treasurys by over 3.00%. The Asset-backed Security (ABS) and Commercial Mortgage-backed Securities (CMBS) sectors of the market also turned in a solid performance and exceeded Treasuries by 122 basis points and 73 basis points, respectively. Mortgage-backed securities were the sole sector to underperform on an excess return basis for the year. The volatility of interest rates, as discussed above, proved to be too difficult an environment for the asset class, which is very sensitive to rate changes.

The investment-grade fixed income market returned -0.44% for the fiscal year, as measured by the Lehman Aggregate Bond Index. The Fund posted robust performance for the same period, due primarily to duration and yield curve positioning and an overweight to the credit sector. On top of that, the portfolio's issue selection in corporate bonds and tactical exposure to the structured sectors also enhanced returns. The overweight to the ABS and CMBS sectors, especially manufactured housing bonds, and an underweight to the Mortgage sector, provided additional income while allowing the portfolio to be less sensitive to interest rate movements. Finally, the Fund enjoyed the incremental return from TIPS, (Treasury Inflation Protection Securities) as the perceived increase in inflation caused real yields to drop considerably and outperform nominal Treasuries.

Core Fixed Income Fund

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                               Annualized  Annualized   Annualized
                     One Year   3 Year      5 Year      Inception
                       Return   Return      Return      to Date
--------------------------------------------------------------------------------
Core Fixed Income Fund,
Class A                 1.13%     6.14%      6.82%        7.28%
--------------------------------------------------------------------------------

[GRAPHIC LINE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A, versus the Lehman Aggregate Bond Index

                                   Core Fixed                 Lehman Aggregate
                                 Income Fund, Class A             Bond Index
6/30/96                             $100,000                      $100,000
5/31/97                             $106,847                      $106,886
5/31/98                             $119,242                      $118,557
5/31/99                             $124,190                      $123,703
5/31/00                             $126,761                      $126,313
5/31/01                             $144,406                      $142,873
5/31/02                             $153,691                      $154,460
5/31/03                             $170,751                      $172,346
5/31/04                             $172,510                      $171,588

1 For the period ended May 31, 2004. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.






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SEI Institutional Investments Trust / Annual Report / May 31, 2004             5

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2004


International Equity Fund


Objective
The International Equity Fund (the "Fund") seeks to provide capital appreciation through investments in equity securities of non-US issuers.

Strategy
The Fund is diversified across 29 markets and includes commitments to large-cap and small-cap shares. Exposure is also maintained in growth and value styles of active management. The Fund employs multiple sub-advisers, each providing unique regional or style management specialties. Allocations to the sub-advisers are carefully managed to ensure proper geographic and market exposure. Emphasis is placed on active security selection as the principal source of value added as opposed to active country allocation. The Fund does not hedge foreign currency exposure.

Analysis
International equity markets posted strong absolute returns for the fiscal period ended May 31, 2004. There was significant dispersion in returns among sectors, with industrials and materials leading the way by returning over 40% during the period under review. In contrast, the telecom sector lagged the broader market and returned just 16% during the same period. There was also a wide level of dispersion among markets on a country level. Japan had a strong year as optimism began to grow that the country's long bear market had finally come to an end. However, the UK market lagged the broader index as investors shifted money away from that retail-dominated market into deeper cyclical securities in Continental Europe and Japan.

The Fund performed flat compared to the benchmark for the one-year period ended May 31, 2004. The Fund enhanced relative returns via strong stock selection in the information-technology and financials sectors in the period under review. The strong stock selection on a sector basis was somewhat muted, however, by underperformance due to relative sector weightings versus the MSCI EAFE Index. For instance, both the overweight in telecoms and the underweight in financials were detractors for the period under review.

On a country level, the Fund outperformed the benchmark through opportunistic investments in emerging markets such as South Korea and Canada. The ability to invest selectively in emerging markets is a key aspect to the investment process of each of the sub-advisers for the Fund. Stock selection within Japan was weak during this period, however, as the portfolio's weighting towards larger-cap issues failed to match the strong performance of the domestic sectors that performed so well in Japan over this one-year period.

International Equity Fund

AVERAGE ANNUAL TOTAL RETURN1

--------------------------------------------------------------------------------
                                          Annualized  Annualized   Annualized
                                One Year      3 Year      5 Year    Inception
                                  Return      Return      Return      to Date
--------------------------------------------------------------------------------
International Equity Fund,
Class A                           31.73%       0.51%       0.40%        3.30%
--------------------------------------------------------------------------------


[GRAPHIC LINE CHART OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Comparison of Change in the Value of a $100,000 Investment in the International Equity Fund, Class A, versus the Morgan Stanley MSCI EAFE Index

                                  International                  Morgan Stanley
                               Equity Fund, Class A             MSCI EAFE Index
6/30/96                             $100,000                       $100,000
5/31/97                             $106,802                       $106,950
5/31/98                             $117,909                       $118,833
5/31/99                             $126,080                       $124,014
5/31/00                             $154,852                       $145,270
5/31/01                             $126,653                       $120,240
5/31/02                             $114,077                       $108,697
5/31/03                             $ 97,615                       $ 95,327
5/31/04                             $128,589                       $126,461

1 For the period ended May 31, 2004. Past performance is no indication of future performance. Fund shares were offered beginning 6/14/96. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.



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6             SEI Institutional Investments Trust / Annual Report / May 31, 2004

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SEI INSTITUTIONAL INVESTMENTS TRUST -- MAY 31, 2004


Report of Independent Registered Public Accounting Firm


To the Board of Trustees and Shareholders of SEI Institutional Investments Trust

In our opinion, the accompanying statements of net assets of Large Cap Fund, Large Cap Disciplined Equity Fund, Large Cap Index Fund, Small Cap Fund, Small/Mid Cap Equity Fund, Long Duration Bond Fund, and International Equity Fund and the statements of assets and liabilities, including the schedules of investments of Core Fixed Income Fund and Extended Duration Bond Fund (collectively, the "Funds", constituting SEI Institutional Investments Trust, hereinafter referred to as the "Trust"), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds at May 31, 2004, the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Philadelphia, Pa
July 26, 2004













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SEI Institutional Investments Trust / Annual Report / May 31, 2004             7

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Large Cap Fund
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
CONSUMER DISCRETIONARY -- 15.7%
   Advance Auto Parts*                                  33,300     $    1,428
   Autoliv                                              76,833          3,177
   Autonation (B)*                                      63,782          1,063
   Barnes & Noble                                       28,400            850
   Bed Bath & Beyond*                                   96,600          3,598
   Black & Decker                                       13,100            785
   Boise Cascade                                         8,540            300
   BorgWarner                                           41,200          1,707
   Brunswick                                            52,000          2,106
   Caesars Entertainment (B)*                           25,682            354
   Carmax*                                              43,398            993
   Centex                                               21,674          1,051
   Circuit City Stores                                  49,600            594
   Clear Channel Communications                        120,080          4,767
   Comcast, Cl A*                                       10,880            315
   Comcast, Special Cl A (B)*                           54,996          1,559
   COX Communications, Cl A (B)*                       313,244          9,839
   Dana                                                 85,100          1,587
   Darden Restaurants                                    7,900            178
   Delphi                                              202,300          2,061
   DIRECTV Group*                                      103,300          1,819
   Dollar Tree Stores*                                  28,868            805
   DR Horton                                           106,022          3,064
   Eastman Kodak                                        54,200          1,419
   eBay*                                               313,082         27,802
   Family Dollar Stores                                121,444          3,809
   Federated Department Stores                         133,657          6,377
   Foot Locker                                          60,100          1,418
   Ford Motor                                          263,200          3,909
   Fortune Brands                                       17,400          1,310
   Gannett                                              76,100          6,682
   General Motors (B)                                  166,184          7,543
   Getty Images (B)*                                    37,400          2,106
   Harrah's Entertainment                               52,434          2,695
   Hasbro                                               41,300            812
   Home Depot                                          183,998          6,609
   Interpublic Group (B)*                               37,300            536
   JC Penney                                            33,100          1,184
   Johnson Controls                                     21,500          1,159
   Jones Apparel Group                                  17,800            685
   KB Home                                              31,300          2,062
   Knight-Ridder                                        12,300            935
   Kohl's*                                             209,496          9,964
   Lamar Advertising, Cl A (B)*                         37,021          1,513
   Lennar, Cl A                                         34,574          1,587
   Liberty Media, Cl A*                                837,647          9,197
   Limited                                              88,238          1,703
   Lowe's                                              145,015          7,768
   Magna International, Cl A                             4,600            369
   Mandalay Resort Group (B)                            58,000          3,181
   Marriott International, Cl A                        248,748         12,271


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Marvel Enterprises (B)*                               82,850    $    1,682
   May Department Stores                                 34,195           980
   Maytag                                                25,200           657
   McDonald's                                           401,200        10,592
   McGraw-Hill                                           76,970         5,998
   McLeodUSA, Cl A (B) (F)*                              92,300            --
   MDC Holdings                                          13,700           881
   Media General, Cl A                                    9,512           655
   MGM Mirage*                                           19,600           870
   Michaels Stores                                       26,600         1,390
   Nordstrom                                              7,800           316
   NVR (B)*                                               3,700         1,694
   Omnicom Group                                         56,353         4,501
   Petsmart                                              29,700           923
   Polaris Industries                                    26,300         1,141
   RadioShack                                             5,500           167
   Rent-A-Center*                                        14,500           429
   Ryland Group                                          10,100           804
   Sears Roebuck                                         69,325         2,634
   Sherwin-Williams                                      82,932         3,259
   Stanley Works                                         52,519         2,287
   Staples                                              350,000         9,653
   Starbucks*                                             2,200            89
   Starwood Hotels & Resorts Worldwide                   27,801         1,173
   Timberland, Cl A*                                     16,100           998
   Time Warner (B)*                                     749,737        12,776
   TJX                                                  235,000         5,854
   Tribune                                               30,128         1,455
   UnitedGlobalCom, Cl A (B)*                            99,400           733
   Univision Communications, Cl A (B)*                  138,225         4,499
   Valassis Communications*                              44,086         1,295
   VF                                                    23,200         1,090
   Viacom, Cl B                                         250,747         9,250
   Walt Disney                                          363,026         8,520
   Whirlpool                                             25,100         1,670
   XM Satellite Radio Holdings,
     Cl A (B)*                                          327,900         8,257
   Zale*                                                 19,200         1,048
                                                                   ----------
                                                                      280,825
                                                                   ----------
CONSUMER STAPLES -- 9.2%
   Adolph Coors, Cl B                                  30,400           1,959
   Alberto-Culver                                      12,200             574
   Albertson's (B)                                     86,300           2,022
   Altria Group                                       292,171          14,015
   Archer-Daniels-Midland                             154,000           2,561
   Avon Products                                       45,831           4,063
   BJ's Wholesale Club*                                27,900             659
   Coca-Cola                                          207,205          10,640
   Coca-Cola Enterprises                              161,276           4,443
   Colgate-Palmolive                                  139,244           7,965
   ConAgra Foods                                        3,200              90
   Constellation Brands, Cl A*                         19,085             687

--------------------------------------------------------------------------------
8             SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   CVS                                                  65,500     $    2,730
   Dean Foods*                                          80,900          2,856
   Energizer Holdings*                                 102,486          4,648
   Estee Lauder, Cl A                                   59,400          2,720
   General Mills                                        31,486          1,450
   Gillette                                            395,803         17,055
   Hershey Foods                                        17,500          1,553
   Kimberly-Clark                                      102,800          6,775
   Kroger*                                             132,900          2,218
   Loews-- Carolina Group                               18,004            408
   PepsiAmericas                                        39,500            839
   PepsiCo                                             320,398         17,100
   Procter & Gamble                                    146,305         15,775
   Rite Aid*                                           111,400            559
   RJ Reynolds Tobacco Holdings (B)                     30,400          1,708
   Safeway (B)*                                         85,072          1,919
   Sara Lee                                             62,100          1,422
   Supervalu                                            53,600          1,663
   Tyson Foods, Cl A                                   108,500          2,226
   Wal-Mart Stores                                     331,286         18,463
   Walgreen                                            190,000          6,652
   Wm. Wrigley Jr                                       57,049          3,583
                                                                   ----------
                                                                      164,000
                                                                   ----------
ENERGY -- 6.2%
   Amerada Hess (B)                                  35,100             2,478
   Anadarko Petroleum                                20,300             1,107
   Burlington Resources                              44,300             2,965
   ChevronTexaco                                    224,968            20,337
   ConocoPhillips                                   191,013            14,007
   Devon Energy                                      13,800               819
   El Paso                                          179,431             1,294
   ExxonMobil                                     1,099,837            47,568
   Marathon Oil                                     146,653             4,889
   Noble Energy                                       8,287               376
   Occidental Petroleum                              63,441             2,804
   Pogo Producing                                     2,400               109
   Precision Drilling*                                4,000               173
   Schlumberger                                     134,215             7,673
   Sunoco                                            15,600               960
   Unocal                                            52,223             1,861
   Western Gas Resources                             15,200               840
   XTO Energy                                        42,525             1,074
                                                                   ----------
                                                                      111,334
                                                                   ----------
FINANCIALS -- 22.7%
   ACE                                                   3,600            148
   Aflac                                                17,900            727
   AG Edwards                                           34,800          1,301
   Allstate                                            222,349          9,779
   AMBAC Financial Group                                17,493          1,210
   American Express                                     90,200          4,573
   American International Group                        435,467         31,920


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   AmSouth Bancorp                                      63,770     $    1,625
   Archstone-Smith Trust+                               13,700            398
   Astoria Financial                                    48,374          1,851
   Bank of America                                     376,759         31,320
   Bank of Hawaii                                       32,100          1,395
   Bank of New York                                     17,975            540
   Bank One                                            187,077          9,064
   BB&T                                                 27,433          1,034
   Bear Stearns                                         40,795          3,307
   Capital One Financial (B)                            44,900          3,146
   Charles Schwab                                      992,241          9,724
   Chubb                                                46,016          3,100
   Citigroup                                         1,038,533         48,219
   Comerica (B)                                         25,891          1,466
   Commerce Bancorp                                     38,000          2,337
   Countrywide Financial                                25,400          1,638
   Doral Financial                                       7,200            233
   Equity Office Properties Trust+                     181,952          4,904
   Equity Residential+                                  66,700          1,964
   Fannie Mae                                           91,974          6,227
   Fidelity National Financial                          54,234          2,039
   First American                                       71,015          1,844
   First Horizon National                               72,269          3,366
   Franklin Resources                                   94,966          4,775
   Freddie Mac                                         126,194          7,368
   Fremont General                                      24,300            545
   Friedman Billings Ramsey Group,
     Cl A (B)                                           42,400            827
   General Growth Properties+                           69,800          2,051
   Golden West Financial                                10,610          1,154
   Goldman Sachs Group                                 144,858         13,604
   Greenpoint Financial                                 45,600          1,829
   Hartford Financial Services Group                    32,575          2,154
   Hibernia, Cl A                                       53,540          1,285
   Huntington Bancshares                                86,473          1,960
   Independence Community Bank                          41,953          1,574
   IndyMac Bancorp                                      53,500          1,760
   IPC Holdings                                         10,100            376
   Jefferson-Pilot                                      28,383          1,457
   JP Morgan Chase                                     392,136         14,446
   Keycorp                                             150,018          4,712
   Legg Mason (B)                                        6,900            605
   Lehman Brothers Holdings                             63,461          4,801
   Lincoln National                                     71,700          3,405
   Loews                                                17,800          1,026
   Markel*                                                 779            224
   MBIA                                                 68,061          3,770
   MBNA                                                387,933          9,853
   Merrill Lynch                                       118,240          6,716
   Metlife                                              44,900          1,596
   Moody's                                             169,764         11,101
   Morgan Stanley                                      132,727          7,102
   National City                                       259,496          9,209
   Nationwide Financial Services, Cl A                  14,700            537


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004             9

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   New York Community Bancorp                          23,149      $      542
   Northern Trust                                     160,000           6,872
   Old Republic International                          17,900             407
   PartnerRe Holdings                                  12,820             716
   Plum Creek Timber+                                  50,100           1,569
   PMI Group                                           36,600           1,580
   PNC Financial Services Group                        76,486           4,223
   Popular                                             45,302           1,957
   Principal Financial Group*                          57,900           2,024
   Progressive                                         12,300           1,055
   Prudential Financial                                25,200           1,116
   Raymond James Financial                             15,000             387
   Regions Financial                                   68,237           2,594
   Safeco                                              16,500             692
   SouthTrust                                           5,095             173
   St.Paul                                            108,116           4,290
   State Street                                       181,023           8,765
   SunTrust Banks                                      55,866           3,636
   Torchmark                                           48,300           2,617
   Union Planters                                      76,800           2,312
   UnionBanCal                                         17,600           1,014
   US Bancorp                                         281,320           7,905
   Wachovia                                           311,260          14,695
   Washington Mutual                                  155,524           6,793
   Webster Financial                                   49,991           2,342
   Wells Fargo                                        164,209           9,655
   Willis Group Holdings                               22,424             800
   Xl Capital, Cl A                                    10,158             758
   Zions Bancorporation                                25,600           1,569
                                                                   ----------
                                                                      405,279
                                                                   ----------
HEALTH CARE -- 10.5%
   Aetna                                               12,000             974
   Alcon                                                7,108             558
   Allergan                                           100,000           8,890
   Amgen*                                             209,375          11,453
   Anthem (B)*                                          9,500             841
   Apogent Technologies*                                8,400             271
   Applera-- Applied Biosystems Group                  49,149             952
   Bausch & Lomb                                       27,600           1,684
   Beckman Coulter                                     52,600           3,182
   Becton Dickinson                                    40,200           2,023
   Boston Scientific*                                 165,500           7,332
   Bristol-Myers Squibb                               142,745           3,607
   Cardinal Health                                     40,623           2,751
   Caremark Rx*                                        75,911           2,368
   Cigna                                               29,000           1,966
   Eli Lilly                                          113,522           8,363
   Fisher Scientific International*                    25,500           1,464
   Genentech*                                         345,340          20,655
   Guidant                                             33,411           1,816
   HCA                                                 17,262             670
   Humana*                                             51,800             884


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Invitrogen (B)*                                     42,300      $    2,938
   Johnson & Johnson                                  146,862           8,182
   Manor Care                                          24,400             764
   McKesson                                             7,600             261
   Medtronic                                          466,942          22,367
   Merck                                              166,923           7,895
   Omnicare                                            46,000           1,978
   Pfizer                                             907,899          32,085
   VCA Antech*                                         28,300           1,217
   WellPoint Health Networks*                         108,954          12,153
   Wyeth                                              124,309           4,475
   Zimmer Holdings*                                   123,300          10,524
                                                                   ----------
                                                                      187,543
                                                                   ----------
INDUSTRIALS -- 7.8%
   3M                                                    81,636         6,903
   Accenture, Cl A*                                      52,100         1,282
   Apollo Group, Cl A*                                   61,200         5,741
   Boeing                                                20,700           948
   Burlington Northern Santa Fe                         182,866         6,024
   Caterpillar                                           85,787         6,464
   Cendant                                              408,751         9,377
   Cintas (B)                                           111,950         5,080
   Cooper Industries, Cl A                               23,116         1,315
   Crane                                                 11,200           338
   CSX                                                   40,749         1,288
   Cummins                                               55,700         3,244
   Danaher                                               76,724         3,608
   Deere                                                  9,200           604
   Deluxe                                                34,800         1,490
   Eaton                                                 41,924         2,446
   Emerson Electric                                      28,479         1,700
   Expeditors International Washington                  195,000         8,861
   Fastenal (B)                                          63,423         3,283
   General Electric                                     278,300         8,661
   Goodrich                                              32,145           901
   Graco                                                  7,000           196
   HNI                                                   32,600         1,300
   Honeywell International                               79,128         2,667
   Hubbell, Cl B                                         14,450           648
   Illinois Tool Works                                   46,000         4,134
   L-3 Communications Holdings                           16,100         1,026
   Lockheed Martin                                       32,000         1,585
   Masco                                                 83,112         2,406
   Norfolk Southern                                      42,782         1,037
   Northrop Grumman                                       5,300           547
   Paccar                                                 8,900           497
   Parker Hannifin                                        5,721           318
   Pitney Bowes                                           8,475           376
   Raytheon                                              34,200         1,137
   Rockwell Automation                                   39,400         1,334
   RR Donnelley & Sons                                   46,816         1,417
   Ryder System                                          26,800           996


--------------------------------------------------------------------------------
10            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Southwest Airlines                                   12,187     $      189
   SPX                                                  55,600          2,431
   Teekay Shipping                                      26,200            909
   Textron                                              66,062          3,610
   Thomas & Betts*                                      13,395            328
   Tyco International                                   71,000          2,186
   Union Pacific                                        14,908            869
   United Parcel Service, Cl B                         244,741         17,553
   United Technologies                                  33,000          2,792
   Viad                                                  2,000             50
   W.W. Grainger                                        16,300            887
   Weight Watchers International (B)*                  160,000          5,576
                                                                   ----------
                                                                      138,559
                                                                   ----------
INFORMATION TECHNOLOGY -- 16.0%
   Agilent Technologies*                                22,300            573
   Arrow Electronics*                                   35,065            955
   Autodesk                                             70,700          2,535
   Automatic Data Processing                            39,140          1,739
   Avaya*                                               52,100            825
   Avnet*                                               63,500          1,486
   Check Point Software Technologies*                   71,400          1,698
   Cisco Systems*                                      961,299         21,293
   Convergys*                                           54,400            799
   Corning*                                             55,265            685
   Cypress Semiconductor (B)*                           40,500            662
   Dell*                                               314,870         11,077
   EchoStar Communications, Cl A*                      319,401         10,272
   Electronic Arts*                                     68,772          3,496
   Electronic Data Systems                              71,300          1,166
   EMC*                                                325,876          3,663
   First Data                                          644,344         27,894
   Fiserv*                                             148,939          5,633
   Flextronics International (B)*                       62,315          1,094
   Hewlett-Packard                                     469,745          9,977
   Ingram Micro, Cl A*                                 100,285          1,449
   Intel                                               919,051         26,239
   International Business Machines                      98,203          8,700
   Intuit*                                              20,949            821
   Linear Technology                                   129,533          5,137
   Lucent Technologies (B)*                            222,693            795
   Maxim Integrated Products                           104,800          5,327
   Maxtor*                                             111,900            769
   Microsoft                                         1,225,559         32,293
   Motorola                                            283,000          5,595
   National Semiconductor*                             247,178          5,356
   NCR*                                                 47,900          2,311
   NetFlix (B)*                                         65,500          2,163
   Oracle*                                              45,000            509
   Paychex                                             538,472         20,198
   PerkinElmer                                         118,883          2,319
   Plantronics*                                         25,000            994
   Polycom*                                             64,700          1,326


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Qualcomm                                           434,987      $   29,174
   Research In Motion*                                 18,500           2,220
   Reynolds & Reynolds, Cl A                            9,100             273
   Sabre Holdings, Cl A                                75,437           1,924
   Sandisk (B)*                                       200,000           4,930
   Sanmina-SCI*                                       147,839           1,564
   Scientific-Atlanta                                  28,200             971
   Silicon Storage Technology*                        122,100           1,581
   Solectron*                                         150,400             827
   Sun Microsystems*                                   36,700             155
   Sungard Data Systems*                               88,300           2,447
   Tech Data*                                          23,416             940
   Texas Instruments                                   42,712           1,115
   Trimble Navigation*                                 72,550           1,960
   Unisys*                                             61,700             837
   Veritas Software*                                   76,885           2,045
   Vishay Intertechnology (B)*                         27,200             513
   Xerox (B)*                                          64,600             875
   Yahoo! (B)*                                         73,446           2,252
                                                                   ----------
                                                                      286,426
                                                                   ----------
MATERIALS -- 2.6%
   Agrium                                              64,800             853
   Alcan                                               47,007           1,878
   Alcoa                                              250,220           7,832
   Bemis                                               35,500             978
   Cia Vale do Rio Doce ADR                            17,100             742
   Cytec Industries                                    15,649             630
   Dow Chemical                                        64,145           2,559
   E.I. Du Pont de Nemours                             58,765           2,539
   Eastman Chemical                                    26,653           1,235
   Engelhard                                           49,900           1,511
   Georgia-Pacific                                     61,949           2,219
   International Paper                                 50,337           2,111
   Louisiana-Pacific                                   29,400             679
   Lubrizol                                            53,203           1,762
   Lyondell Chemical                                   16,848             278
   Martin Marietta Materials                           15,183             650
   MeadWestvaco                                        18,200             503
   Monsanto                                            50,500           1,742
   Nucor                                               18,200           1,199
   Potash of Saskatchewan                              14,200           1,236
   PPG Industries                                      40,149           2,401
   Praxair                                            231,000           8,545
   Rayonier                                             6,100             256
   Sigma-Aldrich                                        5,600             320
   Sonoco Products                                     29,883             744
   Temple-Inland                                        8,467             553
   United States Steel                                 25,700             780
   Weyerhaeuser                                           900              54
                                                                   ----------
                                                                       46,789
                                                                   ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            11

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.1%
   Alltel                                               32,600     $    1,651
   AT&T                                                255,323          4,233
   AT&T Wireless Services*                              23,749            336
   BellSouth                                           494,417         12,341
   CenturyTel                                           19,100            571
   Crown Castle International (B)*                     112,807          1,662
   Nextel Communications, Cl A*                        102,000          2,359
   Nokia ADR                                           346,276          4,758
   SBC Communications                                  529,444         12,548
   Sprint-FON Group                                    132,237          2,348
   Telephone & Data Systems (B)                         20,800          1,490
   Verizon Communications                              340,437         11,772
                                                                   ----------
                                                                       56,069
                                                                   ----------
UTILITIES -- 2.7%
   American Electric Power                              43,794          1,391
   Centerpoint Energy                                   90,700            983
   Consolidated Edison                                   1,400             55
   Constellation Energy Group                           98,799          3,778
   DTE Energy                                           54,387          2,187
   Duke Energy                                          37,400            746
   Edison International                                223,557          5,397
   Entergy                                              81,218          4,435
   Exelon                                               95,600          3,183
   FirstEnergy                                          37,400          1,458
   FPL Group                                             7,900            504
   National Fuel Gas                                    20,441            514
   NiSource                                             46,602            944
   Northeast Utilities                                 192,917          3,685
   NSTAR                                                49,241          2,328
   Oneok                                               114,122          2,439
   Peoples Energy                                       11,700            485
   PG&E*                                                16,900            482
   Pinnacle West Capital                                24,800            999
   PPL                                                  30,003          1,295
   Progress Energy                                      27,100          1,155
   Questar                                              18,600            682
   Sempra Energy                                        65,400          2,182
   Texas Genco Holdings                                 29,900          1,195
   TXU                                                  80,000          2,990
   WGL Holdings                                         28,024            771
   Wisconsin Energy                                     35,695          1,135
   Xcel Energy                                          85,600          1,454
                                                                   ----------
                                                                       48,852
                                                                   ----------
Total Common Stock
   (Cost $1,681,087) ($ Thousands)                                  1,725,676
                                                                   ----------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (C) (E) -- 2.2%
FINANCIALS -- 2.1%
   Belford Funding
        1.100%, 02/02/05                               $ 2,761     $    2,761
   Blue Heron Funding
        1.130%, 02/23/05                                 2,761          2,761
        1.130%, 03/18/05                                 1,242          1,242
   Bradford & Bingley
        1.292%, 01/07/05                                 1,739          1,738
   CCN Bluegrass
        1.170%, 02/18/05                                 2,071          2,071
   CIT Group
        1.200%, 12/01/04                                 1,657          1,657
   Commodore
        1.270%, 12/12/38                                   828            828
   Countrywide Home Loans
        1.370%, 02/23/05                                   801            801
        1.350%, 05/20/05                                   552            552
        1.235%, 09/24/04                                   966            966
        1.220%, 01/18/05                                 1,380          1,380
   Davis Square Funding
        1.130%, 04/06/05                                 2,761          2,761
   Duke Funding
        1.180%, 04/08/05                                 1,381          1,381
   HBOS Treasury Services
        1.065%, 07/19/04                                   359            359
   Harwood
        1.160%, 06/21/04                                   690            690
   Lakeside Funding
        1.160%, 06/08/04                                 3,589          3,589
   Liberty Light US Capital
        1.100%, 02/09/05                                 1,380          1,380
        1.075%, 01/14/05                                 1,380          1,380
   Morgan Stanley
        1.100%, 07/06/04                                 1,381          1,381
        1.100%, 07/23/04                                 1,380          1,380
        1.100%, 06/03/05                                   552            552
   Orchid Structured Finance
        1.360%, 11/18/04                                 1,840          1,840
   Paragon Mortgages
        1.120%, 09/15/04                                 1,197          1,197
   Saturn Ventures
        1.170%, 08/09/04                                 1,380          1,380
   Sigma Finance
        1.080%, 11/01/04                                   828            828
   Tango
        1.380%, 08/13/04                                 1,380          1,380
                                                                   ----------
                                                                       38,235
                                                                   ----------



--------------------------------------------------------------------------------
12            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.1%
   Caterpillar
        1.240%, 07/09/04                               $ 1,381     $    1,381
                                                                   ----------
Total Corporate Obligations
   (Cost $39,616) ($ Thousands)                                        39,616
                                                                   ----------

COMMERCIAL PAPER (C) (D) -- 1.1%
FINANCIALS -- 1.1%
      Atlantis One Funding
           1.317%, 11/02/04                              1,380          1,373
      ASAP Funding
           1.060%, 06/15/04                              2,761          2,760
      Amstel Funding
           1.143%, 08/30/04                              1,380          1,376
      Beethoven Funding
           1.103%, 08/26/04                                632            630
      Bradford & Bingley
           1.184%, 09/10/04                              1,380          1,376
      CIT Group
           1.217%, 11/22/04                                994            988
           1.186%, 10/25/04                                751            747
      Harwood
           1.111%, 06/25/04                                595            594
      JACKET
           1.133%, 08/16/04                                663            662
      Park Granada
           1.062%, 07/30/04                              2,623          2,618
           1.061%, 07/15/04                              1,380          1,379
      Rhineland Funding
           1.132%, 07/21/04                              1,089          1,088
           1.091%, 06/23/04                                947            946
      Tannehill Capital
           1.306%, 10/06/04                              1,749          1,741
                                                                   ----------
Total Commercial Paper
   (Cost $18,278) ($ Thousands)                                        18,278
                                                                   ----------

CASH EQUIVALENTS -- 3.2%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                           690,224            690
   Bear Stearns Master Notes (C)                     2,760,895          2,761
   First Union Cash Management
     Program                                           682,191            682
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                  53,571,802         53,572
                                                                   ----------
Total Cash Equivalents
   (Cost $57,705) ($ Thousands)                                        57,705
                                                                   ----------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.7%
  U.S. Treasury Bills (A)
        0.980%, 08/26/04                               $12,750     $   12,718
                                                                   ----------
Total U.S. Treasury Obligation
   (Cost $12,720) ($ Thousands)                                        12,718
                                                                   ----------

REPURCHASE AGREEMENTS -- 0.5%
   Barclays (C)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $3,865,699
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $3,942,572)                                  3,865          3,865
   Deutsche Bank (C)
     1.030%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $2,429,368
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $2,477,693)                                  2,429          2,429
   Lehman Brothers (C)
      1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $3,009,723
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $3,069,612)                                  3,009          3,009
                                                                   ----------
Total Repurchase Agreements
   (Cost $9,303) ($ Thousands)                                          9,303
                                                                   ----------
Total Investments -- 104.2%
   (Cost $1,818,709) ($ Thousands)                                  1,863,296
                                                                   ----------

OTHER ASSETS AND LIABILITIES -- (4.2%)
Payable upon Return on Securities Loaned                              (70,648)
Investment Advisory Fees Payable                                         (336)
Trustees' Fees Payable                                                     (6)
Other Assets and Liabilities, Net                                      (4,425)
                                                                   ----------
Total Other Assets and Liabilities                                    (75,415)
                                                                   ----------




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            13

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Fund (Concluded)
May 31, 2004


--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $2,138,411
Undistributed net investment income                                     3,532
Accumulated net realized loss on investments
   and futures contracts                                             (398,465)
Net unrealized appreciation on investments                             44,587
Net unrealized depreciation on futures contracts                         (184)
                                                                   ----------
Net Assets-- 100.0%                                                $1,787,881
                                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,787,849,907 / 123,597,012 shares)                               $14.47
                                                                       ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($30,989 / 2,139 shares)                                            $14.49
                                                                       ======

* Non-income producing security.

+ Real Estate Investment Trust

++ Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at May 31, 2004 (see Note 9). The total value of securities on loan at May 31, 2004 was $68,010,205.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2004 was $70,647,694.

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2004.

(F) Security considered illiquid. The total value of such securities as of May 31, 2004 was $0.

ADR -- American Depository Receipt

Cl -- Class

Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.












--------------------------------------------------------------------------------
14            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


Large Cap Disciplined Equity Fund
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.1%
CONSUMER DISCRETIONARY -- 12.6%
   Amazon.Com*                                          22,443     $    1,084
   American Axle & Manufacturing
     Holdings*                                          12,747            445
   Autoliv                                              21,941            907
   Autonation (B)*                                     102,931          1,716
   Autozone (B)*                                        86,456          7,500
   Barnes & Noble                                        2,060             62
   Bebe Stores*                                          9,300            186
   Bed Bath & Beyond*                                   26,041            970
   Best Buy                                             51,403          2,712
   Big Lots*                                             6,100             89
   Black & Decker                                       49,393          2,960
   Boise Cascade                                         4,400            155
   Borders Group                                         2,131             49
   Brinker International*                               25,902            957
   Brunswick                                            38,731          1,569
   Caesars Entertainment (B)*                           18,262            251
   Carnival                                             55,383          2,360
   CEC Entertainment*                                    8,550            263
   Centex (B)                                          179,144          8,687
   Circuit City Stores                                  54,000            646
   Claire's Stores                                      42,637            883
   Clear Channel Communications                         57,220          2,272
   Coach*                                                7,426            324
   Comcast, Cl A (F)*                                  225,018          6,514
   Cooper Tire & Rubber                                  9,800            207
   COX Communications, Cl A (B)*                         6,012            189
   Dana                                                111,528          2,080
   Darden Restaurants                                  356,380          8,018
   Dollar General                                      155,403          3,015
   Dow Jones                                            12,100            580
   DR Horton                                            73,700          2,130
   Eastman Kodak                                       139,374          3,649
   eBay*                                                55,668          4,943
   Federated Department Stores                         159,316          7,601
   Ford Motor                                        1,050,542         15,600
   Fortune Brands (B)                                   61,240          4,611
   Fox Entertainment Group, Cl A*                      138,739          3,739
   GameStop, Cl A*                                       7,100            111
   Gannett                                              24,844          2,181
   Gap                                                 194,751          4,703
   General Motors (B)                                  269,592         12,237
   GTECH Holdings                                       23,334          1,313
   Harley-Davidson                                       2,400            138
   Harman International Industries                      35,636          2,856
   Harrah's Entertainment                               53,234          2,736
   Hasbro                                               87,857          1,727
   Hearst-Argyle Television                              1,767             46
   Hilton Hotels                                        12,918            224
   Home Depot                                          799,019         28,701
   InterActive*                                         15,700            491


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   International Game Technology                        86,606       $  3,404
   Interpublic Group (B)*                               11,100            160
   JC Penney                                            24,400            873
   Johnson Controls                                     30,312          1,634
   Jones Apparel Group                                  78,804          3,032
   KB Home                                              14,220            937
   Lennar, Cl A                                         31,600          1,450
   Limited                                              12,400            239
   Liz Claiborne                                        28,031            961
   Lowe's                                               93,768          5,023
   Marriott International, Cl A                          2,706            133
   May Department Stores                               214,709          6,154
   McDonald's                                          331,958          8,764
   McGraw-Hill                                         141,607         11,034
   Meredith                                              8,590            451
   Michaels Stores                                       7,015            366
   Nike, Cl B                                            5,690            405
   Nordstrom                                            63,105          2,559
   NVR (B)*                                              8,683          3,975
   Omnicom Group                                         2,337            187
   Pacific Sunwear of California*                       33,259            723
   Pulte Homes                                          52,858          2,788
   RadioShack                                          118,426          3,599
   Reebok International                                151,427          5,489
   Sears Roebuck                                       173,452          6,591
   Sherwin-Williams                                     12,517            492
   Stanley Works                                        34,567          1,505
   Staples (F)                                           8,215            227
   Starbucks (B) (F)*                                   31,604          1,283
   Starwood Hotels & Resorts Worldwide                  15,963            673
   Target                                              105,583          4,720
   Tiffany                                              15,123            535
   Timberland, Cl A*                                    24,657          1,529
   Time Warner*                                        782,995         13,342
   TJX                                                   4,916            122
   Tribune                                               2,132            103
   Vans*                                                 3,501             71
   VF                                                   10,648            500
   Viacom, Cl B                                        309,101         11,403
   Visteon                                              45,400            498
   Walt Disney                                         707,395         16,603
   Wendy's International                                17,300            654
   Whirlpool                                            44,229          2,943
   Winnebago Industries                                 15,600            443
   Yum! Brands*                                         25,209            945
                                                                   ----------
                                                                      286,909
                                                                   ----------
CONSUMER STAPLES -- 9.2%
   Adolph Coors, Cl B                                   15,500            999
   Alberto-Culver                                        3,242            152
   Altria Group                                        369,229         17,712
   Anheuser-Busch                                      257,742         13,730
   Archer-Daniels-Midland                              162,613          2,704

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            15

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Disciplined Equity Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Avon Products                                        47,433     $    4,205
   Brown-Forman, Cl B                                    5,156            248
   Chiquita Brands International*                        7,100            124
   Coca-Cola (B)                                       470,610         24,166
   Coca-Cola Enterprises                                81,868          2,255
   Colgate-Palmolive                                   114,409          6,544
   ConAgra Foods                                         8,300            233
   Costco Wholesale (F)*                                22,900            868
   CVS                                                  10,100            421
   Del Monte Foods*                                     22,300            229
   Estee Lauder, Cl A                                    5,340            245
   Flowers Foods                                        14,700            344
   General Mills                                        10,943            504
   Gillette                                            370,231         15,953
   Hershey Foods                                         1,583            140
   HJ Heinz                                              6,059            226
   Kimberly-Clark                                      189,067         12,460
   Kroger*                                             132,281          2,208
   Loews-- Carolina Group                                  979             22
   NBTY*                                                 9,500            351
   Pepsi Bottling Group                                234,370          6,797
   PepsiCo                                             438,388         23,397
   Procter & Gamble                                    123,818         13,350
   RJ Reynolds Tobacco Holdings                         36,300          2,040
   Sara Lee                                             25,645            587
   Smithfield Foods*                                     2,300             67
   Supervalu                                           271,469          8,421
   Sysco                                                59,602          2,235
   Tyson Foods, Cl A                                   135,457          2,780
   UST                                                  32,959          1,231
   Wal-Mart Stores                                     740,857         41,288
   Walgreen                                             36,786          1,288
   Whole Foods Market                                    5,300            456
   Wild Oats Markets*                                    6,100             83
                                                                   ----------
                                                                      211,063
                                                                   ----------
ENERGY -- 6.2%
   Amerada Hess                                         11,900            840
   Anadarko Petroleum                                   55,398          3,020
   Apache                                               26,484          1,069
   Ashland                                              14,327            676
   Baker Hughes                                         14,844            505
   Burlington Resources                                  2,124            142
   Chesapeake Energy                                    74,900            989
   ChevronTexaco                                       245,312         22,176
   ConocoPhillips                                      111,755          8,195
   Devon Energy                                         47,612          2,826
   ExxonMobil                                        1,396,622         60,404
   Halliburton                                         129,630          3,764
   Key Energy Services*                                 43,600            422
   Kinder Morgan                                        11,634            698
   Marathon Oil                                        223,363          7,447
   Newfield Exploration*                                 9,052            450


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Occidental Petroleum                                273,690     $   12,097
   Pogo Producing                                        7,186            327
   Schlumberger                                        105,803          6,049
   Sunoco                                               21,729          1,337
   Tesoro Petroleum*                                    17,800            424
   Transocean*                                          81,100          2,168
   Unocal                                               13,700            488
   Valero Energy                                        73,089          4,832
   Williams                                              6,100             73
                                                                   ----------
                                                                      141,418
                                                                   ----------
FINANCIALS -- 20.3%
   ACE                                                 262,094         10,793
   Aflac                                                36,426          1,479
   AG Edwards                                           12,900            483
   Allstate                                            206,567          9,085
   AMBAC Financial Group                                 5,466            378
   American Express                                     99,046          5,022
   American International Group                        383,497         28,110
   Bank of America                                     572,120         47,560
   Bank of New York                                     36,361          1,093
   Bank One                                            184,213          8,925
   BB&T                                                 12,300            464
   Bear Stearns                                         24,150          1,958
   Capital One Financial                                21,221          1,487
   Charter One Financial                                 2,600            114
   Chubb                                                 5,763            388
   Citigroup                                         1,434,485         66,603
   Comerica (B)                                          4,100            232
   Countrywide Financial (B)                           183,169         11,814
   Doral Financial                                           1             --
   E*Trade Financial*                                   15,700            179
   Everest Re Group                                     16,791          1,374
   Fannie Mae                                          225,589         15,272
   Federated Investors, Cl B                           135,433          4,033
   Fidelity National Financial                          69,834          2,625
   Fifth Third Bancorp                                  31,384          1,704
   Franklin Resources                                   26,009          1,308
   Freddie Mac                                         146,429          8,550
   Golden West Financial                                11,871          1,291
   Goldman Sachs Group                                 118,252         11,105
   Greenpoint Financial                                  5,414            217
   Hartford Financial Services Group                   173,544         11,475
   Huntington Bancshares (F)                            71,891          1,637
   Jefferson-Pilot                                         500             26
   JP Morgan Chase (B)                                 606,609         22,348
   Keycorp                                              53,965          1,695
   Lehman Brothers Holdings                             31,681          2,397
   Lincoln National                                     18,539            880
   M&T Bank                                                600             54
   Marsh & McLennan                                     87,248          3,849
   Marshall & Ilsley                                    11,400            469
   MBIA                                                 16,874            935


--------------------------------------------------------------------------------
16            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   MBNA                                                543,656     $   13,809
   Mellon Financial                                      4,600            135
   Merrill Lynch (B)                                   292,626         16,621
   Metlife                                             105,615          3,755
   MGIC Investment                                       6,300            460
   Moody's                                             117,489          7,683
   Morgan Stanley                                      362,502         19,398
   National City                                       268,273          9,521
   Nationwide Financial Services, Cl A                   2,667             98
   North Fork Bancorporation                           116,600          4,489
   Northern Trust                                        5,600            241
   Plum Creek Timber+                                    1,800             56
   PNC Financial Services Group                         62,345          3,442
   Popular                                               9,200            397
   Principal Financial Group*                           61,786          2,159
   Progressive                                          32,324          2,772
   Prologis+                                             1,300             42
   Providian Financial*                                 23,300            317
   Safeco                                                4,161            175
   Simon Property Group+                                54,195          2,795
   SLM                                                     530             20
   SouthTrust                                            7,365            249
   St. Paul                                            138,598          5,500
   State Street                                         16,400            794
   SunTrust Banks                                       63,577          4,138
   Synovus Financial (B)                                19,200            494
   T Rowe Price Group                                   35,164          1,694
   Torchmark                                             1,169             63
   UnionBanCal                                           3,112            179
   US Bancorp                                          688,071         19,335
   Wachovia                                            602,932         28,464
   Washington Mutual                                   176,426          7,706
   Wells Fargo                                         276,447         16,255
   WR Berkley                                           19,636            818
   Zions Bancorporation                                  2,887            177
                                                                   ----------
                                                                      463,662
                                                                   ----------
HEALTH CARE -- 13.3%
   Abbott Laboratories                                 147,616          6,083
   Aetna                                                46,997          3,816
   Affymetrix*                                           3,718            110
   Align Technology*                                     1,500             29
   Allergan                                                450             40
   American Pharmaceutical Partners*                         1             --
   Amgen*                                              176,338          9,646
   Anthem*                                              39,062          3,458
   Apogent Technologies*                                   900             29
   Applera-- Applied Biosystems Group                    6,900            134
   Apria Healthcare Group*                               6,900            194
   Bausch & Lomb                                        28,810          1,758
   Baxter International                                  4,600            145
   Becton Dickinson                                    201,923         10,161
   Biogen Idec*                                          4,900            305


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Biomet                                                4,300     $      172
   Boston Scientific*                                  389,253         17,244
   Bristol-Myers Squibb                                246,013          6,217
   Cardinal Health (B)                                  85,512          5,790
   Caremark Rx*                                         24,400            761
   Chiron*                                               9,737            436
   Cigna                                                32,309          2,191
   Coventry Health Care (B)*                            38,495          1,774
   CR Bard (B)                                          11,802          1,324
   Eli Lilly                                            44,841          3,303
   Endo Pharmaceuticals Holdings*                        7,777            176
   Express Scripts*                                     39,800          3,115
   First Horizon Pharmaceutical*                         6,500            115
   Forest Laboratories*                                 59,851          3,794
   Genentech*                                           92,850          5,553
   Genzyme (F)*                                         14,042            616
   Guidant                                              41,167          2,237
   HCA                                                  36,400          1,413
   Health Management Associates, Cl A                    1,500             33
   Hospira*                                             14,762            378
   Humana*                                             334,294          5,706
   ImClone Systems*                                     12,975            960
   IMS Health                                           52,680          1,311
   Johnson & Johnson                                   853,029         47,522
   Kensey Nash*                                          3,900            125
   King Pharmaceuticals*                                 5,500             73
   Manor Care                                           67,960          2,129
   McKesson                                            193,627          6,661
   Medco Health Solutions*                              55,824          1,955
   Medtronic                                           102,971          4,932
   Merck (B)                                           544,159         25,739
   Millipore*                                           12,697            698
   Pfizer                                            1,826,864         64,561
   PolyMedica                                            2,200             64
   Quest Diagnostics                                    13,300          1,146
   St. Jude Medical*                                    13,822          1,054
   Stryker                                              92,054          4,681
   Sybron Dental Specialties*                            4,100            112
   Tenet Healthcare*                                   131,930          1,573
   United Surgical Partners
     International*                                     14,200            554
   UnitedHealth Group (B)                              160,431         10,468
   Universal Health Services, Cl B                      11,880            523
   USANA Health Sciences*                                2,200             61
   Varian Medical Systems*                              35,101          2,910
   Ventana Medical Systems*                              3,300            170
   Watson Pharmaceuticals*                              34,041          1,271
   WellPoint Health Networks*                           15,482          1,727
   Wyeth                                               574,508         20,682
   Zimmer Holdings*                                     26,495          2,261
                                                                   ----------
                                                                      304,179
                                                                   ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            17

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Disciplined Equity Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
INDUSTRIALS -- 10.0%
   3M                                                  178,865     $   15,125
   Accenture, Cl A*                                    159,196          3,918
   American Power Conversion                            37,482            678
   American Standard*                                   35,739          1,341
   Apollo Group, Cl A*                                  59,500          5,581
   Armor Holdings*                                       4,600            172
   Boeing                                              106,418          4,874
   Burlington Northern Santa Fe                        172,278          5,675
   Caterpillar                                         188,543         14,207
   Cendant (B)                                         455,236         10,443
   Cintas                                               13,800            626
   Cooper Industries, Cl A                              61,643          3,508
   Crane                                                25,153            759
   Cummins                                              17,960          1,046
   Danaher                                              41,850          1,968
   Deere                                                67,978          4,466
   Deluxe                                              107,134          4,587
   Dover                                                14,265            556
   Eaton                                                40,216          2,347
   Emerson Electric                                     41,727          2,491
   Equifax                                              72,262          1,771
   ExpressJet Holdings*                                 30,301            361
   Fastenal                                             25,100          1,299
   FedEx                                               105,164          7,738
   Flowserve*                                              383              8
   General Dynamics                                     98,170          9,388
   General Electric                                  1,698,822         52,867
   Goodrich                                             93,171          2,612
   Griffon*                                              7,400            172
   Honeywell International                              30,229          1,019
   Hubbell, Cl B                                         1,391             62
   Illinois Tool Works                                   4,363            392
   Ingersoll-Rand, Cl A                                 35,130          2,294
   ITT Industries                                        1,133             91
   JB Hunt Transport Services*                          14,705            481
   Knight Transportation*                                4,100            100
   Lockheed Martin                                      60,790          3,012
   Masco                                               126,391          3,659
   Monster Worldwide*                                    6,194            157
   Navistar International (B)*                          17,204            653
   Norfolk Southern                                     48,731          1,181
   Northrop Grumman                                     36,588          3,773
   Paccar (B)                                           86,309          4,816
   Pall                                                  5,632            136
   Parker Hannifin                                      41,127          2,285
   Robert Half International*                              184              5
   Rockwell Automation                                  61,708          2,089
   Rockwell Collins                                     66,413          1,995
   RR Donnelley & Sons                                  46,987          1,422
   Ryder System                                         79,377          2,949
   Southwest Airlines                                   71,807          1,114
   Swift Transportation*                                 5,276             95
   Textron                                              34,200          1,869


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Thomas & Betts*                                      10,900     $      267
   Tyco International                                  310,575          9,563
   Union Pacific                                         5,400            315
   United Defense Industries*                           17,933            599
   United Parcel Service, Cl B                         143,602         10,299
   United Technologies                                  98,863          8,365
   University of Phoenix Online*                         3,558            318
   W.W. Grainger                                        62,962          3,428
   Walter Industries                                     6,100             78
   Waste Management                                      7,500            216
   York International                                    1,374             51
                                                                   ----------
                                                                      229,732
                                                                   ----------
INFORMATION TECHNOLOGY -- 17.0%
   3Com*                                               149,199            965
   Adobe Systems (B)                                    86,402          3,856
   Advanced Micro Devices (B)*                         109,162          1,697
   Affiliated Computer Services,
     Cl A (B)*                                          76,939          3,833
   Agilent Technologies*                               118,272          3,040
   Altera (F)*                                          17,233            396
   Analog Devices                                       32,300          1,588
   Andrew (B)*                                          25,300            497
   Apple Computer*                                      10,265            288
   Applied Materials*                                  218,843          4,368
   Arrow Electronics*                                   23,600            643
   Autodesk                                             52,322          1,876
   Automatic Data Processing                            22,553          1,002
   Avaya*                                              124,500          1,971
   BMC Software*                                        99,748          1,760
   Broadcom, Cl A*                                      28,803          1,216
   Checkfree*                                            1,800             55
   Cisco Systems (B)*                                1,005,248         22,266
   Citrix Systems*                                       3,203             67
   Computer Associates International (B)               156,070          4,223
   Compuware (F)*                                       40,146            317
   Comverse Technology (B)*                             14,808            262
   Convergys*                                           75,843          1,113
   Corning*                                             55,000            681
   Cree*                                                16,800            387
   Dell*                                               530,099         18,649
   DST Systems*                                         10,200            490
   Electronic Arts*                                    142,374          7,237
   EMC*                                                771,375          8,670
   First Data                                           35,236          1,525
   Harris                                               34,106          1,577
   Hewlett-Packard                                     853,980         18,139
   Intel                                             1,507,759         43,046
   International Business Machines                     490,688         43,470
   Intuit*                                              11,594            454
   Jabil Circuit*                                       41,653          1,179
   Keynote Systems*                                      1,761             23
   Kla-Tencor*                                             836             40


--------------------------------------------------------------------------------
18            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Lexmark International*                               69,655     $    6,570
   Linear Technology                                    86,960          3,449
   LSI Logic*                                          120,538            988
   Lucent Technologies (B)*                            475,387          1,697
   Maxim Integrated Products                           116,807          5,937
   Mercury Interactive*                                  8,244            395
   Micron Technology*                                  201,201          3,024
   Microsoft                                         1,764,752         46,501
   Molex                                                 5,100            150
   Motorola                                            857,546         16,954
   National Semiconductor (B)*                         241,695          5,237
   NCR*                                                 29,800          1,438
   Network Appliance*                                   47,438            939
   Novell*                                             127,000          1,157
   Oracle (B)*                                         837,428          9,480
   Paychex                                               4,554            171
   Peoplesoft (B)*                                      71,898          1,286
   PerkinElmer                                          83,115          1,622
   Photon Dynamics*                                      8,000            258
   Photronics*                                           3,900             69
   Plantronics*                                          1,570             62
   PMC - Sierra*                                        60,280            850
   Polycom*                                             44,193            905
   Qualcomm                                            167,730         11,250
   Sabre Holdings, Cl A                                 14,500            370
   Sanmina-SCI*                                        262,915          2,782
   Scientific-Atlanta                                  141,653          4,876
   Serena Software*                                     31,500            669
   Siebel Systems (F)*                                  34,500            373
   SonicWALL*                                            9,800             78
   Storage Technology*                                  34,728            981
   Sun Microsystems (B)*                               681,383          2,882
   Sungard Data Systems*                               118,575          3,286
   Symantec (B)*                                        35,306          1,617
   Symbol Technologies                                  22,489            331
   Synopsys (B)*                                        39,237          1,161
   Tektronix                                            23,984            757
   Tellabs (B)*                                         47,422            377
   Teradyne*                                           105,500          2,352
   Texas Instruments                                   738,248         19,276
   Thermo Electron*                                     55,804          1,718
   Unisys*                                             282,330          3,828
   United Online*                                        5,000             94
   VeriSign*                                            36,361            660
   Veritas Software*                                    24,498            652
   Vishay Intertechnology*                              10,100            191
   Waters*                                              83,229          3,835
   Xerox*                                              106,966          1,448
   Xilinx*                                               7,911            289
   Yahoo! (B) (F)*                                     312,790          9,650
                                                                   ----------
                                                                      387,788
                                                                   ----------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 3.4%
   Alcoa                                               151,936     $    4,756
   Ball                                                 15,520          1,060
   Consol Energy                                         4,400            136
   Dow Chemical                                        487,418         19,448
   E.I. Du Pont de Nemours                             104,759          4,526
   Eastman Chemical                                     21,800          1,010
   Ecolab                                                5,326            162
   Engelhard                                             3,700            112
   Florida Rock Industries                               2,200             87
   Freeport-McMoRan Copper & Gold,
     Cl B (B)                                           84,635          2,846
   Georgia-Pacific                                     205,072          7,346
   Hercules (B)*                                        78,042            826
   IMC Global                                           49,900            621
   International Flavors & Fragrances                    8,227            296
   Louisiana-Pacific                                   171,497          3,962
   MacDermid                                             6,000            187
   Monsanto                                            134,849          4,652
   Newmont Mining                                       38,576          1,532
   Nucor                                                50,900          3,352
   Pactiv*                                             105,746          2,493
   Phelps Dodge (B)*                                    86,413          5,867
   PPG Industries                                       81,364          4,866
   Praxair                                              19,736            730
   Rohm & Haas                                           8,900            343
   Sealed Air*                                          11,329            569
   Sigma-Aldrich                                        18,605          1,062
   Temple-Inland                                         8,100            529
   United States Steel                                  67,258          2,042
   Vulcan Materials                                     19,543            875
   Worthington Industries                               94,759          1,814
                                                                   ----------
                                                                       78,107
                                                                   ----------
TELECOMMUNICATION SERVICES -- 3.1%
   Amdocs*                                              52,150          1,287
   Aspect Communications*                               28,700            369
   AT&T Wireless Services*                             344,906          4,884
   BellSouth                                           483,156         12,060
   CenturyTel                                           42,600          1,273
   Crown Castle International*                           6,400             94
   Nextel Communications, Cl A*                        561,797         12,994
   SBC Communications                                  564,938         13,389
   Sprint-FON Group                                    273,113          4,851
   Verizon Communications                              546,712         18,905
                                                                   ----------
                                                                       70,106
                                                                   ----------
UTILITIES -- 2.0%
   AES*                                                 14,400            134
   Allegheny Energy (B)*                                19,100            272
   American Electric Power                              32,300          1,026
   Centerpoint Energy                                  113,915          1,235
   Cinergy                                               3,283            123


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            19

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Disciplined Equity Fund (Concluded)
May 31, 2004
--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   CMS Energy*                                          95,500     $      823
   Constellation Energy Group                          118,303          4,524
   Duke Energy                                           8,000            160
   Edison International                                299,203          7,223
   Entergy                                             177,397          9,688
   Exelon                                              244,920          8,156
   FPL Group                                             3,000            191
   KeySpan                                              17,600            623
   NiSource                                             18,658            378
   PG&E (B)*                                            93,889          2,676
   PPL                                                   7,863            339
   Progress Energy                                      13,700            584
   Sempra Energy                                        49,030          1,636
   Southern                                             31,916            923
   TECO Energy                                           6,300             77
   TXU                                                  89,986          3,363
   Xcel Energy                                          75,241          1,278
                                                                   ----------
                                                                       45,432
                                                                   ----------
Total Common Stock
   (Cost $2,157,939) ($ Thousands)                                  2,218,396
                                                                   ----------

CORPORATE OBLIGATIONS (C) (E) -- 1.8%
FINANCIALS -- 1.7%
   Belford Funding
        1.100%, 02/02/05                               $ 2,785          2,785
   Blue Heron Funding
        1.130%, 02/23/05                                 2,785          2,785
        1.130%, 03/18/05                                 1,253          1,253
   Bradford & Bingley
        1.292%, 01/07/05                                 1,755          1,753
   CCN Bluegrass
        1.170%, 02/18/05                                 2,089          2,089
   CIT Group
        1.200%, 12/01/04                                 1,671          1,671
   Commodore
        1.270%, 12/12/38                                   835            835
   Countrywide Home Loans
        1.370%, 02/23/05                                   808            808
        1.350%, 05/20/05                                   557            557
        1.235%, 09/24/04                                   975            975
        1.220%, 01/18/05                                 1,393          1,392
   Davis Square Funding
        1.130%, 04/06/05                                 2,785          2,785
   Duke Funding
        1.180%, 04/08/05                                 1,392          1,392
   HBOS Treasury Services
        1.065%, 07/19/04                                   362            362
   Harwood
        1.160%, 06/21/04                                   696            696



--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Lakeside Funding
        1.160%, 06/08/04                               $ 3,621        $ 3,621
   Liberty Light US Capital
        1.100%, 02/09/05                                 1,393          1,392
        1.075%, 01/14/05                                 1,393          1,392
   Morgan Stanley
        1.100%, 07/06/04                                 1,392          1,392
        1.100%, 07/23/04                                 1,393          1,393
        1.100%, 06/03/05                                   557            557
   Orchid Structured Finance
        1.360%, 11/18/04                                 1,856          1,856
   Paragon Mortgages
        1.120%, 09/15/04                                 1,207          1,207
   Saturn Ventures
        1.170%, 08/09/04                                 1,393          1,393
   Sigma Finance
        1.080%, 11/01/04                                   836            835
   Tango
        1.380%, 08/13/04                                 1,393          1,393
                                                                   ----------
                                                                       38,569
                                                                   ----------
INDUSTRIALS -- 0.1%
   Caterpillar
        1.240%, 07/09/04                                 1,393          1,393
                                                                   ----------
Total Corporate Obligations
   (Cost $39,962) ($ Thousands)                                        39,962
                                                                   ----------

COMMERCIAL PAPER (C) (D) -- 0.8%
FINANCIALS -- 0.8%
   Atlantis One Funding
        1.317%, 11/02/04                                 1,393          1,385
   ASAP Funding
        1.060%, 06/15/04                                 2,785          2,784
   Amstel Funding
        1.143%, 08/30/04                                 1,393          1,389
   Beethoven Funding
        1.103%, 08/26/04                                   638            636
   Bradford & Bingley
        1.184%, 09/10/04                                 1,393          1,388
   CIT Group
        1.217%, 11/22/04                                 1,003            997
        1.186%, 10/25/04                                   758            754
   Harwood
        1.111%, 06/25/04                                   600            599
   JACKET
        1.133%, 08/16/04                                   669            667
   Park Granada
        1.062%, 07/30/04                                 2,646          2,641
        1.061%, 07/15/04                                 1,393          1,391




--------------------------------------------------------------------------------
20            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Rhineland Funding
        1.132%, 07/21/04                              $  1,098     $    1,096
        1.091%, 06/23/04                                   955            954
   Tannehill Capital
        1.306%, 10/06/04                                 1,764          1,756
                                                                   ----------
Total Commercial Paper
   (Cost $18,437) ($ Thousands)                                        18,437
                                                                   ----------

CASH EQUIVALENTS -- 1.7%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                           696,253            696
   Bear Stearns Master Notes (C)                     2,785,011          2,785
   First Union Cash Management
     Program                                         3,815,076          3,815
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                  31,390,603         31,391
                                                                   ----------
Total Cash Equivalents
   (Cost $38,687) ($ Thousands)                                        38,687
                                                                   ----------

U.S. TREASURY OBLIGATIONS -- 0.4%
  U.S. Treasury Bills (A)
        0.980%, 08/26/04                                 5,700          5,685
        0.970%, 09/09/04                                 1,025          1,022
        0.930%, 06/17/04                                   250            250
        0.900%, 06/24/04                                 2,500          2,499
                                                                   ----------
Total U.S. Treasury Obligations
   (Cost $9,457) ($ Thousands)                                          9,456
                                                                   ----------

REPURCHASE AGREEMENTS -- 0.4%
   Barclays (C)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $3,899,467
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $3,977,011)                                  3,899          3,899
   Deutsche Bank (C)
     1.030%, dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $2,450,589
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $2,499,335)                                  2,450          2,450


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers (C)
     1.040%, dated 05/28/04,
     to be repurchased on 06/01/04,
     repurchase price $3,036,013
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $3,096,426)                               $  3,036     $    3,036
                                                                   ----------
Total Repurchase Agreements
   (Cost $9,385) ($ Thousands)                                          9,385
                                                                   ----------
Total Investments -- 102.2%
   (Cost $2,273,867) ($ Thousands)                                  2,334,323
                                                                   ----------

OTHER ASSETS AND LIABILITIES -- (2.2%)
Payable upon Return on Securities Loaned                              (71,265)
Investment Advisory Fees Payable                                         (562)
Trustees' Fees Payable                                                     (7)
Other Assets and Liabilities, Net                                      22,552
                                                                   ----------
Total Other Assets and Liabilities                                    (49,282)
                                                                   ----------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                        2,209,727
Undistributed net investment income                                     4,686
Accumulated net realized gain on investments
   and futures contracts                                                9,811
Net unrealized appreciation on investments                             60,456
Net unrealized appreciation on futures contracts                          361
                                                                   ----------
Net Assets -- 100.0%                                                $2,285,041
                                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,285,040,831 / 20,437,580 shares)                               $111.81
                                                                      =======

* Non-income producing security.

+ Real Estate Investment Trust

++ Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at May 31, 2004 (see Note 9). The total value of securities on loan at May 31, 2004 was $68,954,764.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2004 was $71,264,809.

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2004.

(F) Securities are valued by Amex Pricing Program as adopted by the Board of Trustees (see Note 2).

Cl -- Class

Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            21

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Index Fund
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.6%
CONSUMER DISCRETIONARY -- 11.7%
   99 Cents Only Stores (B)*                               997       $     19
   Abercrombie & Fitch, Cl A*                            2,414             88
   Advance Auto Parts*                                   1,292             55
   Amazon.Com*                                           5,645            273
   American Axle & Manufacturing
     Holdings*                                             672             23
   Applebees International                               1,450             55
   ArvinMeritor                                          1,554             29
   Autoliv                                               2,363             98
   Autonation*                                           4,490             75
   Autozone (B)*                                         1,628            141
   Barnes & Noble                                        1,277             38
   Bed Bath & Beyond*                                    7,498            279
   Belo, Cl A                                            2,444             72
   Best Buy                                              6,635            350
   Big Lots*                                             2,988             44
   Black & Decker                                        1,997            120
   Blockbuster, Cl A (B)                                   935             15
   Blyth                                                   895             29
   Boise Cascade                                         1,669             59
   Borders Group (B)                                     2,009             46
   BorgWarner                                            1,422             59
   Brinker International*                                2,498             92
   Brunswick                                             2,108             85
   Cablevision Systems, Cl A*                            2,077             45
   Caesars Entertainment (B)*                            7,192             99
   Carmax*                                               2,588             59
   CBRL Group                                            1,196             39
   Centex                                                3,152            153
   Cheesecake Factory (B)*                               1,221             48
   Chico's FAS (B)*                                      2,183             94
   Circuit City Stores                                   4,871             58
   Claire's Stores                                       2,022             42
   Clear Channel Communications                         13,424            533
   Coach*                                                4,635            202
   Columbia Sportswear*                                    325             18
   Comcast, Cl A*                                       54,630          1,582
   COX Communications, Cl A (B)*                         5,836            183
   COX Radio, Cl A*                                        916             17
   Dana                                                  3,893             73
   Darden Restaurants                                    4,189             94
   Delphi                                               12,409            126
   DIRECTV Group*                                       18,329            323
   Dollar General                                        7,389            143
   Dollar Tree Stores*                                   2,964             83
   Dow Jones                                             1,040             50
   DR Horton                                             4,639            134
   E.W. Scripps, Cl A                                      814             87
   Eastman Kodak                                         7,431            195
   eBay*                                                10,729            953
   Entercom Communications*                                982             40


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Entravision Communications, Cl A*                     1,110       $      9
   Ethan Allen Interiors                                   852             33
   Family Dollar Stores                                  3,915            123
   Federated Department Stores                           4,748            226
   Foot Locker                                           3,573             84
   Ford Motor                                           45,042            669
   Fortune Brands                                        3,722            280
   Fox Entertainment Group, Cl A*                        4,484            121
   Furniture Brands International                        1,132             29
   Gannett                                               6,874            604
   Gap                                                  16,917            409
   Gemstar-TV Guide International*                       5,565             25
   General Motors (B)                                   11,838            537
   Gentex                                                1,966             75
   Genuine Parts                                         4,480            169
   Getty Images*                                           903             51
   GTECH Holdings                                        1,371             77
   Harley-Davidson                                       7,762            446
   Harman International Industries                       1,325            106
   Harrah's Entertainment                                2,759            142
   Harte-Hanks                                           1,489             34
   Hasbro                                                3,443             68
   Hearst-Argyle Television                                863             23
   Hilton Hotels                                         8,575            149
   Home Depot                                           58,672          2,107
   Hovnanian Enterprises, Cl A*                            784             28
   InterActive (B)*                                     10,817            338
   Interdigital Communications*                          1,343             23
   International Game Technology                         8,767            345
   International Speedway, Cl A                            757             35
   Interpublic Group (B)*                               10,473            151
   JC Penney                                             6,869            246
   John Wiley & Sons, Cl A                               1,316             42
   Johnson Controls                                      4,784            258
   Jones Apparel Group                                   3,045            117
   KB Home                                               1,018             67
   Knight-Ridder                                         2,074            158
   Kohl's*                                               7,284            346
   Krispy Kreme Doughnuts (B)*                           1,472             32
   La-Z-Boy                                              1,457             27
   Lamar Advertising, Cl A (B)*                          1,914             78
   Leapfrog Enterprises (B)*                               478             10
   Lear                                                  1,567             93
   Lee Enterprises                                       1,081             52
   Leggett & Platt                                       5,037            127
   Lennar, Cl A                                          2,996            137
   Liberty Media, Cl A*                                 70,023            769
   Limited                                              10,089            195
   Liz Claiborne                                         2,695             92
   Lowe's                                               19,481          1,044
   Mandalay Resort Group                                 1,212             66
   Marriott International, Cl A                          5,031            248
   Marvel Enterprises (B)*                               1,275             26
   Mattel                                               11,229            196


--------------------------------------------------------------------------------
22            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   May Department Stores                                 7,421       $    213
   Maytag                                                2,001             52
   McClatchy, Cl A                                         474             33
   McDonald's                                           32,586            860
   McGraw-Hill                                           4,904            382
   MDC Holdings                                            506             33
   Media General, Cl A                                     448             31
   Meredith                                                799             42
   Metro-Goldwyn-Mayer*                                  1,981             24
   MGM Mirage*                                           1,666             74
   Michaels Stores                                       1,751             91
   Mohawk Industries*                                    1,274             95
   MSC Industrial Direct, Cl A                             523             15
   Neiman-Marcus Group, Cl A*                              945             49
   New York Times, Cl A                                  3,620            169
   Newell Rubbermaid                                     7,124            168
   Nike, Cl B                                            4,222            300
   Nordstrom                                             2,459            100
   NTL*                                                  1,882            111
   NVR (B)*                                                122             56
   O'Reilly Automotive*                                  1,032             46
   Office Depot*                                         7,963            130
   Omnicom Group                                         4,846            387
   Outback Steakhouse                                    1,571             67
   Petsmart                                              3,565            111
   Pier 1 Imports                                        2,389             45
   Polaris Industries                                    1,070             46
   Polo Ralph Lauren                                     1,046             35
   Pulte Homes                                           2,476            131
   Radio One, Cl D*                                      2,020             35
   RadioShack                                            4,388            133
   Reader's Digest Association                           2,008             30
   Reebok International                                  1,241             45
   Regal Entertainment Group, Cl A                         660             14
   Regis                                                 1,063             46
   Rent-A-Center*                                        1,780             53
   Ross Stores                                           3,980            104
   Ruby Tuesday                                          1,536             44
   Ryland Group                                            667             53
   Saks                                                  3,125             47
   Scholastic*                                             702             20
   Sears Roebuck                                         5,497            209
   Sherwin-Williams                                      3,096            122
   Sirius Satellite Radio (B)*                          27,143             81
   Snap-On                                               1,491             50
   Stanley Works                                         1,621             71
   Staples                                              12,680            350
   Starbucks (B)*                                       10,038            408
   Starwood Hotels & Resorts Worldwide                   4,803            203
   Station Casinos                                         944             44
   Talbots                                                 571             20
   Target                                               23,330          1,043
   Tiffany                                               2,853            101
   Timberland, Cl A*                                       482             30


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Time Warner (B)*                                    110,592       $  1,884
   TJX                                                  13,173            328
   Toll Brothers*                                        1,129             46
   Toys "R" Us*                                          5,492             86
   Tribune                                               5,526            267
   UnitedGlobalCom, Cl A*                                3,725             27
   Univision Communications, Cl A*                       3,823            124
   Valassis Communications*                              1,031             30
   VF                                                    2,069             97
   Viacom, Cl B                                         39,554          1,459
   Walt Disney                                          52,365          1,229
   Washington Post, Cl B                                   125            119
   Wendy's International                                 2,951            111
   Westwood One*                                         2,134             58
   Whirlpool                                             1,748            116
   Williams-Sonoma (B)*                                  2,191             70
   Wynn Resorts*                                           862             33
   XM Satellite Radio Holdings,
     Cl A (B)*                                           3,581             90
   Yum! Brands*                                          7,499            281
                                                                     --------
                                                                       33,266
                                                                     --------
CONSUMER STAPLES -- 9.8%
   Adolph Coors, Cl B                                      695             45
   Alberto-Culver                                        1,543             73
   Albertson's (B)                                       8,736            205
   Altria Group                                         51,808          2,485
   Anheuser-Busch                                       21,381          1,139
   Aramark, Cl B                                         1,881             52
   Archer-Daniels-Midland                               13,131            218
   Avon Products                                         6,037            535
   Brown-Forman, Cl B                                    1,754             84
   Campbell Soup                                         5,781            147
   Church & Dwight                                         950             43
   Clorox                                                3,999            209
   Coca-Cola                                            54,830          2,816
   Coca-Cola Enterprises                                 5,727            158
   Colgate-Palmolive                                    13,719            785
   ConAgra Foods                                        13,809            388
   Constellation Brands, Cl A*                           2,334             84
   Costco Wholesale*                                    11,732            443
   CVS                                                  10,132            422
   Dean Foods*                                           4,008            142
   Del Monte Foods*                                      4,825             50
   Energizer Holdings*                                   2,018             92
   Estee Lauder, Cl A                                    2,576            118
   General Mills                                         9,499            437
   Gillette                                             26,161          1,127
   Hershey Foods                                         2,258            200
   HJ Heinz                                              9,016            337
   Hormel Foods                                          1,939             61
   JM Smucker                                            1,236             60
   Kellogg                                               6,283            266


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            23

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Index Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Kimberly-Clark                                       13,027       $    859
   Kraft Foods, Cl A                                     6,971            208
   Kroger*                                              19,383            324
   Lancaster Colony                                        740             30
   Loews-- Carolina Group                                1,211             27
   McCormick                                             3,548            126
   Pepsi Bottling Group                                  4,030            117
   PepsiAmericas                                         1,511             32
   PepsiCo                                              43,950          2,346
   Performance Food Group*                               1,220             40
   Procter & Gamble                                     33,133          3,572
   Rite Aid*                                            11,114             56
   RJ Reynolds Tobacco Holdings                          2,130            120
   Safeway (B)*                                         11,250            254
   Sara Lee                                             19,977            457
   Smithfield Foods*                                     2,081             60
   Supervalu                                             3,356            104
   Sysco                                                16,625            623
   Tootsie Roll Industries                                 607             21
   Tyson Foods, Cl A                                     5,426            111
   UST                                                   4,313            161
   Wal-Mart Stores (B)                                  67,954          3,787
   Walgreen                                             26,255            919
   Whole Foods Market                                    1,291            111
   Winn-Dixie Stores (B)                                 2,270             14
   Wm. Wrigley Jr                                        4,103            258
                                                                     --------
                                                                       27,958
                                                                     --------
ENERGY -- 6.0%
   Amerada Hess                                          1,853            131
   Anadarko Petroleum                                    6,393            349
   Apache                                                8,312            335
   Ashland                                               1,690             80
   Baker Hughes                                          8,587            292
   BJ Services*                                          3,856            162
   Burlington Resources                                  5,140            344
   Chesapeake Energy (B)                                 5,457             72
   ChevronTexaco                                        27,329          2,471
   ConocoPhillips                                       17,393          1,275
   Cooper Cameron*                                       1,255             58
   Devon Energy                                          5,913            351
   Diamond Offshore Drilling (B)                         1,391             31
   El Paso                                              16,121            116
   ENSCO International                                   3,896            104
   EOG Resources                                         2,967            158
   ExxonMobil                                          170,842          7,389
   FMC Technologies*                                     1,495             40
   Grant Prideco*                                        2,510             39
   Halliburton                                          11,181            325
   Helmerich & Payne                                     1,366             34
   Kerr-McGee (B)                                        2,550            126
   Key Energy Services*                                  3,383             33
   Kinder Morgan                                         2,462            148


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Marathon Oil                                          8,643       $    288
   Murphy Oil                                            1,973            129
   National-Oilwell*                                     2,038             56
   Newfield Exploration*                                 1,194             59
   Noble Energy                                          1,480             67
   Occidental Petroleum                                  9,739            430
   Patterson-UTI Energy*                                 2,033             62
   Pioneer Natural Resources*                            3,006             93
   Pogo Producing                                        1,555             71
   Premcor*                                              1,081             40
   Pride International (B)*                              2,881             45
   Rowan*                                                2,452             54
   Smith International*                                  2,156            108
   Sunoco                                                1,977            122
   Tidewater                                             1,472             41
   Unocal                                                6,581            234
   Valero Energy                                         3,282            217
   Varco International*                                  2,384             48
   Western Gas Resources                                   469             26
   Westport Resources*                                     717             25
   Williams (B)                                         13,361            159
   XTO Energy                                            5,968            151
                                                                     --------
                                                                       16,988
                                                                     --------
FINANCIALS -- 21.1%
   Aflac                                                13,194            536
   AG Edwards                                            1,965             73
   Alleghany*                                               93             25
   Allied Capital (B)                                    3,127             85
   Allstate                                             18,026            793
   AMB Property+                                         1,965             65
   AMBAC Financial Group                                 2,116            146
   American Capital Strategies                           1,874             50
   American Express                                     29,455          1,493
   American Financial Group                                915             28
   American International Group                         58,694          4,302
   American National Insurance                             241             23
   AmeriCredit*                                          3,854             68
   Ameritrade Holding*                                   5,843             69
   AmSouth Bancorp                                       9,011            230
   Annaly Mortgage Management+                           2,780             49
   AON                                                   6,527            180
   Apartment Investment & Management,
     Cl A+                                               2,441             70
   Archstone-Smith Trust+                                4,886            142
   Arden Realty+                                         1,469             44
   Arthur J Gallagher (B)                                2,377             76
   Associated Banccorp                                   2,644             77
   Astoria Financial                                     1,806             69
   AvalonBay Communities+                                1,722             94
   BancorpSouth                                          1,999             42
   Bank of America                                      53,288          4,430
   Bank of Hawaii                                        1,412             61


--------------------------------------------------------------------------------
24            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Bank of New York                                     19,840       $    597
   Bank One                                             29,280          1,419
   Banknorth Group                                       4,479            148
   BB&T                                                 14,334            540
   Bear Stearns                                          2,653            215
   BlackRock                                               485             31
   BOK Financial*                                          476             18
   Boston Properties+                                    1,891             93
   BRE Properties, Cl A+                                 1,183             41
   Brown & Brown                                         1,299             52
   Camden Property Trust+                                  919             43
   Capital One Financial                                 5,764            404
   Capitol Federal Financial                               527             17
   CarrAmerica Realty+                                   1,400             41
   Catellus Development+                                 2,522             62
   CBL & Associates Properties+                            519             28
   Centerpoint Properties Trust                            583             43
   Charles Schwab                                       27,145            266
   Charter One Financial                                 5,820            256
   Chelsea Property Group+                                 946             52
   Chicago Mercantile Exchange                             113             15
   Chubb                                                 4,751            320
   Cincinnati Financial                                  3,676            157
   CIT Group                                             5,048            189
   Citigroup                                           131,743          6,117
   City National (B)                                     1,022             66
   CNA Financial*                                          746             22
   Colonial BancGroup                                    3,097             56
   Comerica (B)                                          4,499            255
   Commerce Bancorp (B)                                  1,676            103
   Commerce Bancshares                                   1,587             74
   Compass Bancshares (B)                                3,276            138
   Countrywide Financial                                 6,577            424
   Cousins Properties+                                     942             29
   Crescent Real Estate Equity+                          2,004             34
   Cullen/Frost Bankers                                  1,365             60
   Developers Diversified Realty+                        2,254             78
   Doral Financial                                       2,226             72
   Downey Financial                                        525             28
   Duke Realty+                                          3,497            113
   E*Trade Financial*                                    8,762            100
   Eaton Vance                                           1,718             63
   Equity Office Properties Trust+                      10,223            276
   Equity Residential+                                   7,069            208
   Erie Indemnity, Cl A                                    647             29
   Fannie Mae                                           25,031          1,695
   Federal Realty Investment Trust+                      1,262             50
   Federated Investors, Cl B                             1,950             58
   Fidelity National Financial                           4,121            155
   Fifth Third Bancorp                                  12,837            697
   First American                                        2,055             53
   First Bancorp Puerto Rico                               921             36
   First Horizon National                                3,291            153
   First Midwest Bancorp                                 1,122             38


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   First National Bankshares of Florida                  1,106       $     22
   FirstMerit                                            1,993             49
   FNB                                                   1,106             22
   Forest City Enterprises, Cl A                           784             40
   Franklin Resources (B)                                4,225            212
   Freddie Mac                                          17,820          1,041
   Friedman Billings Ramsey Group,
     Cl A                                                1,814             35
   Fulton Financial                                      2,882             60
   General Growth Properties+                            5,574            164
   Golden West Financial                                 3,197            348
   Goldman Sachs Group                                   7,286            684
   Greenpoint Financial                                  2,801            112
   Hartford Financial Services Group                     7,260            480
   HCC Insurance Holdings                                1,563             52
   Health Care Property Investors+                       3,290             79
   Healthcare Realty Trust+                              1,043             38
   Hibernia, Cl A                                        4,024             97
   Hospitality Properties Trust+                         1,645             67
   Host Marriott+*                                       7,790             96
   HRPT Properties Trust+                                4,178             41
   Hudson City Bancorp                                   1,803             65
   Hudson United Bancorp                                 1,084             40
   Huntington Bancshares                                 5,965            135
   Independence Community Bank                           1,874             70
   IndyMac Bancorp                                       1,455             48
   Instinet Group*                                       3,479             23
   International Bancshares                                617             33
   Investors Financial Services                          1,647             64
   iStar Financial+                                      2,684            103
   Janus Capital Group                                   6,276            103
   Jefferies Group                                       1,046             34
   Jefferson-Pilot                                       3,613            185
   JP Morgan Chase                                      51,931          1,913
   Keycorp                                              10,868            341
   Kimco Realty (B)+                                     2,422            111
   LaBranche (B)                                         1,384             12
   Legg Mason (B)                                        1,630            143
   Lehman Brothers Holdings                              6,865            519
   Leucadia National                                     1,303             65
   Liberty Property Trust+                               2,155             86
   Lincoln National                                      4,536            215
   LNR Property                                            502             25
   Loews                                                 3,356            193
   M&T Bank                                              1,699            154
   Macerich+                                             1,451             66
   Mack-Cali Realty+                                     1,485             59
   Markel*                                                 210             60
   Marsh & McLennan                                     13,755            607
   Marshall & Ilsley                                     5,833            240
   MBIA                                                  3,644            202
   MBNA                                                 27,474            698
   Mellon Financial                                     11,057            326
   Mercantile Bankshares                                 2,072             97


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            25

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Index Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Mercury General                                         714       $     36
   Merrill Lynch                                        23,760          1,350
   Metlife                                               8,742            311
   MGIC Investment                                       1,816            133
   Mills+                                                1,098             48
   Mony Group (B)*                                       1,134             35
   Moody's                                               3,218            210
   Morgan Stanley                                       27,074          1,449
   National City                                        14,215            504
   National Commerce Financial                           5,278            172
   Nationwide Financial Services, Cl A                   1,461             53
   New Plan Excel Realty Trust+                          2,498             59
   New York Community Bancorp                            6,590            154
   North Fork Bancorporation                             4,194            161
   Northern Trust                                        4,983            214
   Nuveen Investments, Cl A                                499             13
   Odyssey Re Holdings (B)                                 384             10
   Old National Bancorp                                  1,660             41
   Old Republic International                            4,579            104
   Pan Pacific Retail Properties+                        1,011             47
   Park National                                           280             32
   Peoples Bank Bridgeport                               1,059             34
   Piper Jaffray*                                          492             24
   Plum Creek Timber+                                    4,622            145
   PMI Group                                             2,498            108
   PNC Financial Services Group                          7,383            408
   Popular                                               3,439            149
   Principal Financial Group*                            7,420            259
   Progressive                                           5,013            430
   Prologis+                                             4,213            135
   Protective Life                                       1,581             58
   Provident Financial Group                             1,037             42
   Providian Financial*                                  6,645             90
   Prudential Financial (B)                             14,118            625
   Public Storage+                                       2,539            117
   Radian Group                                          2,411            111
   Raymond James Financial                               1,497             39
   Realty Income+                                        1,073             43
   Regency Centers+                                        599             24
   Regions Financial                                     5,669            216
   Reinsurance Group of America                            558             22
   Rouse+                                                2,255            103
   Safeco                                                3,344            140
   SEI Investments (F)                                   1,927             57
   Shurgard Storage Centers, Cl A+                       1,119             42
   Simon Property Group+                                 3,546            183
   Sky Financial Group                                   2,327             60
   SLM                                                  10,584            406
   SouthTrust                                            8,748            296
   Sovereign Bancorp                                     7,601            165
   St Joe                                                  895             35
   St. Paul                                             14,668            582
   Stancorp Financial Group                                777             50
   State Street                                          8,550            414


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Student Loan                                            102       $     15
   SunTrust Banks                                        6,351            413
   Synovus Financial (B)                                 7,743            199
   T Rowe Price Group                                    2,682            129
   TCF Financial                                         1,845            103
   Thornburg Mortgage+                                   1,976             52
   Torchmark                                             2,991            162
   Transatlantic Holdings                                  524             46
   Trizec Properties+                                    2,050             34
   Trustmark                                             1,213             34
   Union Planters                                        4,863            146
   UnionBanCal                                           1,314             76
   United Bankshares                                       945             29
   United Dominion Realty Trust+                         3,354             67
   Unitrin                                               1,141             46
   UnumProvident                                         7,432            108
   US Bancorp                                           49,210          1,383
   Valley National Bancorp                               2,559             65
   Vornado Realty Trust+                                 2,264            124
   Wachovia                                             32,709          1,544
   Waddell & Reed Financial, Cl A                        1,941             42
   Washington Federal                                    2,058             49
   Washington Mutual                                    22,176            969
   Webster Financial                                     1,366             64
   Weingarten Realty Investors+                          2,008             62
   Wells Fargo                                          43,155          2,538
   Wesco Financial                                          41             15
   Westamerica Bancorporation                              811             40
   Whitney Holding                                       1,014             44
   Wilmington Trust                                      1,663             61
   WR Berkley                                            1,596             66
   Zions Bancorporation                                  2,297            141
                                                                     --------
                                                                       60,035
                                                                     --------
HEALTH CARE -- 14.0%
   Abbott Laboratories                                  39,874          1,643
   Aetna                                                 3,677            299
   Affymetrix (B)*                                       1,499             44
   Allergan                                              3,306            294
   American Pharmaceutical Partners*                       436             15
   AmerisourceBergen                                     2,811            169
   Amgen*                                               32,967          1,803
   Amylin Pharmaceuticals*                               2,423             54
   Andrx*                                                1,901             52
   Anthem*                                               3,511            311
   Apogent Technologies*                                 2,236             72
   Applera-- Applied Biosystems Group                    5,424            105
   Apria Healthcare Group*                               1,250             35
   Barr Pharmaceuticals*                                 1,815             79
   Bausch & Lomb                                         1,368             83
   Baxter International                                 15,357            483
   Beckman Coulter                                       1,537             93
   Becton Dickinson                                      6,521            328


--------------------------------------------------------------------------------
26            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Bio-Rad Laboratories, Cl A*                             464       $     26
   Biogen Idec (B)*                                      7,456            463
   Biomet                                                6,596            265
   Boston Scientific*                                   16,416            727
   Bristol-Myers Squibb                                 49,684          1,256
   Cardinal Health (B)                                  11,430            774
   Caremark Rx*                                         10,698            334
   Celgene*                                              2,044            117
   Cephalon (B)*                                         1,257             68
   Charles River Laboratories
     International*                                      1,219             55
   Chiron*                                               2,280            102
   Cigna                                                 3,575            242
   Community Health Systems*                             1,362             35
   Coventry Health Care*                                 1,821             84
   CR Bard                                               1,306            147
   DaVita*                                               1,501             70
   Dentsply International                                2,008             99
   Edwards Lifesciences*                                 1,507             55
   Eli Lilly                                            24,671          1,818
   Endo Pharmaceuticals Holdings*                          896             20
   Eon Labs*                                               272             21
   Express Scripts*                                      1,554            122
   First Health Group*                                   2,385             36
   Fisher Scientific International (B)*                  1,177             68
   Forest Laboratories*                                  8,730            553
   Genentech*                                           10,458            626
   Genzyme*                                              4,899            214
   Gilead Sciences*                                      5,429            355
   Guidant                                               7,959            433
   HCA                                                  11,846            460
   Health Management Associates, Cl A                    6,156            135
   Health Net*                                           2,562             60
   Henry Schein*                                         1,023             69
   Hillenbrand Industries                                1,266             75
   Hospira*                                              4,003            103
   Human Genome Sciences*                                3,381             37
   Humana*                                               4,088             70
   ICOS (B)*                                             1,404             40
   Idexx Laboratories*                                     846             56
   ImClone Systems (B)*                                  1,349            100
   IMS Health                                            6,115            152
   Invitrogen (B)*                                       1,272             88
   IVAX*                                                 3,409             83
   Johnson & Johnson                                    75,914          4,229
   King Pharmaceuticals*                                 6,023             80
   Laboratory of America Holdings*                       3,783            156
   Lincare Holdings*                                     2,351             79
   Manor Care                                            2,375             74
   McKesson                                              6,987            240
   Medco Health Solutions*                               6,924            243
   Medicis Pharmaceutical, Cl A                          1,253             53
   Medimmune*                                            6,530            157
   Medtronic                                            31,263          1,498


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Merck                                                57,367       $  2,713
   Mettler Toledo International*                           934             43
   Millennium Pharmaceuticals*                           7,328            109
   Millipore*                                            1,115             61
   Mylan Laboratories                                    7,004            156
   Neurocrine Biosciences*                                 853             49
   Omnicare                                              2,237             96
   Oxford Health Plans                                   2,082            118
   Pacificare Health Systems*                            1,954             72
   Patterson Dental (B)*                                 1,530            116
   Pfizer                                              201,917          7,136
   Pharmaceutical Product
     Development*                                        1,169             35
   Pharmaceutical Resources*                               887             37
   Protein Design Labs (B)*                              2,430             47
   Quest Diagnostics                                     1,845            159
   Renal Care Group*                                     1,660             54
   Resmed*                                                 795             40
   Respironics*                                            811             43
   Schering-Plough                                      37,598            635
   Sepracor (B)*                                         2,062             92
   St. Jude Medical*                                     4,610            352
   Steris*                                               1,866             43
   Stryker                                               7,104            361
   Tenet Healthcare (B)*                                11,996            143
   Triad Hospitals*                                      1,951             69
   UnitedHealth Group (B)                               15,231            994
   Universal Health Services, Cl B                       1,295             57
   Valeant Pharmaceuticals                               1,871             34
   Varian Medical Systems*                               1,739            144
   Watson Pharmaceuticals*                               2,792            104
   WellChoice*                                             540             22
   WellPoint Health Networks*                            3,791            423
   Wyeth                                                34,040          1,225
   Zimmer Holdings*                                      6,172            527
                                                                     --------
                                                                       39,793
                                                                     --------
INDUSTRIALS -- 9.8%
   3M                                                   19,968          1,688
   AGCO*                                                 2,001             38
   Allete                                                2,184             76
   Alliance Data Systems*                                  438             16
   Alliant Techsystems*                                    991             61
   Allied Waste Industries*                              6,589             87
   American Power Conversion                             4,240             77
   American Standard*                                    4,671            175
   Ametek                                                1,592             43
   Apollo Group, Cl A*                                   3,267            306
   Avery Dennison                                        2,802            165
   BearingPoint*                                         3,976             34
   Boeing                                               19,678            901
   Burlington Northern Santa Fe                          9,581            316
   Career Education*                                     2,436            166


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            27

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Index Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Carlisle                                                752       $     44
   Caterpillar                                           8,820            665
   Cendant                                              26,062            598
   CH Robinson Worldwide                                 1,749             73
   ChoicePoint*                                          2,069             89
   Cintas                                                3,052            139
   CNF                                                   1,202             47
   Corinthian Colleges*                                  2,153             61
   Corporate Executive Board                               979             54
   Crane                                                 1,288             39
   CSX                                                   5,553            175
   Cummins                                                 877             51
   Danaher                                               5,862            276
   Deere                                                 6,152            404
   Delta Air Lines (B)                                   2,648             16
   Deluxe                                                1,331             57
   DeVry*                                                1,480             40
   Donaldson                                             1,972             52
   Dover                                                 5,166            201
   Dun & Bradstreet*                                     1,949            108
   Eaton                                                 3,832            224
   Education Management*                                 1,564             54
   Emerson Electric                                     10,777            643
   Equifax                                               3,533             87
   Expeditors International Washington                   2,497            113
   Fastenal (B)                                          1,517             79
   FedEx                                                 7,666            564
   Fluor                                                 2,059             83
   General Dynamics                                      4,534            434
   General Electric (B)                                255,638          7,955
   Goodrich                                              3,042             85
   Graco                                                 1,660             46
   H&R Block                                             4,580            224
   Harsco                                                1,021             44
   Herman Miller                                         1,927             46
   Hewitt Associates, Cl A*                                463             15
   HNI                                                   1,500             60
   Honeywell International                              21,261            716
   Hubbell, Cl B                                         1,249             56
   IKON Office Solutions                                 3,570             39
   Illinois Tool Works                                   6,579            591
   Interactive Data*                                       956             16
   Iron Mountain*                                        1,595             71
   ITT Educational Services*                             1,047             43
   ITT Industries                                        2,342            189
   Jacobs Engineering Group*                             1,206             54
   JB Hunt Transport Services*                           1,460             48
   JetBlue Airways (B)*                                  2,190             63
   L-3 Communications Holdings                           2,051            131
   Lafarge North America                                   839             37
   Lockheed Martin                                       9,463            469
   Manpower                                              2,089            100
   Masco                                                11,496            333
   Monster Worldwide*                                    2,581             65


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Navistar International (B)*                           1,444       $     55
   Norfolk Southern                                     10,008            242
   Northrop Grumman                                      4,461            460
   Paccar                                                4,207            235
   Pall                                                  2,950             71
   Parker Hannifin                                       3,022            168
   Pentair                                               1,309             80
   Pitney Bowes                                          5,985            265
   Precision Castparts                                   1,585             74
   Raytheon                                             10,431            347
   Republic Services                                     3,946            114
   Robert Half International*                            3,668            103
   Rockwell Automation                                   4,215            143
   Rockwell Collins                                      4,547            137
   RR Donnelley & Sons                                   5,083            154
   Ryder System                                          1,482             55
   Service International (B)*                            7,574             55
   ServiceMaster                                         7,615             93
   Southwest Airlines                                   19,507            303
   SPX                                                   2,004             88
   Steelcase, Cl A                                       1,030             12
   Stericycle*                                             915             42
   Swift Transportation*                                 1,159             21
   Teleflex                                                940             44
   Textron                                               2,926            160
   Timken                                                1,330             30
   Union Pacific                                         6,532            381
   United Defense Industries*                              567             19
   United Parcel Service, Cl B                          13,146            943
   United Technologies                                  13,179          1,115
   University of Phoenix Online*                           370             33
   Viad                                                  2,355             59
   W.W. Grainger                                         1,974            107
   Waste Management                                     15,215            438
   Weight Watchers International*                        1,046             36
   Werner Enterprises                                    1,227             23
                                                                     --------
                                                                       27,820
                                                                     --------
INFORMATION TECHNOLOGY -- 16.4%
   3Com*                                                 9,589             62
   Acxiom (B)                                            1,695             41
   ADC Telecommunications*                              20,774             53
   Adobe Systems                                         5,869            262
   Adtran                                                1,004             29
   Advanced Fibre Communication*                         2,102             40
   Advanced Micro Devices (B)*                           8,946            139
   Affiliated Computer Services,
     Cl A (B)*                                           2,826            141
   Agere Systems, Cl B*                                 42,234            103
   Agilent Technologies*                                12,100            311
   Altera*                                               9,886            226
   American Tower, Cl A*                                 5,136             71
   Amkor Technology*                                     2,401             25


--------------------------------------------------------------------------------
28            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Amphenol, Cl A*                                       1,002       $     33
   Analog Devices                                        9,291            457
   Apple Computer*                                       9,418            264
   Applied Materials*                                   42,403            846
   Applied Micro Circuits*                               7,514             40
   Arrow Electronics*                                    2,726             74
   Atmel*                                               10,166             65
   Autodesk                                              2,930            105
   Automatic Data Processing                            15,241            677
   Avaya*                                               11,150            176
   Avnet*                                                3,029             71
   Avocent*                                              1,200             41
   AVX                                                   1,424             23
   BEA Systems*                                          9,625             83
   BISYS Group*                                          2,940             37
   BMC Software*                                         5,850            103
   Broadcom, Cl A*                                       5,830            246
   Brocade Communications Systems*                       6,814             41
   Cadence Design Systems (B)*                           6,811             94
   CDW                                                   1,509            106
   Ceridian*                                             3,319             74
   Certegy                                               1,439             54
   Checkfree (B)*                                        1,622             50
   Ciena*                                               12,307             44
   Cisco Systems*                                      179,465          3,975
   Citrix Systems*                                       4,141             87
   Cognizant Technology Solutions*                       1,678             78
   Computer Associates International                    11,819            320
   Computer Sciences*                                    4,542            198
   Compuware*                                            9,405             75
   Comverse Technology*                                  3,996             71
   Convergys*                                            3,669             54
   Corning*                                             34,241            424
   Cree (B)*                                             1,922             44
   Cypress Semiconductor (B)*                            3,108             51
   Dell*                                                58,242          2,049
   Diebold                                               1,820             89
   DoubleClick*                                          2,826             24
   DST Systems*                                          2,021             97
   EchoStar Communications, Cl A*                        5,898            190
   Electronic Arts*                                      5,743            292
   Electronic Data Systems                              11,601            190
   EMC*                                                 60,608            681
   Emulex (B)*                                           2,044             38
   Factset Research Systems                                495             22
   Fair Isaac (B)                                        1,743             61
   Fairchild Semiconductor
     International*                                      2,451             48
   First Data                                           22,260            964
   Fiserv*                                               4,642            176
   Foundry Networks*                                     2,728             34
   Global Payments                                         665             31
   Harris                                                1,720             80
   Hewlett-Packard                                      77,974          1,656


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Imation                                                 946       $     39
   Ingram Micro, Cl A*                                   2,822             41
   Integrated Circuit Systems*                           1,538             42
   Integrated Device Technology*                         2,791             41
   Intel                                               167,088          4,770
   International Business Machines                      41,398          3,667
   International Rectifier*                              1,662             74
   Intersil, Cl A                                        3,413             73
   Intuit*                                               4,734            185
   Jabil Circuit*                                        4,024            114
   Jack Henry & Associates                               1,636             32
   JDS Uniphase (B)*                                    34,812            120
   Juniper Networks (B)*                                10,877            227
   Kla-Tencor*                                           4,874            235
   Lam Research*                                         3,301             83
   Lexmark International*                                3,027            285
   Linear Technology                                     8,049            319
   LSI Logic*                                            9,368             77
   Lucent Technologies (B)*                            106,423            380
   Macromedia*                                           1,831             48
   Maxim Integrated Products                             8,346            424
   Maxtor*                                               4,909             34
   McData, Cl A*                                         2,776             13
   MEMC Electronic Materials*                              524              5
   Mercury Interactive*                                  1,936             93
   Microchip Technology                                  5,187            164
   Micron Technology (B)*                               14,188            213
   Microsoft                                           228,862          6,031
   Molex (B)                                             3,317             97
   Motorola                                             59,306          1,172
   National Instruments                                  1,140             37
   National Semiconductor*                               9,322            202
   NCR*                                                  2,175            105
   Network Appliance*                                    7,841            155
   Network Associates*                                   4,266             71
   Novell*                                               9,436             86
   Novellus Systems*                                     3,815            127
   Nvidia*                                               3,773             89
   Oracle*                                              99,310          1,124
   PanAmSat*                                               844             20
   Paychex                                               8,462            317
   Peoplesoft (B)*                                       8,485            152
   PerkinElmer                                           2,922             57
   Pixar*                                                  643             44
   PMC-Sierra*                                           4,341             61
   Polycom*                                              2,531             52
   QLogic*                                               2,442             75
   Qualcomm                                             20,227          1,357
   Rambus*                                               2,168             42
   RealNetworks*                                         2,037             12
   Red Hat (B)*                                          3,116             85
   Reynolds & Reynolds, Cl A                             1,637             49
   Sabre Holdings, Cl A                                  3,321             85
   Sandisk (B)*                                          3,538             87


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            29

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Index Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Sanmina-SCI*                                         13,275       $    140
   Scientific-Atlanta                                    3,575            123
   Siebel Systems (B)*                                  10,492            113
   Silicon Laboratories*                                   783             41
   Solectron*                                           20,113            111
   Storage Technology*                                   2,870             81
   Sun Microsystems (B)*                                83,043            351
   Sungard Data Systems*                                 7,377            204
   Symantec (B)*                                         7,910            362
   Symbol Technologies                                   5,949             88
   Synopsys (B)*                                         3,562            105
   Tech Data*                                            1,417             57
   Tektronix                                             1,985             63
   Tellabs (B)*                                         10,726             85
   Teradyne*                                             4,839            108
   Texas Instruments                                    44,322          1,157
   Thermo Electron*                                      4,084            126
   Total System Services                                   969             22
   Unisys*                                               7,910            107
   Utstarcom*                                            2,028             63
   VeriSign*                                             5,078             92
   Veritas Software*                                    10,662            284
   Vishay Intertechnology (B)*                           4,048             76
   Waters*                                               3,211            148
   WebMD*                                                7,875             70
   Western Digital*                                      5,636             52
   Xerox (B)*                                           19,029            258
   Xilinx*                                               8,677            317
   Yahoo! (B)*                                          27,508            843
   Zebra Technologies, Cl A*                               978             79
                                                                     --------
                                                                       46,721
                                                                     --------
MATERIALS -- 2.8%
   Air Products & Chemicals                              5,817            291
   Airgas                                                1,513             33
   Alcoa                                                21,648            678
   Aptargroup                                              919             37
   Ball                                                  1,449             99
   Bemis                                                 2,490             69
   Bowater (B)                                           1,339             56
   Cabot                                                 1,546             55
   Consol Energy                                           525             16
   Cytec Industries                                        989             40
   Dow Chemical                                         23,456            936
   E.I. Du Pont de Nemours                              25,524          1,103
   Eastman Chemical                                      2,039             94
   Ecolab                                                4,818            147
   Engelhard                                             2,870             87
   Florida Rock Industries                                 765             30
   Freeport-McMoRan Copper
     & Gold, Cl B                                        3,892            131
   Georgia-Pacific (B)                                   6,327            227
   International Flavors & Fragrances                    1,823             66


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   International Paper                                  12,307       $    516
   Lubrizol                                              1,389             46
   Lyondell Chemical                                     3,405             56
   Martin Marietta Materials                             1,302             56
   MeadWestvaco                                          5,090            141
   Monsanto                                              6,662            230
   Newmont Mining                                        9,927            394
   Nucor                                                 2,006            132
   Owens-Illinois*                                       2,757             41
   Packaging of America                                  1,499             35
   Pactiv*                                               4,124             97
   Peabody Energy                                        1,018             51
   Phelps Dodge (B)*                                     2,208            150
   PPG Industries                                        4,342            260
   Praxair                                               8,334            308
   Rayonier                                              1,233             52
   Rohm & Haas                                           4,024            155
   RPM International                                     2,969             44
   Scotts, Cl A*                                           527             34
   Sealed Air*                                           2,206            111
   Sigma-Aldrich                                         1,781            102
   Smurfit-Stone Container*                              6,419            116
   Sonoco Products                                       2,418             60
   Southern Peru Copper                                    409             13
   Temple-Inland                                         1,229             80
   United States Steel                                   2,824             86
   Valspar                                               1,332             63
   Vulcan Materials                                      2,466            110
   Weyerhaeuser                                          6,012            364
   Worthington Industries                                1,629             31
                                                                     --------
                                                                        8,129
                                                                     --------
TELECOMMUNICATION SERVICES -- 3.1%
   Alltel                                                7,990            405
   AT&T                                                 20,013            332
   AT&T Wireless Services*                              57,304            811
   BellSouth                                            47,337          1,182
   CenturyTel                                            3,696            110
   Citizens Communications*                              7,353             93
   Crown Castle International*                           2,077             31
   IDT*                                                  1,351             24
   Level 3 Communications (B)*                          13,809             54
   Nextel Communications, Cl A*                         22,322            516
   Nextel Partners, Cl A*                                1,974             32
   Qwest Communications International*                  37,718            141
   SBC Communications                                   84,950          2,013
   Sprint-FON Group                                     32,861            584
   Telephone & Data Systems                              1,254             90
   US Cellular*                                            431             15
   Verizon Communications                               70,361          2,433
   West*                                                   498             13
                                                                     --------
                                                                        8,879
                                                                     --------


--------------------------------------------------------------------------------
30            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 2.9%
   AES*                                                 10,866       $    101
   AGL Resources                                         1,571             44
   Alliant Energy                                        2,744             69
   Ameren (B)                                            4,602            203
   American Electric Power                              10,154            323
   Aqua America                                          2,305             46
   Calpine (B)*                                          9,572             36
   Centerpoint Energy                                    6,859             74
   Cinergy                                               4,508            169
   Consolidated Edison                                   6,094            239
   Constellation Energy Group                            4,163            159
   Dominion Resources                                    8,244            519
   DPL                                                   3,343             66
   DTE Energy                                            4,367            176
   Duke Energy                                          23,161            462
   Duquesne Light Holdings                               1,944             37
   Dynegy, Cl A (B)*                                     7,511             33
   Edison International                                  7,222            174
   Energy East                                           3,734             88
   Entergy                                               5,786            316
   Equitable Resources                                   1,559             75
   Exelon                                               16,662            555
   FirstEnergy                                           7,762            303
   FPL Group                                             4,698            299
   Great Plains Energy                                   1,836             56
   Hawaiian Electric Industries                            974             47
   KeySpan                                               4,026            143
   MDU Resources Group                                   2,920             68
   National Fuel Gas                                     1,615             41
   Nicor                                                 1,079             36
   NiSource                                              6,743            137
   Northeast Utilities                                   3,141             60
   NSTAR                                                 1,303             62
   OGE Energy                                            2,268             56
   Oneok                                                 2,326             50
   Peoples Energy                                          952             39
   Pepco Holdings                                        4,005             74
   PG&E (B)*                                            10,477            299
   Piedmont Natural Gas                                    850             35
   Pinnacle West Capital                                 2,083             84
   PPL                                                   4,491            194
   Progress Energy                                       5,477            233
   Public Service Enterprise Group (B)                   5,759            243
   Puget Energy                                          2,439             52
   Questar                                               2,076             76
   Reliant Resources (B)*                                7,009             69
   SCANA                                                 2,910            104
   Sempra Energy                                         5,023            168
   Southern                                             18,545            536
   TECO Energy                                           4,626             56
   Texas Genco Holdings                                    440             18
   TXU                                                   8,256            309
   UGI                                                   1,229             39


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Vectren                                               1,991       $     48
   WGL Holdings                                          1,215             33
   Wisconsin Energy                                      2,986             95
   WPS Resources                                           893             40
   Xcel Energy                                          10,129            173
                                                                     --------
                                                                        8,339
                                                                     --------
Total Common Stock
   (Cost $240,166) ($ Thousands)                                      277,928
                                                                     --------

CORPORATE OBLIGATIONS (C) (E) -- 3.6%
FINANCIALS -- 3.5%
   Belford Funding
        1.100%, 02/02/05                               $   731            731
   Blue Heron Funding
        1.130%, 02/23/05                                   731            731
        1.130%, 03/18/05                                   329            329
   Bradford & Bingley
        1.292%, 01/07/05                                   460            460
   CCN Bluegrass
        1.170%, 02/18/05                                   548            548
   CIT Group
        1.200%, 12/01/04                                   439            439
   Commodore
        1.270%, 12/12/38                                   219            219
   Countrywide Home Loans
        1.370%, 02/23/05                                   212            212
        1.350%, 05/20/05                                   146            146
        1.235%, 09/24/04                                   256            256
        1.220%, 01/18/05                                   365            365
   Davis Square Funding
        1.130%, 04/06/05                                   731            731
   Duke Funding
        1.180%, 04/08/05                                   366            366
   HBOS Treasury Services
        1.065%, 07/19/04                                    95             95
   Harwood
        1.160%, 06/21/04                                   183            183
   Lakeside Funding
        1.160%, 06/08/04                                   950            950
   Liberty Light US Capital
        1.100%, 02/09/05                                   365            365
        1.075%, 01/14/05                                   365            365
   Morgan Stanley
        1.100%, 07/06/04                                   366            366
        1.100%, 07/23/04                                   365            365
        1.100%, 06/03/05                                   146            146
   Orchid Structured Finance
        1.360%, 11/18/04                                   487            487
   Paragon Mortgages
        1.120%, 09/15/04                                   317            317
   Saturn Ventures
        1.170%, 08/09/04                                   365            365


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            31

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Large Cap Index Fund (Concluded)
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Sigma Finance
        1.080%, 11/01/04                               $   219       $    219
   Tango
        1.380%, 08/13/04                                   365            365
                                                                     --------
                                                                       10,121
                                                                     --------
INDUSTRIALS -- 0.1%
   Caterpillar
        1.240%, 07/09/04                                   365            365
                                                                     --------
Total Corporate Obligations
   (Cost $10,486) ($ Thousands)                                        10,486
                                                                     --------

COMMERCIAL PAPER (C) (D) -- 1.7%
FINANCIALS -- 1.7%
   Atlantis One Funding
        1.317%, 11/02/04                                   365            363
   ASAP Funding
        1.060%, 06/15/04                                   731            731
   Amstel Funding
        1.143%, 08/30/04                                   365            364
   Beethoven Funding
        1.103%, 08/26/04                                   167            167
   Bradford & Bingley
        1.184%, 09/10/04                                   365            364
   CIT Group
        1.217%, 11/22/04                                   263            262
        1.186%, 10/25/04                                   199            198
   Harwood
        1.111%, 06/25/04                                   157            157
   JACKET
        1.133%, 08/16/04                                   176            175
   Park Granada
        1.062%, 07/30/04                                   694            693
        1.061%, 07/15/04                                   365            365
   Rhineland Funding
        1.132%, 07/21/04                                   288            287
        1.091%, 06/23/04                                   251            250
   Tannehill Capital
        1.306%, 10/06/04                                   463            461
                                                                     --------
Total Commercial Paper
   (Cost $4,837) ($ Thousands)                                          4,837
                                                                     --------


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Cash Equivalents -- 2.3%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                           182,701       $    183
   Bear Stearns Master Notes (C)                       730,803            731
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                   5,538,223          5,538
                                                                     --------
Total Cash Equivalents
   (Cost $6,452) ($ Thousands)                                          6,452
                                                                     --------

U.S. TREASURY OBLIGATION -- 0.2% U.S. Treasury Bills (A)
   0.920%, 06/24/04                                    $   535            534
                                                                     --------
Total U.S. Treasury Obligation
   (Cost $534) ($ Thousands)                                              534
                                                                     --------

REPURCHASE AGREEMENTS -- 0.9%
   Barclays (C)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $1,023,243
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $1,043,591)                                  1,023          1,023
   Deutsche Bank (C)
     1.030%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $643,049
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $655,840)                                      643            643
   Lehman Brothers (C)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $796,667
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $812,520)                                      797            797
                                                                     --------
Total Repurchase Agreements
   (Cost $2,463) ($ Thousands)                                          2,463
                                                                     --------
Total Investments -- 106.3%
   (Cost $264,938) ($ Thousands)                                      302,700
                                                                     --------


--------------------------------------------------------------------------------
32            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (6.3%)
Payable upon Return on Securities Loaned                             $(18,700)
Investment Advisory Fees Payable                                          (28)
Trustees' Fees Payable                                                     (1)
Other Assets and Liabilities, Net                                         740
                                                                     --------
Total Other Assets and Liabilities                                    (17,989)
                                                                     --------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                          247,087
Undistributed net investment income                                       701
Accumulated net realized loss on investments
   and futures contracts                                                 (967)
Net unrealized appreciation on investments                             37,762
Net unrealized appreciation on futures contracts                          128
                                                                     --------
Net Assets -- 100.0%                                                 $284,711
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($284,711,315 / 2,872,290 shares)                                   $99.12
                                                                       ======
* Non-income producing security.

+ Real Estate Investment Trust

++ investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at May 31, 2004 (see Note 9). The total value of securities on loan at May 31, 2004 was $17,981,581.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2004 was $18,700,299.

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2004.

(F) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its Index.

Cl -- Class


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            33

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small Cap Fund
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
CONSUMER DISCRETIONARY -- 16.6%
   7-Eleven*                                            76,100     $    1,307
   99 Cents Only Stores*                                15,500            301
   Abercrombie & Fitch, Cl A*                           19,600            714
   Advo                                                101,355          3,245
   AFC Enterprises*                                     19,100            392
   America's Car Mart*                                 100,200          2,956
   American Banknote*                                    2,518              1
   American Greetings, Cl A (B)*                       131,100          2,753
   Ameristar Casinos                                    29,500            969
   Arctic Cat                                           71,800          1,655
   ArvinMeritor                                        124,900          2,323
   Aztar (B)*                                           97,400          2,348
   Bandag                                               22,900            970
   Belo, Cl A                                           25,700            756
   Bombay*                                              94,500            550
   BorgWarner (B)                                       37,200          1,542
   Brinker International*                               30,500          1,127
   Brown Shoe                                           73,400          3,034
   Carmike Cinemas*                                     21,770            797
   Carter's (B)*                                        31,700            990
   Cato, Cl A                                           81,200          1,789
   Charming Shoppes*                                   177,400          1,519
   Cheesecake Factory (B)*                              39,400          1,537
   Chicago Pizza & Brewery (B)*                         36,500            490
   Christopher & Banks                                 103,800          1,972
   Coach*                                               68,400          2,983
   Cooper Tire & Rubber                                 99,300          2,094
   Cost Plus*                                           86,300          2,838
   Dick's Sporting Goods (B)*                           27,400            787
   Dollar Thrifty Automotive Group*                     70,500          1,849
   Dress Barn*                                          14,143            248
   Eagle Materials (B)                                  24,700          1,647
   Electronics Boutique Holdings*                       57,000          1,571
   Ethan Allen Interiors                                38,900          1,516
   Fairmont Hotels & Resorts                            49,200          1,211
   Fleetwood Enterprises (B)*                           60,900            816
   Foot Locker                                          44,760          1,056
   Four Seasons Hotels                                  22,700          1,202
   GameStop, Cl A*                                      84,400          1,318
   Gaylord Entertainment (B)*                           38,200          1,098
   Gentex                                               41,800          1,588
   Gildan Activewear, Cl A*                             40,900          1,174
   Group 1 Automotive*                                  41,200          1,323
   Guitar Center (B)*                                   41,600          1,785
   Handleman                                           188,247          4,217
   Hibbett Sporting Goods*                             159,375          4,141
   Hollinger International                              42,400            746
   Hollywood Entertainment*                            161,400          2,143
   HOT Topic*                                          165,950          3,586
   Identix*                                            137,000            993
   Ihop (B)                                             20,300            731


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Insight Enterprises*                                  9,300     $      171
   Jakks Pacific (B)*                                   44,000            782
   Jarden*                                             108,395          3,794
   Jo-Ann Stores*                                       34,300            982
   Journal Communications, Cl A                         54,500          1,032
   K2*                                                  48,400            712
   Kellwood                                            178,700          7,273
   Kenneth Cole Productions, Cl A                       70,900          2,322
   Kerzner Interational*                                33,700          1,429
   Kimball International, Cl B                          47,300            655
   La-Z-Boy                                             28,200            520
   Landry's Restaurants                                 37,385          1,122
   Leapfrog Enterprises (B)*                            41,500            887
   Liberty                                              27,900          1,299
   Lin TV, Cl A (B)*                                   104,800          2,379
   Lions Gate Entertainment*                           208,300          1,375
   Lone Star Steakhouse & Saloon                        58,200          1,478
   M/I Homes                                            91,100          3,869
   Marvel Enterprises (B)*                              74,900          1,520
   MDC Holdings                                         29,800          1,917
   Mediacom Communications*                            222,400          1,801
   Men's Wearhouse*                                     54,280          1,416
   Meritage (B)*                                        26,100          1,780
   Movie Gallery                                       145,730          2,709
   MSC Industrial Direct, Cl A                          80,940          2,339
   MTR Gaming Group*                                    93,100            867
   Multimedia Games (B)*                                71,300          1,609
   National Presto Industries                           18,175            716
   Nexstar Broadcasting Group, Cl A*                   110,400          1,285
   Noble International (B)                              48,275          1,393
   O'Reilly Automotive (B)*                             33,100          1,487
   Pacific Sunwear of California*                            1             --
   Palm Harbor Homes (B)*                               26,800            508
   Panera Bread, Cl A (B)*                              65,700          2,281
   Papa John's International (B)*                       33,600            977
   Parkervision (B)*                                   127,600            707
   Payless Shoesource*                                 179,000          2,936
   PDI*                                                 17,900            516
   PEP Boys-Manny Moe & Jack                            26,690            654
   PF Chang's China Bistro (B)*                         12,200            552
   Phillips-Van Heusen                                 101,800          1,927
   Pier 1 Imports                                       46,200            871
   Pinnacle Entertainment*                              92,300          1,052
   Polo Ralph Lauren                                    33,300          1,106
   Quiksilver*                                         160,400          3,716
   Rare Hospitality International*                      89,500          2,289
   RC2*                                                 44,400          1,241
   Red Robin Gourmet Burgers*                           37,800          1,039
   Reebok International (B)                             21,700            787
   Regis                                               106,491          4,642
   Rent-A-Center*                                       48,800          1,442
   Russ Berrie                                          19,100            516
   Ryan's Family Steak Houses*                         132,000          2,222
   Ryland Group                                         31,200          2,484


--------------------------------------------------------------------------------
34            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Scholastic*                                          53,700     $    1,516
   SCP Pool*                                            23,000            926
   Select Comfort (B)*                                  78,980          2,140
   Shuffle Master (B)*                                  33,307          1,115
   Sinclair Broadcast Group, Cl A*                      84,600            935
   Sonic*                                               64,950          1,441
   Sonic Automotive                                     72,100          1,583
   Stage Stores*                                        19,500            734
   Standard Motor Products                              94,400          1,322
   Standard-Pacific                                     29,100          1,483
   Starwood Hotels & Resorts Worldwide                  98,800          4,167
   Station Casinos                                      60,400          2,792
   Superior Essex*                                      18,800            254
   Superior Industries International (B)                59,300          1,936
   Theglobe.com*                                       900,000            369
   Timberland, Cl A*                                    22,350          1,386
   Tommy Hilfiger*                                      13,405            204
   Too*                                                 26,800            451
   Tower Automotive (B)*                               208,000            772
   Tractor Supply*                                      41,000          1,580
   Tweeter Home Entertainment Group*                    80,500            536
   Unifi*                                               72,700            169
   Urban Outfitters*                                    78,900          4,333
   Valassis Communications*                             60,900          1,789
   Value Line                                           13,000            503
   Visteon                                              88,900            974
   WCI Communities*                                    149,100          3,317
   Winnebago Industries                                 23,100            656
   WMS Industries (B)*                                  74,500          2,287
   Wolverine World Wide                                 19,900            524
   World Wrestling Entertainment                        54,700            664
   XM Satellite Radio Holdings,
     Cl A (B)*                                          54,100          1,362
   Yankee Candle*                                       54,300          1,520
   Zale*                                                62,700          3,422
                                                                   ----------
                                                                      217,245
                                                                   ----------
CONSUMER STAPLES -- 2.6%
   Adolph Coors, Cl B                                   17,900          1,154
   BJ's Wholesale Club (B)*                            143,900          3,399
   Bunge                                                40,400          1,500
   Casey's General Stores                               64,100          1,047
   Chattem*                                             47,990          1,276
   Corn Products International                          55,700          2,416
   Cott                                                 51,510          1,636
   Del Monte Foods*                                    120,600          1,239
   Delta & Pine Land                                    31,500            730
   Duane Reade*                                         53,300            879
   Great Atlantic & Pacific Tea*                        93,600            649
   Interstate Bakeries                                 126,500          1,328
   NBTY*                                                90,600          3,344
   Pathmark Stores*                                    155,600          1,050
   PC Mall*                                             49,000            808


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   PepsiAmericas                                        62,900     $    1,336
   Pilgrims Pride, Cl B                                 64,100          1,723
   Ralcorp Holdings*                                    45,200          1,507
   Supervalu                                            27,490            853
   Tyson Foods, Cl A                                    38,000            780
   United Natural Foods*                               114,510          2,896
   Universal                                            49,200          2,315
                                                                   ----------
                                                                       33,865
                                                                   ----------
ENERGY -- 5.2%
   Atlas America*                                       35,360            679
   Atwood Oceanics*                                     39,600          1,577
   Cabot Oil & Gas                                     100,600          3,702
   Cal Dive International*                              38,700          1,087
   CARBO Ceramics                                       12,405            867
   Cimarex Energy*                                      49,200          1,387
   Comstock Resources*                                  31,100            585
   Core Laboratories*                                   58,400          1,223
   Denbury Resources*                                  157,700          2,902
   Energy Partners*                                     22,600            300
   Evergreen Resources*                                117,700          4,455
   Forest Oil*                                         165,700          4,126
   Holly                                                38,100          1,324
   Horizon Offshore (B)*                               215,600            263
   Key Energy Services*                                179,300          1,736
   Lone Star Technologies (B)*                          40,600            817
   Magnum Hunter Resources*                            154,700          1,558
   NATCO Group, Cl A*                                   73,736            563
   National-Oilwell*                                    55,900          1,547
   Oceaneering International*                           30,300            958
   Patina Oil & Gas                                     55,440          1,466
   Penn Virginia                                        26,400          1,645
   Plains Exploration & Production (B)*                267,120          4,755
   Prima Energy*                                        35,700          1,360
   Quicksilver Resources*                               18,400            898
   Range Resources                                      87,200          1,035
   Remington Oil & Gas*                                 29,400            610
   Spinnaker Exploration*                               25,900            863
   St. Mary Land & Exploration                          56,600          1,840
   Stone Energy*                                       111,500          5,006
   Swift Energy*                                       198,800          4,016
   Syntroleum*                                          83,400            525
   Tesoro Petroleum*                                   109,600          2,611
   Tetra Technologies*                                  44,250          1,054
   Ultra Petroleum*                                     24,100            739
   Veritas DGC*                                        147,200          2,817
   Vintage Petroleum                                   197,600          3,080
   W-H Energy Services*                                 79,000          1,460
   Whiting Petroleum*                                   39,800            933
                                                                   ----------
                                                                       68,369
                                                                   ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            35

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small Cap Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 18.6%
   Acadia Realty Trust+                                125,700     $    1,609
   Affiliated Managers Group (B)*                       40,100          1,955
   Allmerica Financial*                                 61,300          1,971
   AMB Property+                                       114,600          3,788
   American Home Mortgage
     Investment (B)+                                    46,800          1,193
   AmerUs Group (B)                                     50,800          1,999
   Apollo Investment*                                   21,500            287
   Arbor Realty Trust+*                                 81,200          1,540
   Arch Capital Group (B)*                              54,700          2,110
   Archstone-Smith Trust+                               95,257          2,767
   Aspen Insurance Holdings*                            52,900          1,275
   AvalonBay Communities+                               61,400          3,343
   Bank Mutual                                         101,520          1,058
   Brandywine Realty Trust+                             65,300          1,757
   Brookline Bancorp                                    79,300          1,147
   BSB Bancorp                                          10,200            354
   Camden Property Trust+                               65,800          3,074
   Capital Source (B)*                                 124,100          2,697
   Capital Southwest                                    15,400          1,163
   Cardinal Financial*                                 107,780            951
   Cascade Bancorp                                      42,250            753
   CBL & Associates Properties+                         28,000          1,493
   CNA Surety*                                          39,900            415
   Colonial BancGroup                                  120,500          2,167
   Commerce Group                                       49,500          2,243
   Commercial Capital Bancorp (B)*                     172,266          3,166
   Commercial Federal                                   65,000          1,821
   Community Bank System                                34,400            757
   Corporate Office Properties Trust+                  144,320          3,348
   Delphi Financial Group, Cl A                        107,901          4,346
   Developers Diversified Realty+                       58,100          1,998
   Direct General                                       14,400            524
   Donegal Group, Cl A                                  56,840          1,193
   Downey Financial                                     58,400          3,089
   E*Trade Financial*                                  487,700          5,565
   East-West Bancorp                                    15,500            940
   Encore Capital Group*                                37,300            568
   Equity Residential+                                 134,100          3,948
   Essex Property Trust+                                46,400          3,042
   Euronet Worldwide*                                   20,800            478
   FBL Financial Group, Cl A                            32,784            930
   Federal Realty Investment Trust+                     90,000          3,591
   Fidelity Bankshares                                  34,300          1,161
   First American                                       47,500          1,233
   First Cash Financial Services*                      112,800          2,324
   First Citizens Bancshares, Cl A                       6,344            736
   First Indiana                                        59,420          1,172
   First Marblehead*                                    38,900          1,323
   First Republic Bank                                  33,400          1,361
   FirstFed Financial*                                  48,700          2,011
   FirstMerit                                           23,200            573
   Flagstar Bancorp (B)                                104,900          2,262


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Flushing Financial                                   56,300     $      986
   FPIC Insurance Group (B)*                            47,500          1,283
   Franklin Bank*                                        2,400             40
   Friedman Billings Ramsey
     Group, Cl A (B)                                   135,600          2,644
   GATX                                                109,400          2,638
   Greater Bay Bancorp (B)                              90,400          2,595
   Greenhill*                                            3,200             65
   Grupo TMM ADR, Ser A*                               130,000            387
   HCC Insurance Holdings                               42,700          1,415
   Hilb Rogal & Hamilton (B)                           103,000          3,664
   Horace Mann Educators                                56,330            954
   Host Marriott+*                                     180,500          2,213
   Hub International                                    34,200            644
   Independence Community Bank                          48,600          1,823
   IndyMac Bancorp                                      23,300            767
   IPC Holdings                                         32,200          1,198
   Irwin Financial                                      28,700            730
   Itla Capital*                                        23,000            922
   Jones Lang LaSalle*                                  47,600          1,200
   Kansas City Life Insurance                           26,500          1,007
   Kilroy Realty+                                       56,300          1,921
   KNBT Bancorp                                         94,300          1,602
   Landamerica Financial Group                          59,800          2,385
   Levitt, Cl A*                                        32,800            788
   LNR Property                                          9,800            492
   Local Financial*                                     49,000          1,068
   Macerich+                                            85,100          3,851
   Mack-Cali Realty+                                    63,200          2,525
   MAF Bancorp                                          14,500            639
   Max Re Capital                                       45,800            933
   Medallion Financial                                 113,480            866
   Medical Properties Trust*                            72,000            720
   MFA Mortgage Investments+                           120,700          1,095
   National Processing*                                 22,200            638
   NBT Bancorp                                          88,200          1,917
   NCRIC Group*                                         86,800            838
   New Century Financial                                26,472          1,154
   NewAlliance Bancshares*                             187,113          2,685
   Novastar Financial (B)+                              45,300          1,711
   Odyssey Re Holdings (B)                              56,300          1,422
   Omega Healthcare Investors+                         161,000          1,542
   One Liberty Properties+                              48,200            865
   Oriental Financial Group                             48,600          1,336
   PFF Bancorp                                          31,960          1,273
   Piper Jaffray*                                        7,200            348
   Platinum Underwriters Holdings                      110,410          3,434
   PMI Group                                            28,500          1,230
   Portfolio Recovery Associates (B)*                   25,900            693
   Post Properties+                                     79,800          2,322
   Presidential Life                                    67,100          1,135
   ProAssurance*                                       101,460          3,355
   Provident Bankshares                                 47,331          1,366
   Provident Financial Group                            53,400          2,138


--------------------------------------------------------------------------------
36            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Public Storage+                                      65,300     $    3,003
   Pxre Group                                           49,360          1,228
   R & G Financial, Cl B                                83,450          2,618
   Rainier Pacific Financial Group                      78,370          1,269
   RAIT Investment Trust+                               48,200          1,178
   Reckson Associates Realty+                          130,300          3,390
   Redwood Trust+                                       49,100          2,448
   RenaissanceRe Holdings                               16,300            861
   Rouse+                                               32,300          1,474
   Safety Insurance Group                               24,460            477
   Saxon Capital*                                       43,800          1,046
   Scottish Annuity & Life Holdings                     31,600            695
   Selective Insurance Group                            16,400            593
   Senior Housing Properties Trust+                    139,800          2,276
   Shurgard Storage Centers, Cl A+                      84,400          3,165
   Silicon Valley Bancshares*                          109,100          4,077
   Simon Property Group+                                39,400          2,032
   Sky Financial Group                                  52,400          1,345
   SL Green Realty (B)+                                115,600          5,260
   South Financial Group                                43,500          1,199
   Sterling Financial*                                  69,905          2,230
   Stewart Information Services*                       102,700          3,507
   Taubman Centers (B)+                                 86,800          1,936
   TierOne                                              51,600          1,076
   Trammell Crow*                                       77,000            979
   Trizec Properties+                                  164,900          2,723
   UCBH Holdings                                        44,810          1,700
   UMB Financial                                        21,600          1,098
   United Dominion Realty Trust+                        52,100          1,039
   United PanAm Financial (B)*                          63,100            915
   Washington Federal                                   81,200          1,941
   WesBanco                                             33,400            920
   Westamerica Bancorporation                           24,100          1,190
   Westcorp                                             90,400          3,883
   Winston Hotels+                                     255,800          2,387
   WR Berkley                                           23,700            987
   Zenith National Insurance                            37,500          1,734
                                                                   ----------
                                                                      243,910
                                                                   ----------
HEALTH CARE -- 12.8%
   Abaxis*                                              40,800            762
   Abgenix*                                            183,300          2,771
   Accelrys*                                            94,500            944
   Accredo Health (B)*                                  41,200          1,499
   Adolor*                                              40,300            563
   Advanced Medical Optics*                             68,180          2,393
   Align Technology*                                   281,230          5,360
   Alkermes (B)*                                        88,900          1,280
   Alliance Imaging*                                    64,100            246
   Alpharma, Cl A                                      149,600          2,929
   America Service Group*                               11,400            410
   American Healthways (B)*                             85,660          1,760
   American Medical Systems Holdings*                   30,750            963


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Amsurg (B)*                                          39,000     $      883
   Applera-- Celera Genomics Group*                    234,800          2,637
   Apria Healthcare Group*                              34,000            955
   Ariad Pharmaceuticals*                               67,400            724
   Arqule*                                              30,100            175
   Array Biopharma*                                     90,300            856
   Atherogenics*                                        32,100            754
   August Technology*                                   89,800          1,208
   AVI BioPharma (B)*                                   25,300             57
   Axonyx (B)*                                         283,700          1,407
   Beverly Enterprises*                                 86,600            734
   Bio-Rad Laboratories, Cl A*                          54,000          3,030
   Bioject Medical Technologies*                        87,500            195
   Biosite (B)*                                         54,000          2,148
   Bradley Pharmaceuticals (B)*                         50,100          1,166
   Cardiodynamics International (B)*                    78,500            517
   Cell Genesys*                                       289,500          2,976
   Chemed                                               16,800            793
   Columbia Laboratories*                               77,600            237
   Community Health Systems*                            37,100            946
   Conceptus (B)*                                      113,900          1,188
   Conmed*                                              34,300            873
   Cooper                                               45,290          2,500
   Corixa (B)*                                         266,100          1,349
   Cross Country Healthcare*                            53,800            894
   Crucell ADR*                                        158,500          1,217
   Cubist Pharmaceuticals*                             288,300          2,866
   CV Therapeutics (B)*                                144,300          1,887
   Cyberonics*                                          19,300            379
   Decode Genetics (B)*                                 98,300            868
   Dendreon (B)*                                       247,900          2,715
   Depomed (B)*                                        134,900          1,027
   Digene*                                              96,120          3,750
   Discovery Laboratories (B)*                          56,500            618
   Encysive Pharmaceuticals*                           262,600          2,415
   Epix Medical*                                        74,400          1,818
   Exact Sciences*                                      40,900            258
   Exelixis*                                           153,818          1,418
   Gen-Probe*                                           25,700          1,078
   Genencor International*                              59,300            891
   Genta (B)*                                          339,600            781
   Hanger Orthopedic Group (B)*                         46,770            772
   Health Net*                                          92,900          2,183
   Healthsouth (B)*                                    196,500            953
   Human Genome Sciences*                              116,300          1,264
   Immucor*                                              9,500            295
   Incyte (B)*                                         240,400          1,724
   Integra LifeSciences Holdings (B)*                   23,000            738
   Inveresk Research Group*                             35,700          1,074
   Isis Pharmaceuticals (B)*                           314,900          2,034
   Kosan Biosciences*                                  107,500          1,167
   La Jolla Pharmaceutical*                            321,300            868
   Lexicon Genetics (B)*                                31,000            217
   LifePoint Hospitals*                                 58,600          2,203


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            37

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small Cap Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Ligand Pharmaceuticals, Cl B (B)*                    45,500     $      930
   Martek Biosciences (B)*                              50,015          3,199
   Medarex (B)*                                        292,500          2,448
   Medcath*                                             78,800          1,592
   Medicines*                                           30,000            964
   Medicis Pharmaceutical, Cl A (B)                    105,000          4,444
   Merit Medical Systems*                               95,120          1,380
   Mettler Toledo International (B)*                    43,700          2,027
   MGI Pharma*                                           9,700            624
   Millipore*                                           21,200          1,166
   Myriad Genetics (B)*                                 40,400            670
   Nabi Biopharmaceuticals*                             43,100            724
   National Dentex*                                    100,840          3,056
   NDCHealth                                            39,000            871
   Nektar Therapeutics*                                229,700          4,936
   Neopharm (B)*                                        16,100            177
   Neurochem*                                          107,100          2,349
   Nitromed*                                            58,900            445
   North American Scientific*                          137,100          1,227
   NPTest Holding*                                      83,900          1,410
   Nu Skin Enterprises, Cl A                            37,600            842
   Nuvelo*                                              25,100            218
   Ocular Sciences*                                     58,400          1,951
   Odyssey HealthCare*                                  10,900            185
   Orasure Technologies*                                86,000            636
   Orthodontic Centers of America (B)*                  67,700            579
   Orthologic*                                         161,700          1,298
   Owens & Minor                                        40,600            983
   Pacificare Health Systems (B)*                       58,700          2,168
   Pain Therapeutics*                                  178,400          1,395
   Paradigm Genetics*                                  646,103            543
   Parexel International*                               38,600            764
   Pharmaceutical Resources*                            29,300          1,235
   Pharmacopeia Drug Discovery*                         58,450            407
   PolyMedica (B)                                      100,600          2,908
   Pozen (B)*                                          103,300          1,025
   Prime Medical Services (B)*                          91,500            535
   Protein Design Labs*                                 83,200          1,623
   Province Healthcare*                                 54,500            873
   RehabCare Group*                                     34,440            860
   Res-Care*                                            68,170            946
   Rotech Healthcare*                                   40,500            992
   Salix Pharmaceuticals*                               33,200          1,002
   Sola International*                                  91,700          1,778
   Sonosight*                                           50,300          1,073
   Sybron Dental Specialties*                          122,240          3,330
   Telik*                                              136,021          3,115
   Third Wave Technologies*                            314,200          1,524
   Transgenomic*                                       144,900            225
   Triad Hospitals*                                     27,000            955
   United Therapeutics (B)*                             51,400          1,216
   US Oncology*                                        166,300          2,438
   Vasogen*                                             33,700            179
   Viropharma (B)*                                      70,300            129


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Vital Images (B)*                                    12,500     $      122
   Wilson Greatbatch Technologies*                      43,600          1,186
   Wright Medical Group*                                34,585          1,123
                                                                   ----------
                                                                      167,560
                                                                   ----------
INDUSTRIALS -- 14.3%
   Active Power*                                        80,300            281
   Acuity Brands                                        43,400          1,070
   Advisory Board*                                      79,400          2,718
   AGCO (B)*                                            78,100          1,496
   Airtran Holdings (B)*                                61,400            855
   Albany International, Cl A                           21,200            646
   Allete                                               45,300          1,574
   Alliant Techsystems (B)*                             25,300          1,550
   American Bank Note Holographics*                     10,210             29
   AO Smith                                             94,800          2,792
   Applied Industrial Technologies                      75,300          2,014
   aQuantive*                                          242,100          2,436
   Arkansas Best                                        35,400          1,055
   Armor Holdings*                                      40,400          1,511
   Artesyn Technologies*                                20,800            190
   Atlantic Coast Airlines Holdings (B)*               148,400            837
   Banta                                               116,100          5,067
   BearingPoint*                                       271,900          2,333
   Briggs & Stratton                                    60,100          4,560
   Brink's                                              54,300          1,679
   Calgon Carbon                                       129,700            802
   Cascade                                              46,700          1,142
   CellStar*                                            15,500             94
   Charles River Associates*                            39,000          1,323
   Chicago Bridge & Iron (NY Shares)                    59,900          1,731
   CIRCOR International                                 57,210          1,124
   CNH Global                                           74,540          1,437
   Coinstar (B)*                                        38,700            673
   Consolidated Graphics*                               49,500          1,987
   Corinthian Colleges*                                 83,500          2,372
   Corporate Executive Board                            48,696          2,662
   CoStar Group*                                        45,400          1,879
   Courier                                              26,700          1,042
   CPI Aerostructures*                                  93,800          1,004
   DiamondCluster International*                        79,800            773
   Duratek*                                            169,120          2,199
   EDO                                                 107,800          2,316
   EMCOR Group*                                         24,800          1,051
   Engineered Support Systems                           24,200          1,268
   FTI Consulting*                                      38,900            652
   General Cable (B)*                                   88,700            710
   General Maritime*                                    61,980          1,502
   Genessee & Wyoming, Cl A*                            15,300            350
   Genlyte Group*                                       33,900          1,992
   Gevity HR                                            54,000          1,415
   Griffon*                                             77,800          1,811
   Harsco                                               56,000          2,431


--------------------------------------------------------------------------------
38            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Heartland Express                                    26,000     $      630
   Herley Industries*                                   33,900            697
   IKON Office Solutions                               177,300          1,954
   Insituform Technologies, Cl A*                      147,110          2,251
   Integrated Alarm Services Group (B)*                 81,700            479
   Intersections*                                       65,900          1,483
   iPayment*                                            27,680          1,161
   Iron Mountain*                                       36,100          1,598
   John H. Harland                                      29,500            894
   Joy Global                                           77,855          2,141
   Kadant*                                              29,700            601
   Kansas City Southern*                               127,400          1,656
   Kaydon                                               65,570          1,759
   Kennametal                                           29,900          1,274
   Kirby*                                               56,300          1,993
   Knight Transportation*                               46,400          1,131
   Labor Ready (B)*                                     76,000            925
   Laidlaw International*                              100,600          1,308
   Laureate Education*                                  82,400          3,026
   Learning Tree International*                         34,500            495
   Lennox International                                 75,300          1,241
   LSI Industries                                       44,863            516
   Magellan Health Services*                            42,800          1,342
   Manitowoc                                            24,600            781
   Medical Staffing Network
     Holdings (B)*                                      99,900            658
   Middleby                                              6,300            385
   Milacron (B)                                        143,800            644
   Moog, Cl A*                                          35,152          1,093
   Mueller Industries                                   46,200          1,511
   Navigant Consulting*                                 30,300            620
   Navistar International (B)*                          40,400          1,533
   Nordson                                              14,430            546
   Orbital Sciences*                                   101,400          1,273
   Overnite                                             17,800            465
   Pall                                                 68,800          1,664
   Pentair                                              14,000            858
   PRG-Schultz International*                          155,300            700
   Princeton Review*                                   115,100            821
   Quality Distribution*                               155,710          1,433
   Quanta Services (B)*                                188,500            999
   Regal-Beloit                                         82,420          1,685
   Republic Airways Holdings*                           42,500            584
   Ritchie Brothers Auctioneers                         51,000          1,383
   Robbins & Myers                                      63,330          1,400
   Rofin-Sinar Technologies*                            87,350          2,286
   Ryder System                                        115,600          4,295
   School Specialty (B)*                                76,200          2,680
   SCS Transportation*                                  16,410            373
   Service International*                              210,800          1,518
   Shaw Group (B)*                                      89,400          1,055
   Simpson Manufacturing                                49,100          2,691
   Source Interlink*                                   108,000          1,134
   Sourcecorp*                                          63,900          1,641


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Standard Register                                    27,510     $      335
   Stewart Enterprises, Cl A*                          268,900          2,022
   Strayer Education                                    36,500          4,256
   Surebeam, Cl A (B)*                                 513,125              4
   Sypris Solutions                                     81,500          1,548
   Tecumseh Products, Cl A                              18,800            698
   Teledyne Technologies*                               70,300          1,295
   Terex*                                               39,500          1,165
   Thomas Industries                                    16,900            575
   Timken                                               54,100          1,233
   Toro (B)                                             24,700          1,586
   Tredegar                                              5,700             82
   Unifirst                                             39,900          1,037
   United Industrial                                    56,900          1,195
   United Rentals*                                     124,500          2,129
   United Stationers*                                   15,500            584
   Universal Display*                                   29,400            337
   Universal Forest Products                            92,400          2,676
   Universal Technical Institute*                       45,200          1,843
   URS*                                                 55,200          1,390
   USF                                                 124,900          3,591
   Valmont Industries                                   38,800            807
   Ventiv Health*                                       57,015            971
   Viad                                                 81,400          2,041
   Wabash National*                                     41,505          1,092
   Wabtec                                               78,500          1,294
   Walter Industries                                    85,500          1,088
   Washington Group International*                      79,800          2,799
   Watson Wyatt Holdings*                               62,700          1,640
   Woodward Governor                                    29,300          1,947
   Yellow Roadway*                                      33,000          1,178
   York International                                   28,300          1,047
                                                                   ----------
                                                                      187,184
                                                                   ----------
INFORMATION TECHNOLOGY -- 20.0%
   1-800 Contacts (B)*                                 113,100          1,663
   Adaptec*                                            168,600          1,381
   Advent Software*                                     61,400          1,162
   Aeroflex*                                            99,100          1,265
   Agile Software*                                     211,600          1,693
   Akamai Technologies (B)*                             80,200          1,192
   Alliance Semiconductor*                              57,700            344
   Anixter International*                               36,510          1,114
   Arris Group (B)*                                    207,600          1,312
   Ascential Software*                                  64,900          1,042
   Ask Jeeves (B)*                                     180,630          7,297
   Asyst Technologies*                                 198,800          2,034
   ATMI*                                                89,159          2,284
   Avnet*                                               42,600            997
   Avocent*                                             32,700          1,121
   Axcelis Technologies*                                80,200            966
   BakBone Software*                                   358,100            530
   BISYS Group*                                        162,400          2,054


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            39

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small Cap Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Borland Software*                                   114,300     $    1,006
   Brooks Automation*                                  199,400          4,120
   Cable Design Technologies (B)*                       94,900            791
   Cabot Microelectronics (B)*                          17,200            536
   Cadence Design Systems (B)*                          65,860            912
   California Micro Devices*                           165,725          2,231
   CCC Information Services Group*                      32,600            472
   Checkpoint Systems*                                  90,500          1,562
   ChipPAC, Cl A*                                      182,900          1,189
   Cognex (B)                                           74,864          2,481
   Coherent*                                            69,810          1,891
   CommScope (B)*                                       31,200            538
   Concur Technologies*                                 63,300            687
   Corillian*                                          712,300          3,433
   Credence Systems (B)*                               403,200          5,649
   Cyberguard*                                          36,600            310
   Cymer*                                              152,200          5,601
   Cypress Semiconductor*                               41,900            686
   Digi International*                                 118,500          1,231
   Digimarc (B)*                                       326,300          3,687
   Digital Insight*                                    133,400          2,577
   DigitalNet Holdings*                                 52,000          1,253
   Digitas*                                            167,500          1,549
   DoubleClick (B)*                                    526,500          4,465
   Dupont Photomasks (B)*                               88,000          1,943
   E.piphany*                                           72,400            340
   Earthlink*                                           78,300            786
   eCollege.com (B)*                                   103,170          1,736
   Electroglas (B)*                                     50,900            267
   Entegris*                                            32,600            370
   eResearch Technology (B)*                            65,400          1,654
   eSpeed, Cl A*                                       106,000          2,011
   F5 Networks (B)*                                     52,285          1,552
   Fairchild Semiconductor
     International*                                     25,500            503
   FEI (B)*                                            220,600          5,504
   Formfactor*                                          52,500            987
   Genesis Microchip*                                  185,000          2,988
   Global Payments                                      28,400          1,325
   Harmonic*                                            80,300            513
   Harris                                               25,400          1,175
   Homestore*                                          645,900          2,693
   Hutchinson Technology*                               76,300          2,015
   Hyperion Solutions (B)*                              18,500            733
   Immersion*                                          377,948          1,621
   InFocus*                                             46,200            372
   Ingram Micro, Cl A*                                  47,500            686
   Integrated Circuit Systems*                          23,000            632
   Integrated Device Technology*                        46,800            682
   Integrated Silicon Solutions*                        64,120          1,020
   International Rectifier*                             41,200          1,824
   Internet Security Systems*                           88,400          1,399
   Interwoven*                                          48,325            446
   Iomega                                              272,920          1,321


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Itron*                                               96,000     $    1,981
   iVillage*                                            69,200            477
   Jack Henry & Associates                             122,600          2,378
   Jupitermedia*                                        16,400            169
   Keynote Systems*                                     69,500            907
   KFX (B)*                                            125,000          1,106
   Komag (B)*                                           99,300          1,440
   Kulicke & Soffa Industries*                         221,288          2,538
   Lattice Semiconductor*                              941,500          7,353
   Lincoln Electric Holdings                            19,700            611
   Lionbridge Technologies*                            227,500          1,781
   LivePerson*                                         123,400            400
   Macrovision*                                        111,900          2,606
   Magma Design Automation*                             43,400            829
   Manhattan Associates*                                44,400          1,265
   Matrixone*                                          210,500          1,438
   MAXIMUS*                                             38,800          1,394
   Maxtor*                                             179,700          1,235
   Mentor Graphics*                                    176,500          2,822
   Mercury Computer Systems*                            51,800          1,162
   Methode Electronics                                 188,000          2,072
   Micrel*                                              75,300          1,112
   Micromuse*                                          316,900          1,876
   MPS Group*                                          130,300          1,444
   MRV Communications (B)*                             327,200            870
   Mykrolis*                                           138,300          2,240
   Netegrity*                                          147,200          1,387
   NIC*                                                 25,100            139
   O2Micro International*                              239,800          4,151
   Omnivision Technologies (B)*                         37,400            876
   ON Semiconductor*                                   158,775            919
   Onyx Software (B)*                                   89,700            345
   Open Solutions*                                      62,900          1,386
   OSI Systems (B)*                                     70,200          1,568
   Parametric Technology*                              210,400          1,020
   Pec Solutions*                                       45,000            468
   Pegasus Solutions*                                   50,300            578
   Performance Technologies*                            62,620            679
   Pericom Semiconductor*                               22,500            241
   PerkinElmer                                         177,400          3,461
   Pinnacle Systems*                                   478,400          3,478
   Pixelworks (B)*                                     549,545          9,936
   PLX Technology*                                      93,200          1,390
   Polycom*                                            341,200          6,991
   Pomeroy IT Solutions                                102,000          1,297
   Power Integrations*                                  73,600          2,027
   ProQuest*                                            37,700            983
   Quantum*                                            420,100          1,239
   Radisys (B)*                                         78,900          1,314
   RADWARE*                                             32,700            557
   Register.com*                                        17,500             91
   Remec*                                              164,800          1,079
   Rogers*                                              21,040          1,293
   Roxio (B)*                                           48,100            215


--------------------------------------------------------------------------------
40            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Rudolph Technologies*                               173,000     $    3,218
   Sapient*                                             70,700            424
   ScanSoft (B)*                                       233,400          1,223
   Scientific Games, Cl A*                              71,800          1,330
   Secure Computing*                                   107,700            954
   Semtech*                                            140,200          3,522
   Sigmatel*                                            79,400          2,014
   SimpleTech*                                         415,100          1,561
   Sina*                                                42,500          1,539
   Sipex*                                              122,600            791
   SkillSoft ADR*                                      181,300          1,813
   Skyworks Solutions*                                 417,600          3,733
   Sohu.com (B)*                                        49,200          1,016
   Sonus Networks*                                     179,600            979
   Storage Technology*                                  59,600          1,684
   Stratasys (B)*                                      119,100          3,093
   Sybase*                                             187,300          3,259
   SYKES Enterprises*                                  134,600            843
   Synaptics*                                          111,180          2,131
   Syntel                                               36,700            695
   Take-Two Interactive Software*                       17,300            515
   Tessera Technologies*                                67,800          1,193
   THQ*                                                 17,600            371
   TIBCO Software*                                     180,700          1,500
   TradeStation Group*                                 130,900            891
   Transaction Systems Architects, Cl A*                 4,800             91
   Trident Microsystems*                                10,000            153
   Triquint Semiconductor*                             215,000          1,200
   Trizetto Group*                                      79,600            520
   TTM Technologies*                                   133,300          1,520
   Tumbleweed Communications*                           41,400            206
   Ultra Clean Holdings*                               125,000            969
   Ultratech*                                            3,000             46
   Unisys*                                             104,700          1,420
   Utstarcom*                                           12,000            373
   Varian*                                              40,800          1,816
   Varian Semiconductor Equipment
     Associates*                                        41,500          1,526
   Wavecom ADR*                                         75,200            545
   webMethods (B)*                                     100,900            880
   Websense*                                            34,400          1,114
                                                                   ----------
                                                                      262,691
                                                                   ----------
MATERIALS -- 4.1%
   Airgas                                               45,400            989
   Albemarle                                           114,400          3,292
   American Pacific                                     18,900            138
   Aptargroup                                           53,700          2,183
   Arch Coal                                            49,700          1,615
   Caraustar Industries*                                42,700            571
   Constar International*                               62,100            263
   Crown Holdings*                                     236,300          2,110
   Cytec Industries                                    110,400          4,446


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Ethyl*                                               30,360     $      609
   Ferro                                                62,600          1,603
   Georgia Gulf                                         57,940          1,960
   HB Fuller                                            35,900            962
   Headwaters*                                          68,100          1,423
   Hercules (B)*                                        71,500            757
   IMC Global (B)                                       57,300            713
   Jacuzzi Brands*                                     439,900          3,757
   Massey Energy (B)                                   138,300          3,405
   Metal Management*                                    59,560            933
   Northgate Exploration*                              862,500          1,389
   Olin                                                 48,130            792
   Packaging of America                                 43,400          1,020
   Quanex                                               53,200          2,370
   Roanoke Electric Steel                               17,600            231
   Rock-Tenn, Cl A                                      71,600          1,151
   Schweitzer-Mauduit International                     96,668          2,721
   Silgan Holdings*                                     73,200          3,070
   Steel Dynamics*                                     208,400          5,335
   Symyx Technologies*                                  92,700          2,233
   Wheeling-Pittsburgh*                                111,200          1,966
                                                                   ----------
                                                                       54,007
                                                                   ----------
TELECOMMUNICATION SERVICES -- 0.6%
   Alvarion*                                            97,600          1,111
   Aspect Communications*                               74,672            959
   AudioCodes (B)*                                     103,275          1,043
   Boston Communications Group*                         55,100            584
   Commonwealth Telephone
     Enterprises (B)*                                   22,000            933
   General Communication, Cl A*                         70,708            561
   IDT*                                                 18,800            331
   IDT, Cl B*                                           28,400            511
   Sycamore Networks*                                  232,400          1,025
   Talk America Holdings (B)*                           55,500            522
                                                                   ----------
                                                                        7,580
                                                                   ----------
UTILITIES -- 2.1%
   AGL Resources                                        96,600          2,724
   Avista                                              106,200          1,801
   Black Hills                                          38,400          1,125
   Cascade Natural Gas                                  24,250            482
   CMS Energy (B)*                                      75,100            647
   El Paso Electric*                                    73,500          1,062
   Energen                                              22,300            999
   Idacorp                                              41,100          1,069
   Littelfuse*                                          20,430            808
   NUI                                                  73,500            999
   Oneok                                                34,400            735
   Pico Holdings*                                       72,158          1,317
   PNM Resources                                       164,500          4,943
   UGI                                                  87,300          2,802
   UIL Holdings                                         44,400          1,971


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            41

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small Cap Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Vectren                                              28,700     $      689
   Westar Energy                                        86,800          1,712
   Wisconsin Energy                                     39,200          1,247
                                                                   ----------
                                                                       27,132
                                                                   ----------
Total Common Stock
   (Cost $1,186,293) ($ Thousands)                                  1,269,543
                                                                   ----------

EXCHANGE TRADED FUND -- 0.1%
   Nasdaq-100 Index Tracking
     Stock (B)*                                         30,700          1,122
                                                                   ----------
Total Exchange Traded Fund
   (Cost $1,079) ($ Thousands)                                          1,122
                                                                   ----------

                                                     Number of
                                                      Warrants
WARRANTS -- 0.0%
   American Banknote, Ser 1,
     Expires 10/01/07 (F)*                                 867             --
   American Banknote, Ser 2,
     Expires 10/01/07 (F)*                                 867             --
   Theglobe.com, Expires 05/05/09
     (E) (F)*                                          450,000            147
   Washington Mutual (D)*                              279,535             39
                                                                   ----------
Total Warrants
   (Cost $262) ($ Thousands)                                              186
                                                                   ----------

                                                     Number of
                                                        Rights
RIGHTS -- 0.0%
   Bank United (I)*                                     27,200              2
                                                                   ----------
Total Rights
   (Cost $5) ($ Thousands)                                                  2
                                                                   ----------

CORPORATE OBLIGATIONS (C) (H) -- 7.5%
FINANCIALS -- 7.2%
   Belford Funding
        1.100%, 02/02/05                                $6,816          6,816
   Blue Heron Funding
        1.130%, 02/23/05                                 6,816          6,816
        1.130%, 03/18/05                                 3,067          3,067
   Bradford & Bingley
        1.292%, 01/07/05                                 4,294          4,290
   CCN Bluegrass
        1.170%, 02/18/05                                 5,112          5,112
   CIT Group
        1.200%, 12/01/04                                 4,090          4,090
   Commodore
        1.270%, 12/12/38                                 2,045          2,045
   Countrywide Home Loans
        1.370%, 02/23/05                                 1,977          1,977
        1.350%, 05/20/05                                 1,363          1,363
        1.235%, 09/24/04                                 2,386          2,386
        1.220%, 01/18/05                                 3,408          3,408


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Davis Square Funding
        1.130%, 04/06/05                                $6,816     $    6,816
   Duke Funding
        1.180%, 04/08/05                                 3,408          3,408
   HBOS Treasury Services
        1.065%, 07/19/04                                   886            886
   Harwood
        1.160%, 06/21/04                                 1,704          1,704
   Lakeside Funding
        1.160%, 06/08/04                                 8,861          8,861
   Liberty Light US Capital
        1.100%, 02/09/05                                 3,408          3,407
        1.075%, 01/14/05                                 3,408          3,408
   Morgan Stanley
        1.100%, 07/06/04                                 3,408          3,408
        1.100%, 07/23/04                                 3,408          3,408
        1.100%, 06/03/05                                 1,363          1,363
   Orchid Structured Finance
        1.360%, 11/18/04                                 4,542          4,542
   Paragon Mortgages
        1.120%, 09/15/04                                 2,954          2,954
   Saturn Ventures
        1.170%, 08/09/04                                 3,408          3,408
   Sigma Finance
        1.080%, 11/01/04                                 2,045          2,045
   Tango
        1.380%, 08/13/04                                 3,408          3,408
                                                                   ----------
                                                                       94,396
                                                                   ----------
INDUSTRIALS -- 0.3%
   Caterpillar
        1.240%, 07/09/04                                 3,408          3,408
                                                                   ----------
Total Corporate Obligations
   (Cost $97,804) ($ Thousands)                                        97,804
                                                                   ----------

COMMERCIAL PAPER (C) (G) -- 3.4%
FINANCIALS -- 3.4%
   Atlantis One Funding
        1.317%, 11/02/04                                 3,408          3,389
   ASAP Funding
        1.060%, 06/15/04                                 6,816          6,813
   Amstel Funding
        1.143%, 08/30/04                                 3,408          3,398
   Beethoven Funding
        1.103%, 08/26/04                                 1,561          1,557
   Bradford & Bingley
        1.184%, 09/10/04                                 3,408          3,397
   CIT Group
        1.217%, 11/22/04                                 2,454          2,440
        1.186%, 10/25/04                                 1,854          1,845
   Harwood
        1.111%, 06/25/04                                 1,468          1,467


--------------------------------------------------------------------------------
42            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   JACKET
        1.133%, 08/16/04                                $1,638     $    1,634
   Park Granada
        1.062%, 07/30/04                                 6,475          6,464
        1.061%, 07/15/04                                 3,408          3,404
   Rhineland Funding
        1.132%, 07/21/04                                 2,688          2,683
        1.091%, 06/23/04                                 2,337          2,335
   Tannehill Capital
        1.306%, 10/06/04                                 4,317          4,297
                                                                   ----------
Total Commercial Paper
   (Cost $45,123) ($ Thousands)                                        45,123
                                                                   ----------

CASH EQUIVALENTS -- 3.3%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                         1,704,046          1,704
   Bear Stearns Master Notes (C)                     6,816,185          6,816
   First Union Cash Management
     Program                                         1,077,654          1,078
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                  34,521,991         34,522
                                                                   ----------
Total Cash Equivalents
   (Cost $44,120) ($ Thousands)                                        44,120
                                                                   ----------

U.S. TREASURY OBLIGATION -- 0.2% U.S. Treasury Bills (A)
   1.050%, 08/26/04                                      2,000          1,995
                                                                   ----------
Total U.S. Treasury Obligation
   (Cost $1,995) ($ Thousands)                                          1,995
                                                                   ----------

REPURCHASE AGREEMENTS -- 1.8%
   Barclays (C)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $9,543,762
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $9,733,547)                                  9,543          9,543
   Deutsche Bank (C)
     1.030%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $5,997,702
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $6,117,006)                                  5,997          5,997


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers (C)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $7,430,500
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $7,578,357)                                 $7,430     $    7,430
                                                                   ----------
Total Repurchase Agreements
   (Cost $22,970) ($ Thousands)                                        22,970
                                                                   ----------
Total Investments -- 113.2%
   (Cost $1,399,651) ($ Thousands)                                  1,482,865
                                                                   ----------

OTHER ASSETS AND LIABILITIES -- (13.2%)
Payable upon Return on Securities Loaned                             (174,417)
Investment Advisory Fees Payable                                         (553)
Trustees' Fees Payable                                                     (5)
Other Assets and Liabilities, Net                                       1,570
                                                                   ----------
Total Other Assets and Liabilities                                   (173,405)
                                                                   ----------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                        1,075,689
Undistributed net investment income                                       162
Accumulated net realized gain on investments
   and futures contracts                                              149,837
Net unrealized appreciation on investments                             83,214
Net unrealized appreciation on futures contracts                          558
                                                                   ----------
Total Net Assets -- 100.0%                                         $1,309,460
                                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,309,254,430 / 89,085,999 shares)                                $14.70
                                                                       ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($205,549 / 14,027 shares)                                          $14.65
                                                                       ======


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            43

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small Cap Fund (Concluded)
May 31, 2004
--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
* Non-income producing security.

+ Real Estate Investment Trust

++ Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at May 31, 2004 (see Note 9). The total value of securities on loan at May 31, 2004 was $165,280,081.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2004 was $174,417,285.

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2004 was $147,308 and represented 0.01% of Net Assets.

(F) Securities considered illiquid. The total value of such securities as of May 31, 2004 was $147,308 and represented 0.01% of Net Assets.

(G) The rate reported is the effective yield at time of purchase.

(H) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2004.

(I) This security was issued for possible settlement of pending litigation and does not have an expiration date.

ADR -- American Depository Receipt

Cl -- Class

NY -- New York

Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
44            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


Small/Mid Cap Equity Fund
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.4%
CONSUMER DISCRETIONARY -- 17.7%
   7-Eleven*                                             4,200       $     72
   99 Cents Only Stores (B)*                            23,100            448
   Aaron Rents                                           3,500            104
   Abercrombie & Fitch, Cl A*                            1,400             51
   Advo                                                 14,200            455
   AFC Enterprises*                                      3,600             74
   America's Car Mart*                                  13,300            392
   American Axle & Manufacturing
     Holdings*                                           8,300            290
   American Eagle Outfitters*                           18,800            544
   American Greetings, Cl A (B)*                         8,600            181
   Ameristar Casinos                                    32,400          1,064
   AnnTaylor Stores*                                    43,200          1,223
   Arctic Cat                                           13,900            320
   Argosy Gaming*                                        3,600            128
   Autoliv                                              37,100          1,534
   Autonation (B)*                                      29,500            492
   Barnes & Noble                                       12,000            359
   Black & Decker                                        8,600            515
   Bluegreen*                                            6,900             83
   Borders Group (B)                                    29,600            676
   BorgWarner                                           25,800          1,069
   Brookstone*                                           2,250             43
   Brown Shoe                                           13,405            554
   Brunswick                                            33,100          1,341
   Cache*                                                9,500            247
   Callaway Golf                                        11,300            183
   Catalina Marketing (B)*                              10,700            181
   CEC Entertainment*                                    6,650            204
   Charming Shoppes*                                    43,000            368
   Cheesecake Factory (B)*                              28,700          1,120
   Chico's FAS (B)*                                      5,500            236
   Circuit City Stores                                  58,700            703
   Claire's Stores                                      18,400            381
   Coach*                                               31,600          1,378
   Columbia Sportswear*                                 10,800            584
   Cooper Tire & Rubber                                 20,700            437
   Cost Plus*                                           18,800            618
   CSK Auto*                                            12,250            210
   Cumulus Media, Cl A*                                  9,700            180
   Dick's Sporting Goods (B)*                            8,000            230
   Dollar Thrifty Automotive Group*                     21,600            566
   Eagle Materials                                       5,200            347
   Eagle Materials, Cl B                                 2,580            170
   Electronics Boutique Holdings*                       22,205            612
   Ethan Allen Interiors                                 7,800            304
   Fairmont Hotels & Resorts                            15,000            369
   Fleetwood Enterprises*                               40,700            545
   Four Seasons Hotels                                   9,000            477
   GameStop, Cl A*                                      20,500            320
   Gaylord Entertainment*                                9,900            285


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Genesco*                                              2,000       $     50
   Gentex                                               22,200            844
   Getty Images (B)*                                    19,700          1,109
   Gildan Activewear, Cl A*                             13,000            373
   Gray Television                                      31,005            437
   Group 1 Automotive*                                  13,900            446
   Handleman                                           100,100          2,242
   Harman International Industries                      10,100            809
   Hasbro                                               26,800            527
   Haverty Furniture                                     2,600             46
   Hilton Hotels                                        52,800            916
   Hollywood Entertainment*                             33,600            446
   Ihop                                                  4,200            151
   Jack in the Box*                                     30,500            853
   Jarden*                                              29,500          1,032
   JC Penney                                            39,500          1,413
   Journal Communications, Cl A                          3,100             59
   KB Home                                              16,100          1,061
   Kellwood                                             37,300          1,518
   Kerzner Interational*                                28,000          1,187
   Lear                                                  4,000            237
   Lin TV, Cl A (B)*                                    15,000            341
   Linens `N Things*                                     7,305            222
   Lions Gate Entertainment*                           121,400            801
   Lithia Motors, Cl A                                     900             22
   Lone Star Steakhouse & Saloon                        28,915            734
   M/I Homes                                             9,500            403
   Mandalay Resort Group                                 9,400            516
   Maytag                                               24,200            631
   Media General, Cl A                                   4,300            296
   Mediacom Communications*                             43,500            352
   Modem Media*                                         44,100            247
   Movie Gallery                                        24,800            461
   MSC Industrial Direct, Cl A                          19,400            561
   MTR Gaming Group*                                    54,500            507
   Multimedia Games (B)*                                38,800            876
   Neiman-Marcus Group, Cl A*                            4,900            253
   Nexstar Broadcasting Group, Cl A*                    23,400            272
   Nordstrom                                            10,200            414
   NVR*                                                  1,200            549
   O'Reilly Automotive*                                  8,000            359
   Orbitz (B)*                                          12,200            247
   Orleans Homebuilders*                                 8,600            157
   Pacific Sunwear of California*                       42,800            931
   Pantry*                                               2,900             53
   Papa John's International*                            9,000            262
   Parkervision (B)*                                    22,900            127
   Payless Shoesource*                                  37,900            622
   PDI*                                                  2,300             66
   Penn National Gaming*                                13,840            415
   Petsmart                                             35,300          1,097
   PF Chang's China Bistro (B)*                         18,400            833
   Phillips-Van Heusen                                   9,025            171
   Pinnacle Entertainment*                              42,515            485


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            45

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Polo Ralph Lauren                                    33,800       $  1,122
   PTEK Holdings*                                       70,700            742
   Radio One, Cl D*                                     20,400            353
   Reebok International                                  5,375            195
   Regis                                                36,000          1,569
   Rent-A-Center*                                       10,700            316
   Rinker Group ADR                                      6,400            342
   Royal Caribbean Cruises                              14,800            579
   Ruby Tuesday                                          7,090            201
   Ryan's Family Steak Houses*                           2,200             37
   Ryland Group                                          7,100            565
   Saks                                                 41,400            621
   SCP Pool*                                             5,700            229
   Select Comfort*                                      19,400            526
   ShopKo Stores (B)*                                   13,500            184
   Sonic*                                               24,200            537
   Sports Authority*                                     5,910            202
   Stage Stores*                                        25,000            941
   Standard Motor Products                              23,200            325
   Standard-Pacific                                      7,000            357
   Stanley Works                                        15,500            675
   Starwood Hotels & Resorts Worldwide                  29,400          1,240
   Superior Essex*                                       3,900             53
   Superior Industries International                    12,400            405
   Tekelec*                                             25,000            416
   Theglobe.com*                                       170,000             70
   Thomas Nelson                                         2,700             63
   Timberland, Cl A*                                     5,600            347
   Tommy Hilfiger*                                      18,700            284
   Tupperware (B)                                       14,600            267
   Tweeter Home Entertainment Group*                    20,200            135
   UnitedGlobalCom, Cl A*                               32,000            236
   Urban Outfitters*                                     4,600            253
   Value Line                                            4,900            190
   Westwood One*                                         8,600            233
   Whirlpool                                             7,400            492
   Williams-Sonoma (B)*                                 57,300          1,831
   WMS Industries (B)*                                  33,200          1,019
   World Wrestling Entertainment                        11,700            142
   Wynn Resorts (B)*                                    16,100            621
   XM Satellite Radio Holdings,
     Cl A (B)*                                          27,700            697
   Yankee Candle*                                       14,100            395
   Zale*                                                29,000          1,583
                                                                     --------
                                                                       74,896
                                                                     --------
CONSUMER STAPLES -- 3.3%
   Adolph Coors, Cl B                                   12,900            831
   BJ's Wholesale Club*                                 37,600            888
   Bunge                                                10,400            386
   Chiquita Brands International*                        7,600            133
   Constellation Brands, Cl A*                          19,100            688
   Corn Products International                          16,900            733


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Del Monte Foods*                                     60,600       $    622
   Delta & Pine Land                                     6,600            153
   Energizer Holdings*                                  29,200          1,324
   Great Atlantic & Pacific Tea*                        20,700            144
   Hain Celestial Group*                                 8,275            147
   Interstate Bakeries                                  14,200            149
   Lance                                                 1,800             28
   Longs Drug Stores                                    31,600            677
   Nash Finch                                            2,400             45
   NBTY*                                                53,100          1,960
   PepsiAmericas                                        32,400            688
   Performance Food Group*                               6,450            212
   Pilgrims Pride, Cl B                                 15,300            411
   Ralcorp Holdings*                                    22,800            760
   Ruddick                                               3,500             72
   Sanderson Farms                                       4,900            225
   Supervalu                                            45,700          1,418
   Tyson Foods, Cl A                                    44,100            905
   Whole Foods Market                                    5,000            430
                                                                     --------
                                                                       14,029
                                                                     --------
ENERGY -- 4.8%
   Atlas America*                                        9,780            188
   Atwood Oceanics*                                      8,100            322
   BJ Services*                                         11,300            473
   Cabot Oil & Gas                                      26,600            979
   CARBO Ceramics                                        1,200             84
   Chesapeake Energy (B)                                26,900            355
   Cimarex Energy*                                      10,200            287
   Core Laboratories*                                   12,200            256
   Denbury Resources*                                   24,500            451
   Energy Partners*                                      4,700             62
   Evergreen Resources*                                 49,800          1,885
   Forest Oil*                                          36,400            906
   Frontier Oil                                         10,100            200
   Gulf Island Fabrication*                              1,200             23
   Key Energy Services*                                 43,700            423
   Magnum Hunter Resources*                            149,765          1,508
   National-Oilwell*                                     6,000            166
   Newfield Exploration*                                 3,870            192
   Oil States International*                             4,200             60
   Overseas Shipholding Group                           10,900            416
   Patina Oil & Gas                                      6,600            174
   Patterson-UTI Energy*                                 7,000            215
   Penn Virginia                                         6,500            405
   Plains Exploration & Production*                     91,665          1,632
   Prima Energy*                                         7,800            297
   Quicksilver Resources*                                4,400            215
   Range Resources                                      18,100            215
   Remington Oil & Gas*                                  6,100            126
   Smith International*                                  3,300            165
   Southwestern Energy*                                  4,800            123
   Spinnaker Exploration*                                5,300            177


--------------------------------------------------------------------------------
46            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   St. Mary Land & Exploration                          11,800       $    384
   Stone Energy*                                        24,800          1,113
   Sunoco                                               23,500          1,446
   Swift Energy*                                        13,500            273
   Syntroleum*                                          20,600            130
   Talisman Energy                                      27,600            543
   Tesoro Petroleum*                                    48,920          1,165
   Unit*                                                15,055            429
   Veritas DGC*                                         29,600            566
   Vintage Petroleum                                    21,400            334
   Weatherford International*                            7,000            291
   Whiting Petroleum*                                   28,500            668
                                                                     --------
                                                                       20,322
                                                                     --------
FINANCIALS -- 19.7%
   Acadia Realty Trust+                                 31,000            397
   Accredited Home Lenders*                              9,900            297
   ACE Cash Express*                                     1,900             45
   Advanta, Cl B                                        22,987            365
   Affiliated Managers Group (B)*                       13,360            651
   AG Edwards                                           12,800            479
   Allmerica Financial*                                 47,880          1,539
   AMB Property+                                        34,900          1,153
   Amcore Financial                                     19,020            553
   American Financial Group (B)                         20,100            607
   American Home Mortgage
     Investment (B)+                                    14,500            370
   AmerUs Group (B)                                     24,350            958
   Arch Capital Group*                                   4,300            166
   Archstone-Smith Trust+                               29,100            845
   Ashford Hospitality Trust+                           37,180            330
   Associated Banccorp                                   8,400            246
   Astoria Financial                                    22,600            865
   AvalonBay Communities+                               18,800          1,024
   Bank of Hawaii                                       24,800          1,078
   BankAtlantic Bancorp, Cl A                           10,000            160
   Banknorth Group                                      29,100            959
   Brandywine Realty Trust+                             32,350            870
   Camden Property Trust+                               20,200            944
   Capital Crossing Bank*                                  500             32
   Capital Source (B)*                                  25,750            560
   Capital Southwest                                     3,400            257
   Cash America International                           20,200            407
   Chemical Financial                                   13,875            486
   Chittenden                                            2,300             75
   City Holding                                         10,585            318
   City National (B)                                    14,500            936
   CNA Financial*                                       25,800            775
   Colonial BancGroup                                   30,700            552
   Colonial Properties Trust+                            2,200             85
   Columbia Banking System                               1,050             22
   Commerce Bancorp (B)                                 11,700            720
   Commerce Bancshares                                  15,100            703


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Commercial Federal                                   34,625       $    970
   Community Bank System                                13,200            291
   CompuCredit*                                         20,900            367
   Cornerstone Realty Income Trust+                      3,400             28
   Corporate Office Properties Trust+                   56,725          1,316
   Corus Bankshares                                        800             31
   Crescent Real Estate Equity+                         11,390            191
   Cullen/Frost Bankers                                 17,000            745
   Delphi Financial Group, Cl A                          7,415            299
   Developers Diversified Realty+                       29,400          1,011
   Dime Community Bancshares                            22,135            378
   Doral Financial                                      17,100            554
   Downey Financial                                     11,800            624
   E*Trade Financial*                                  230,500          2,630
   Eaton Vance                                          13,700            506
   Encore Capital Group*                                 4,200             64
   Entertainment Properties Trust+                       2,500             90
   Equity Inns+                                          5,000             44
   Equity One+                                           1,600             28
   Equity Residential+                                  40,900          1,204
   Essex Property Trust+                                14,200            931
   Everest Re Group                                      7,900            647
   Federal Realty Investment Trust+                     27,200          1,085
   Fidelity National Financial                          17,700            665
   First American                                       20,900            543
   First Horizon National                               14,400            671
   First Industrial Realty Trust                        12,260            439
   First Marblehead*                                     9,600            326
   First Niagara Financial Group                        19,800            246
   First Republic Bank                                   7,800            318
   FirstFed Financial*                                   6,000            248
   FirstMerit                                            6,450            159
   Flagstar Bancorp (B)                                 16,700            360
   Forest City Enterprises, Cl A                         6,340            320
   Fremont General                                      21,000            471
   Friedman Billings Ramsey Group,
     Cl A (B)                                           77,500          1,511
   Glimcher Realty Trust+                                1,300             29
   Greater Bay Bancorp                                  25,295            726
   Hanmi Financial                                       1,200             32
   HCC Insurance Holdings                               22,800            756
   Hibernia, Cl A                                       32,000            768
   Highland Hospitality+*                               28,260            304
   Highwoods Properties+                                 7,950            181
   Hilb Rogal & Hamilton                                21,300            758
   Hospitality Properties Trust+                        13,100            536
   Host Marriott+*                                      55,100            676
   HRPT Properties Trust+                               20,400            201
   Hub International                                     7,200            135
   Huntington Bancshares                                38,200            866
   IMPAC Mortgage Holdings+                             17,400            357
   Independence Community Bank                          15,600            585
   IndyMac Bancorp                                      25,400            836
   Investors Financial Services                          7,000            274


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            47

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   IPC Holdings                                          6,800       $    253
   Irwin Financial                                      11,600            295
   Jones Lang LaSalle*                                   9,900            250
   Kansas City Life Insurance                            9,500            361
   Kilroy Realty+                                        2,200             75
   KNBT Bancorp                                         20,500            348
   Koger Equity+                                         1,700             38
   Landamerica Financial Group                          12,900            515
   LaSalle Hotel Properties+                             1,800             43
   LNR Property                                          2,000            100
   Local Financial*                                      8,800            192
   LTC Properties+                                       2,700             44
   Macerich+                                            27,100          1,226
   Mack-Cali Realty+                                    30,900          1,235
   MAF Bancorp                                           6,450            284
   Marlin Business Services*                            32,800            530
   Medical Properties Trust*                            18,000            180
   Mercury General                                       3,500            176
   Meristar Hospitality+*                               22,030            140
   MFA Mortgage Investments+                            32,600            296
   Mills+                                                9,900            435
   National Health Investors+                            2,600             68
   National Processing*                                  4,600            132
   New Century Financial                                 9,000            392
   NewAlliance Bancshares*                              32,700            469
   Newcastle Investment+                                 3,200             89
   Novastar Financial (B)+                               9,400            355
   Odyssey Re Holdings                                  10,745            271
   Ohio Casualty*                                       17,730            332
   One Liberty Properties+                              11,300            203
   Oriental Financial Group                             17,600            484
   PartnerRe Holdings                                   17,400            972
   Pennsylvania Real Estate Investment
     Trust+                                              3,400            113
   PFF Bancorp                                          11,000            438
   Platinum Underwriters Holdings                       10,000            311
   Popular                                              22,800            985
   Post Properties+                                     21,700            631
   Presidential Life                                    20,845            353
   Privatebancorp                                          500             28
   Prosperity Bancshares                                   900             21
   Provident Bankshares                                 17,577            507
   Providian Financial*                                 26,100            355
   Public Storage+                                      20,000            920
   Radian Group                                         18,700            860
   RAIT Investment Trust+                                3,200             78
   Ramco-Gershenson Properties+                          7,520            182
   Reckson Associates Realty+                           31,700            825
   Reinsurance Group of America                          4,800            191
   RenaissanceRe Holdings                               19,800          1,046
   RLI                                                   7,520            270
   Rouse+                                                9,900            452
   Saxon Capital*                                       10,960            262
   Scottish Annuity & Life Holdings                      6,600            145


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Selective Insurance Group                             1,300       $     47
   Senior Housing Properties Trust+                     36,300            591
   Shurgard Storage Centers, Cl A+                      23,400            877
   Signature Bank*                                      13,300            333
   Simon Property Group+                                12,000            619
   Sky Financial Group                                  10,425            267
   SL Green Realty (B)+                                 28,800          1,310
   Sovereign Bancorp                                    99,000          2,153
   Stancorp Financial Group                                900             58
   Sterling Financial*                                  22,300            711
   Stewart Information Services*                        39,400          1,346
   Summit Properties+                                    8,810            204
   Susquehanna Bancshares                                8,380            204
   Taubman Centers+                                     26,400            589
   TCF Financial                                         6,700            374
   Thornburg Mortgage+                                   4,600            122
   TierOne                                              11,300            236
   Trammell Crow*                                       16,200            206
   Triad Guaranty*                                       6,450            371
   Trizec Properties+                                   60,700          1,002
   Trustmark                                            10,425            289
   United Dominion Realty Trust+                        20,000            399
   Universal American Financial*                        23,640            259
   Urstadt Biddle Properties, Cl A+                      1,600             22
   W Holding                                             8,200            140
   Westamerica Bancorporation                            4,000            198
   Westcorp                                              3,700            159
   Whitney Holding                                       7,735            336
   Wilshire State Bank*                                  2,400             65
   Winston Hotels+                                       6,500             61
   World Acceptance*                                     2,700             48
   WR Berkley                                            4,900            204
   Zenith National Insurance (B)                        16,400            758
                                                                     --------
                                                                       83,474
                                                                     --------
HEALTH CARE -- 11.2%
   Abgenix*                                             66,000            998
   Accredo Health*                                      17,200            626
   Albany Molecular Research*                            5,700             72
   America Service Group*                                2,400             86
   AMERIGROUP*                                          19,950            841
   Amsurg*                                               8,750            198
   Amylin Pharmaceuticals*                              27,900            618
   Andrx*                                               19,300            530
   Animas*                                              17,900            350
   Applera-- Celera Genomics Group*                     26,500            298
   Apria Healthcare Group*                              17,900            503
   Ariad Pharmaceuticals*                               16,200            174
   Array Biopharma*                                     30,000            284
   August Technology*                                    3,900             52
   Axonyx (B)*                                          43,500            216
   Barr Pharmaceuticals*                                27,500          1,200
   Beckman Coulter                                       3,500            212


--------------------------------------------------------------------------------
48            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Beverly Enterprises*                                 32,800       $    278
   Bio-Rad Laboratories, Cl A*                           7,700            432
   Bioenvision*                                         29,400            291
   Biosite (B)*                                         12,800            509
   Celgene*                                                300             17
   Cephalon (B)*                                        26,500          1,428
   Cerner (B)*                                           4,000            171
   Chemed                                                3,500            165
   Chiron*                                              19,000            850
   Community Health Systems*                            13,900            354
   Conmed*                                              10,400            265
   Connetics (B)*                                        6,900            147
   Cooper                                                7,090            391
   Covance*                                             11,605            420
   Coventry Health Care*                                 6,750            311
   Cross Country Healthcare*                            11,200            186
   Cubist Pharmaceuticals*                              54,100            538
   CV Therapeutics (B)*                                 75,800            991
   Dade Behring Holdings*                                6,345            283
   DaVita*                                               4,500            209
   Dendreon*                                            30,100            330
   Depomed (B)*                                         29,700            226
   Diagnostic Products                                   2,900            122
   Discovery Laboratories (B)*                          24,600            269
   Dov Pharmaceutical*                                  16,700            252
   Dyax*                                                34,200            337
   Edwards Lifesciences*                                 8,700            315
   Encysive Pharmaceuticals*                            44,700            411
   Endo Pharmaceuticals Holdings*                        4,900            111
   Endologix*                                           52,000            257
   Exactech*                                            17,300            346
   Exelixis*                                            17,900            165
   Express Scripts*                                      5,400            423
   Fisher Scientific International (B)*                 55,400          3,181
   Gen-Probe*                                            4,300            180
   Genta (B)*                                           82,500            190
   GenVec (B)*                                          95,200            301
   Human Genome Sciences*                               38,900            423
   Humana*                                              38,300            654
   Idexx Laboratories*                                   2,100            138
   IDX Systems*                                         13,100            382
   Immucor*                                              6,100            190
   Immunicon*                                           26,300            243
   Incyte (B)*                                          53,500            384
   Inspire Pharmaceuticals*                             19,800            339
   InterMune*                                           13,900            198
   Invacare                                              3,600            149
   Inverness Medical Innovations*                       20,500            397
   Invitrogen (B)*                                      13,700            951
   Ista Pharmaceuticals*                                 9,090            116
   Kensey Nash*                                          1,100             35
   Kindred Healthcare*                                   2,200             55
   Kinetic Concepts*                                     5,300            257
   Kos Pharmaceuticals*                                  3,900            130


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Kosan Biosciences*                                   18,900       $    205
   LifePoint Hospitals*                                 28,900          1,087
   Ligand Pharmaceuticals, Cl B (B)*                    24,900            509
   Luminex*                                              2,300             23
   Manor Care                                           14,500            454
   Medcath*                                             18,800            380
   Medicines*                                           12,500            402
   Medicis Pharmaceutical, Cl A (B)                     32,900          1,392
   MGI Pharma (B)*                                       6,800            437
   MTS Systems                                           1,800             40
   National Dentex*                                      5,700            173
   NDCHealth                                             8,600            192
   Nektar Therapeutics*                                 10,800            232
   Nu Skin Enterprises, Cl A                            39,700            889
   NuVasive*                                            29,300            330
   Ocular Sciences*                                     47,885          1,600
   Orthovita (B)*                                       73,900            333
   Pharmaceutical Resources*                            32,900          1,387
   Pharmos (B)*                                         63,700            215
   PolyMedica (B)                                       24,200            700
   Pozen*                                               39,700            394
   Protein Design Labs (B)*                             38,000            741
   Province Healthcare*                                 42,235            677
   PSS World Medical*                                   36,680            369
   Quest Diagnostics                                     3,700            319
   RehabCare Group*                                      4,700            117
   Rotech Healthcare*                                    5,300            130
   Savient Pharmaceuticals*                             65,000            157
   Select Medical                                       30,600            410
   Sola International*                                  19,805            384
   Spectranetics*                                       52,600            315
   Sunrise Senior Living (B)*                           11,900            429
   SurModics (B)*                                       10,000            223
   Sybron Dental Specialties*                           40,800          1,111
   Tanox*                                                1,700             28
   Techne*                                               3,600            139
   Telik*                                               20,900            479
   Triad Hospitals*                                      5,000            177
   Trimeris (B)*                                        51,400            754
   Universal Health Services, Cl B                       7,700            339
   USANA Health Sciences (B)*                            4,400            122
   ViroLogic*                                          118,100            331
   Wilson Greatbatch Technologies*                      15,600            424
                                                                     --------
                                                                       47,500
                                                                     --------
INDUSTRIALS -- 11.5%
   ABM Industries                                        8,275            157
   Actuant, Cl A*                                        3,760            129
   Acuity Brands                                        23,700            584
   Advisory Board*                                       5,800            199
   AGCO*                                                19,000            364
   Allete                                                7,090            246
   Alliant Techsystems*                                  6,200            380
   America West Holdings (B)*                            3,200             32


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            49

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Ametek                                               13,110       $    354
   Applied Industrial Technologies                       9,885            264
   aQuantive*                                           14,000            141
   Arkansas Best                                         7,400            220
   Armor Holdings*                                      13,900            520
   Artesyn Technologies*                                15,795            144
   Atlantic Coast Airlines Holdings (B)*                43,400            245
   Banta                                                30,500          1,331
   Barnes Group                                          8,060            214
   BE Aerospace*                                        48,680            311
   BearingPoint*                                        26,100            224
   Belden                                                3,900             66
   Briggs & Stratton                                    18,700          1,419
   Bright Horizons Family Solutions*                    10,700            529
   Brink's                                              10,400            322
   Career Education*                                     6,000            408
   Casella Waste Systems, Cl A*                         23,210            325
   CellStar*                                             3,300             20
   Chicago Bridge & Iron (NY Shares)                    14,700            425
   CNF                                                   9,780            381
   CNH Global                                           11,175            216
   Coinstar*                                             8,000            139
   Consolidated Graphics*                                2,300             92
   Corinthian Colleges*                                 26,900            764
   Corporate Executive Board                            22,000          1,203
   Cummins                                              15,100            879
   Curtiss-Wright                                        1,600             75
   Deluxe                                               12,400            531
   EDO                                                  26,900            578
   Education Management*                                19,400            671
   EMCOR Group*                                          5,100            216
   Engineered Support Systems                            8,900            466
   Ennis Business Forms                                  1,100             17
   Esterline Technologies*                               8,710            219
   ExpressJet Holdings*                                 15,100            180
   Fluor                                                17,700            715
   Forrester Research*                                  19,667            360
   Frontier Airlines*                                    4,700             44
   FTI Consulting*                                       8,100            136
   G&K Services                                          6,450            254
   General Cable*                                       18,600            149
   Genessee & Wyoming, Cl A*                            31,190            713
   Genlyte Group*                                        7,000            411
   Griffon*                                             39,500            920
   Heartland Express                                     5,400            131
   Herman Miller                                        18,200            438
   HUB Group, Cl A*                                      4,405            144
   Imagistics International*                             2,900            112
   infoUSA*                                              3,400             31
   Insituform Technologies, Cl A*                        9,400            144
   Integrated Electrical Services*                      38,300            345
   Intersections*                                        7,200            162
   Iron Mountain*                                        9,000            398
   ITT Educational Services*                            18,800            769


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   ITT Industries                                        4,400       $    354
   JB Hunt Transport Services*                           9,000            295
   John H. Harland                                      34,100          1,033
   Joy Global                                            5,635            155
   Kadant*                                              17,730            359
   Kforce*                                              36,800            337
   Kirby*                                               11,700            414
   Labor Ready*                                         21,920            267
   Laidlaw International*                               64,500            839
   Laureate Education*                                  23,100            848
   Lennox International                                 46,960            774
   LSI Industries                                       10,400            120
   Medical Staffing Network Holdings*                   20,900            138
   Mesa Air Group (B)*                                  15,400            118
   MKS Instruments*                                      4,300            101
   Molecular Devices*                                    1,300             22
   Monster Worldwide*                                   12,300            311
   Moog, Cl A*                                           4,950            154
   Mueller Industries                                    9,500            311
   NN                                                   28,894            343
   Northwest Airlines*                                  26,330            266
   Orbital Sciences*                                    11,500            144
   Overnite                                             14,190            371
   Pacer International*                                 14,185            271
   Pall                                                  1,500             36
   Pentair                                              19,100          1,170
   Power-One*                                           21,000            212
   Rayovac*                                              6,500            176
   Regal-Beloit                                          9,900            203
   Reliance Steel & Aluminum                             1,500             55
   RH Donnelley*                                         7,130            307
   Ritchie Brothers Auctioneers                         11,600            315
   Rofin-Sinar Technologies*                             2,300             60
   Roper Industries                                      4,600            244
   Ryder System                                         36,100          1,341
   School Specialty*                                     9,200            324
   Service International (B)*                          168,500          1,213
   Shaw Group (B)*                                      22,200            262
   Simpson Manufacturing                                10,300            564
   Skywest                                               9,100            152
   Sourcecorp*                                          24,605            632
   SPX (B)                                              21,400            936
   Stewart Enterprises, Cl A*                           37,290            280
   Sypris Solutions                                     20,100            382
   Teledyne Technologies*                               10,500            193
   Terex*                                               11,500            339
   Thomas Industries                                     3,400            116
   Tredegar                                              1,200             17
   United Defense Industries*                            3,000            100
   United Industrial                                     7,400            155
   United Rentals*                                      17,200            294
   United Stationers*                                    7,385            279
   Universal Forest Products                            12,100            350
   URS*                                                 37,000            932


--------------------------------------------------------------------------------
50            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   USF                                                  22,800       $    656
   UTI Worldwide                                        10,500            483
   Ventiv Health*                                        4,700             80
   Viad                                                 54,800          1,374
   W.W. Grainger                                        13,500            735
   Wabtec                                               25,040            413
   Washington Group International*                      20,400            716
   Watson Wyatt Holdings*                               22,770            595
   Watts Water Technologies, Cl A                        9,240            224
   Yellow Roadway*                                       5,600            200
   York International                                   24,320            899
                                                                     --------
                                                                       48,935
                                                                     --------
INFORMATION TECHNOLOGY -- 18.1%
   1-800 Contacts (B)*                                  28,100            413
   Acxiom                                               11,000            265
   Adaptec*                                             40,500            332
   Advanced Energy Industries*                           7,700            118
   Aeroflex*                                            32,500            415
   Akamai Technologies (B)*                             32,300            480
   AMIS Holdings*                                       10,700            180
   Amkor Technology*                                    35,700            367
   Amphenol, Cl A*                                      26,400            861
   Anixter International*                                8,810            269
   answerthink*                                         28,400            182
   Ansys*                                                1,000             43
   Arris Group (B)*                                     74,485            471
   Arrow Electronics*                                   11,300            308
   Ask Jeeves (B)*                                      32,200          1,301
   Aspen Technology (B)*                                33,515            211
   Asyst Technologies*                                  50,000            511
   ATI Technologies*                                    11,200            184
   ATMI*                                                26,000            666
   Autodesk                                              1,000             36
   Avid Technology*                                      1,100             57
   Avnet*                                                  900             21
   Avocent*                                             26,900            922
   Axcelis Technologies*                                88,600          1,068
   BindView Development*                                85,300            260
   BISYS Group*                                         30,700            388
   Black Box                                            11,200            510
   Borland Software*                                    53,900            474
   Brooks Automation*                                   50,400          1,041
   C-COR.net*                                           54,500            484
   CCC Information Services Group*                       6,600             96
   CDW                                                   6,800            478
   Certegy                                              22,600            853
   Checkfree (B)*                                       55,100          1,689
   Checkpoint Systems*                                   7,700            133
   Chordiant Software*                                  34,500            133
   Citrix Systems*                                      27,400            577
   Cognex                                                7,000            232
   Cognizant Technology Solutions*                       9,500            439
   CommScope*                                            6,500            112


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Comverse Technology (B)*                             19,700       $    348
   Conexant Systems*                                    47,800            226
   Convergys*                                           33,400            490
   Covansys*                                             2,100             23
   Credence Systems (B)*                                39,500            553
   Cree (B)*                                            78,300          1,802
   Cyberguard*                                          24,100            204
   Cymer*                                               38,800          1,428
   Cypress Semiconductor (B)*                           93,200          1,525
   Digi International*                                  42,800            445
   DigitalNet Holdings*                                 11,600            280
   Diodes*                                               1,500             33
   DoubleClick (B)*                                    126,900          1,076
   Earthlink*                                           27,900            280
   Embarcadero Technologies*                             3,300             37
   Emulex (B)*                                          21,500            402
   Entegris*                                            22,890            260
   EPIQ Systems*                                         1,500             22
   eResearch Technology (B)*                             1,200             30
   F5 Networks (B)*                                     29,500            876
   Fair Isaac (B)                                        8,250            287
   FEI*                                                 51,500          1,285
   Foundry Networks*                                    46,300            571
   Global Imaging Systems*                               2,600             88
   Harris                                                2,700            125
   Helix Technology                                      5,400            107
   Hutchinson Technology*                               19,100            504
   Integrated Circuit Systems*                          21,400            588
   Integrated Device Technology*                         6,100             89
   Inter-Tel                                             7,520            186
   International Rectifier*                             10,100            447
   Iomega                                               57,600            279
   Itron*                                               24,500            506
   Jack Henry & Associates                              34,400            667
   KFX (B)*                                             33,100            293
   Komag (B)*                                           35,700            518
   Kulicke & Soffa Industries*                           7,100             81
   Lam Research*                                        24,400            613
   Lattice Semiconductor*                              234,000          1,828
   Lawson Software*                                     29,550            212
   Lincoln Electric Holdings                             4,000            124
   Lionbridge Technologies*                             19,800            155
   LSI Logic*                                           56,300            462
   LTX*                                                 17,100            182
   Macromedia*                                          13,000            338
   Macrovision*                                         30,100            701
   Magma Design Automation*                             10,500            201
   Manhattan Associates*                                 5,200            148
   Matrixone*                                           35,460            242
   Mattson Technology*                                  24,800            264
   MAXIMUS*                                             11,300            406
   Maxtor*                                             119,300            820
   MEMC Electronic Materials*                           21,200            195
   Mentor Graphics*                                     89,000          1,423


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            51

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Mercury Computer Systems*                            15,000       $    336
   Mercury Interactive*                                 15,400            738
   Micrel*                                              40,100            592
   Micromuse*                                          121,000            716
   Micros Systems*                                       2,000             87
   MicroStrategy, Cl A*                                  5,200            250
   MPS Group*                                           20,780            230
   MRV Communications (B)*                              78,900            210
   Mykrolis*                                             7,500            121
   National Semiconductor*                              15,400            334
   NCR*                                                 16,000            772
   Netease.com ADR*                                      4,000            180
   Network Associates*                                  60,100          1,001
   Novell*                                              26,000            237
   O2Micro International*                               69,300          1,200
   Omnivision Technologies (B)*                         18,200            426
   ON Semiconductor*                                    40,620            235
   OSI Systems (B)*                                     18,000            402
   Overland Storage*                                       100              1
   PanAmSat*                                            13,000            302
   Pegasus Solutions*                                   10,400            120
   Per-Se Technologies*                                  1,200             16
   PerkinElmer                                          62,100          1,212
   Photronics*                                          23,740            420
   Pixar*                                               14,100            957
   Pixelworks*                                         105,400          1,906
   Plantronics*                                          8,600            342
   PMC-Sierra*                                          36,600            516
   Polycom*                                             76,200          1,561
   Progress Software*                                    2,100             39
   ProQuest*                                            11,200            292
   RADVision*                                           35,500            446
   Red Hat (B)*                                         43,800          1,197
   Register.com*                                         3,600             19
   Remec*                                               43,400            284
   RF Micro Devices (B)*                                94,500            756
   Rudolph Technologies*                                20,200            376
   SafeNet*                                              3,200             75
   Sandisk (B)*                                         12,300            303
   Sanmina-SCI*                                          5,300             56
   ScanSoft (B)*                                        64,300            337
   Scientific Games, Cl A*                              46,200            856
   Semtech*                                             41,300          1,037
   Sigmatel*                                            23,000            583
   SimpleTech*                                         102,500            385
   Sina*                                                 9,900            359
   SkillSoft ADR*                                       77,900            779
   Sohu.com (B)*                                        14,600            301
   Sonus Networks*                                      52,400            286
   SRA International, Cl A*                              9,100            353
   SS&C Technologies                                     4,600            106
   Standard Microsystems*                                5,090            126
   Storage Technology*                                  23,300            658
   Stratasys (B)*                                       34,700            901


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Sybase*                                              25,200       $    438
   Synopsys*                                             9,200            272
   Syntel                                               12,400            235
   Tech Data*                                           27,700          1,112
   Teradyne*                                            40,400            900
   THQ*                                                  3,700             78
   Transaction Systems Architects, Cl A*                 5,700            108
   TTM Technologies*                                    12,200            139
   Ultratech*                                              600              9
   Unisys*                                              13,600            184
   United Online (B)*                                   27,400            515
   Varian*                                              10,400            463
   Verity*                                              23,535            327
   Vishay Intertechnology (B)*                          60,400          1,140
   webMethods*                                          26,700            233
   Western Digital*                                     67,400            616
   Zebra Technologies, Cl A*                             5,500            445
   Zoran*                                               13,970            245
                                                                     --------
                                                                       76,644
                                                                     --------
MATERIALS -- 3.9%
   Airgas                                               24,800            540
   Albemarle                                             8,800            253
   American Pacific                                      2,200             16
   Arch Coal                                            11,900            387
   Ball                                                 15,100          1,031
   Bemis                                                29,700            818
   Bowater (B)                                          13,700            579
   Century Aluminum*                                    15,260            354
   Cytec Industries                                      4,085            165
   Ferro                                                13,900            356
   Florida Rock Industries                               4,190            167
   FMC*                                                  9,100            369
   Greif, Cl A                                          13,200            470
   Headwaters*                                          11,800            247
   Hercules*                                            13,645            144
   Jacuzzi Brands*                                      46,000            393
   Louisiana-Pacific                                    56,900          1,314
   MacDermid                                             1,000             31
   Massey Energy                                        32,900            810
   Metal Management*                                     9,200            144
   Northgate Exploration*                              221,500            357
   Octel                                                 1,900             41
   Olin                                                  6,400            105
   OM Group*                                             7,200            192
   Owens-Illinois*                                      17,100            254
   Packaging of America                                 43,270          1,017
   Peabody Energy                                       28,790          1,432
   Potlatch                                              6,100            230
   Quanex                                               24,305          1,083
   Roanoke Electric Steel                                3,600             47
   RPM International                                    51,800            762
   Schweitzer-Mauduit International                     13,300            374
   Silgan Holdings*                                      1,200             50


--------------------------------------------------------------------------------
52            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Steel Dynamics*                                      28,055       $    718
   United States Steel                                  13,000            395
   Valspar                                               5,805            277
   Wheeling-Pittsburgh*                                 27,600            488
                                                                     --------
                                                                       16,410
                                                                     --------
TELECOMMUNICATION SERVICES -- 0.6%
   Aspect Communications*                               10,500            135
   Boston Communications Group*                         16,600            176
   Brightpoint*                                         15,300            171
   CenturyTel                                           15,700            469
   General Communication, Cl A*                         73,800            585
   Golden Telecom                                        2,100             54
   IDT*                                                  3,700             65
   IDT, Cl B*                                            5,900            106
   Sycamore Networks*                                   56,000            247
   Talk America Holdings (B)*                           30,900            291
   West*                                                 1,700             44
                                                                     --------
                                                                        2,343
                                                                     --------
UTILITIES -- 2.6%
   AGL Resources                                        11,605            327
   Alliant Energy                                        7,200            180
   Avista                                               32,400            550
   Black Hills                                           8,000            234
   Centerpoint Energy                                   73,900            801
   DPL                                                  10,600            209
   Duquesne Light Holdings                              31,200            600
   Dynegy, Cl A*                                        53,515            235
   El Paso Electric*                                    15,300            221
   Energen                                              12,230            548
   Great Plains Energy                                   7,200            218
   National Fuel Gas                                     8,200            206
   New Jersey Resources                                  4,085            160
   Northeast Utilities                                  29,800            569
   NUI                                                  15,300            208
   OGE Energy                                            8,200            201
   Oneok                                                10,640            227
   Pico Holdings*                                       15,600            285
   PNM Resources                                        26,600            799
   Sempra Energy                                        15,000            501
   South Jersey Industries                                 600             25
   Southwest Gas                                         2,000             45
   TXU                                                  30,900          1,154
   UGI                                                  18,900            607
   UIL Holdings                                          8,100            360
   Vectren                                               6,660            160
   Westar Energy                                        24,200            477
   Wisconsin Energy                                     34,100          1,085
                                                                     --------
                                                                       11,192
                                                                     --------
Total Common Stock
   (Cost $385,922) ($ Thousands)                                      395,745
                                                                     --------


--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
                                                     Number of
                                                      Warrants
WARRANTS -- 0.0%
   Theglobe.com, Expires 05/05/09
     (F) (G)*                                           85,000       $     28
                                                                     --------
Total Warrants
   (Cost $41) ($ Thousands)                                                28
                                                                     --------

CORPORATE OBLIGATIONS (C) (E) -- 6.1%
FINANCIALS -- 5.9%
   Belford Funding
        1.100%, 02/02/05                                $1,811          1,811
   Blue Heron Funding
        1.130%, 02/23/05                                 1,811          1,811
        1.130%, 03/18/05                                   815            815
   Bradford & Bingley
        1.292%, 01/07/05                                 1,141          1,140
   CCN Bluegrass
        1.170%, 02/18/05                                 1,359          1,359
   CIT Group
        1.200%, 12/01/04                                 1,087          1,087
   Commodore
        1.270%, 12/12/38                                   543            543
   Countrywide Home Loans
        1.370%, 02/23/05                                   525            525
        1.350%, 05/20/05                                   362            362
        1.235%, 09/24/04                                   634            634
        1.220%, 01/18/05                                   906            906
   Davis Square Funding
        1.130%, 04/06/05                                 1,811          1,811
   Duke Funding
        1.180%, 04/08/05                                   906            906
   HBOS Treasury Services
        1.065%, 07/19/04                                   235            235
   Harwood
        1.160%, 06/21/04                                   453            453
   Lakeside Funding
        1.160%, 06/08/04                                 2,355          2,355
   Liberty Light US Capital
        1.100%, 02/09/05                                   906            905
        1.075%, 01/14/05                                   906            906
   Morgan Stanley
        1.100%, 07/06/04                                   906            906
        1.100%, 07/23/04                                   906            906
        1.100%, 06/03/05                                   362            362
   Orchid Structured Finance
        1.360%, 11/18/04                                 1,207          1,207
   Paragon Mortgages
        1.120%, 09/15/04                                   785            785
   Saturn Ventures
        1.170%, 08/09/04                                   906            906
   Sigma Finance
        1.080%, 11/01/04                                   543            543


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            53

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Small/Mid Cap Equity Fund (Concluded)
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Tango
        1.380%, 08/13/04                                $  906       $    906
                                                                     --------
                                                                       25,085
                                                                     --------
INDUSTRIALS -- 0.2%
   Caterpillar
        1.240%, 07/09/04                                   905            905
                                                                     --------
Total Corporate Obligations
   (Cost $25,990) ($ Thousands)                                        25,990
                                                                     --------

COMMERCIAL PAPER (C) (D) -- 2.8%
FINANCIALS -- 2.8%
   Atlantis One Funding
        1.317%, 11/02/04                                   906            901
   ASAP Funding
        1.060%, 06/15/04                                 1,811          1,811
   Amstel Funding
        1.143%, 08/30/04                                   906            903
   Beethoven Funding
        1.103%, 08/26/04                                   415            414
   Bradford & Bingley
        1.184%, 09/10/04                                   906            903
   CIT Group
        1.217%, 11/22/04                                   652            648
        1.186%, 10/25/04                                   493            490
   Harwood
        1.111%, 06/25/04                                   390            390
   JACKET
        1.133%, 08/16/04                                   435            434
   Park Granada
        1.062%, 07/30/04                                 1,721          1,718
        1.061%, 07/15/04                                   906            904
   Rhineland Funding
        1.132%, 07/21/04                                   714            713
        1.091%, 06/23/04                                   621            620
   Tannehill Capital
        1.306%, 10/06/04                                 1,147          1,143
                                                                     --------
Total Commercial Paper
   (Cost $11,992) ($ Thousands)                                        11,992
                                                                     --------


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.8%
   AIM Investco Treasurer's Money
     Market Reserve Fund (C)                           452,833       $    453
   Bear Stearns Master Notes (C)                     1,811,331          1,811
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++                  22,299,786         22,300
                                                                     --------
Total Cash Equivalents
   (Cost $24,564) ($ Thousands)                                        24,564
                                                                     --------

U.S. TREASURY OBLIGATION -- 0.7%
   U.S. Treasury Bills (A)
        0.980%, 08/26/04                                $3,200          3,192
                                                                     --------
Total U.S. Treasury Obligation
   (Cost $3,193) ($ Thousands)                                          3,192
                                                                     --------

REPURCHASE AGREEMENTS -- 1.5%
   Barclays (C)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $2,536,156
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $2,586,589)                                  2,536          2,536
   Deutsche Bank (C)
     1.030%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $1,593,827
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $1,625,531)                                  1,594          1,594
   Lehman Brothers (C)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $1,974,578
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $2,013,870)                                  1,974          1,974
                                                                     --------
Total Repurchase Agreements
   (Cost $6,104) ($ Thousands)                                          6,104
                                                                     --------
Total Investments -- 110.3%
   (Cost $457,806) ($ Thousands)                                      467,615
                                                                     --------


--------------------------------------------------------------------------------
54            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (10.3%)
Payable upon Return on Securities Loaned                             $(46,350)
Investment Advisory Fees Payable                                         (211)
Trustees' Fees Payable                                                     (1)
Other Assets and Liabilities, Net                                       2,715
                                                                     --------
Total Other Assets and Liabilities                                    (43,847)
                                                                     --------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                          410,414
Undistributed net investment income                                       343
Accumulated net realized gain on investments
   and futures contracts                                                2,209
Net unrealized appreciation on investments                              9,809
Net unrealized appreciation on futures contracts                          993
                                                                     --------
Net Assets -- 100.0%                                                 $423,768
                                                                     ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($423,767,801 / 3,959,178 shares)                                  $107.03
                                                                      =======

* Non-income producing security.

+ Real Estate Investment Trust

++ Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at May 31, 2004 (see Note 9). The total value of securities on loan at May 31, 2004 was $44,533,435.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of May 31, 2004 was $46,349,585.

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2004.

(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2004 was $27,825 and represented 0.01% of Net Assets.

(G) Securities considered illiquid. The total value of such securities as of May 31, 2004 was $27,825.

ADR -- American Depositary Receipt

Cl -- Class

NY -- New York


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            55

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS


Core Fixed Income Fund
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 32.3%
CONSUMER DISCRETIONARY -- 2.4%
   British Sky Broadcasting
        8.200%, 07/15/09                              $    880    $     1,015
   Comcast
        7.050%, 03/15/33                                   275            286
        6.500%, 01/15/15                                 1,380          1,433
        5.500%, 03/15/11                                 1,830          1,850
   Comcast Cable Communications
        8.375%, 03/15/13                                 4,305          5,054
        6.750%, 01/30/11                                 5,950          6,423
        6.375%, 01/30/06                                   360            379
   Continental Cablevision
        9.000%, 09/01/08                                   710            830
        8.300%, 05/15/06                                   875            955
   COX Communications
        7.875%, 08/15/09                                   440            499
        7.125%, 10/01/12                                   305            334
        5.500%, 10/01/15                                   215            206
        4.625%, 06/01/13                                 1,280          1,179
   DaimlerChrysler
        7.450%, 03/01/27 (K)                               105            106
        7.300%, 01/15/12                                   495            536
        6.500%, 11/15/13                                 1,935          1,961
        4.750%, 01/15/08                                 1,005          1,008
   Ford Motor
        7.450%, 07/16/31                                 5,700          5,401
        6.375%, 02/01/29                                 5,500          4,634
   General Motors
        8.375%, 07/15/33                                 5,040          5,246
        7.125%, 07/15/13 (K)                               340            346
   Liberty Media
        7.875%, 07/15/09                                   445            501
        5.700%, 05/15/13 (K)                               705            695
        2.610%, 09/17/06 (F)                             5,190          5,278
   News America
        7.300%, 04/30/28                                   475            510
        7.280%, 06/30/28                                   250            268
   News America Holdings
        9.250%, 02/01/13                                   650            816
        8.875%, 04/26/23                                   475            586
        7.750%, 01/20/24                                   395            446
   TCI Communications
        7.875%, 02/15/26                                 1,510          1,703
   TCI Communications MTN (G)
        8.350%, 02/15/05                                 1,775          1,848
   Target
        5.875%, 03/01/12 (K)                             2,435          2,560
        4.000%, 06/15/13                                   355            323


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Time Warner
        7.700%, 05/01/32 (K)                          $  4,980    $     5,438
        7.625%, 04/15/31                                 1,595          1,723
        7.570%, 02/01/24                                    30             32
        6.875%, 05/01/12                                 2,680          2,897
        6.625%, 05/15/29                                 1,500          1,459
   Time Warner Entertainment
        8.375%, 07/15/33                                 2,280          2,668
   Viacom
        5.625%, 08/15/12                                 1,420          1,458
   Walt Disney
        7.000%, 03/01/32                                   560            600
   Yum! Brands
        7.700%, 07/01/12                                 1,130          1,292
                                                                  -----------
                                                                       72,782
                                                                  -----------
CONSUMER STAPLES -- 1.0%
   Altria Group
        7.750%, 01/15/27                                 1,765          1,754
        7.000%, 11/04/13                                 2,160          2,159
   Bottling Group LLC
        4.625%, 11/15/12                                   860            832
   Diageo Capital PLC
        6.625%, 06/24/04                                 4,185          4,201
   Duty Free International (H) (I) (J)
        7.000%, 05/15/04                                 2,335            233
   General Mills
        5.125%, 02/15/07                                   800            832
   Kellogg, Ser B
        6.600%, 04/01/11                                 2,635          2,891
   Kraft Foods
        6.250%, 06/01/12                                 1,540          1,607
        5.625%, 11/01/11                                   935            944
   Kroger
        7.500%, 04/01/31                                   325            359
   Nabisco
        7.550%, 06/15/15                                 2,675          3,060
        6.375%, 02/01/05                                 2,665          2,725
   Philip Morris Capital
        7.500%, 07/16/09                                 1,155          1,193
   RJ Reynolds Tobacco Holdings, Ser B
        7.875%, 05/15/09                                 1,630          1,606
        7.750%, 05/15/06 (K)                             3,760          3,826
   Sara Lee
        6.250%, 09/15/11                                 1,395          1,502
                                                                  -----------
                                                                       29,724
                                                                  -----------


--------------------------------------------------------------------------------
56            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 1.2%
   Alberta Energy
        7.375%, 11/01/31                              $    695    $       771
   Amerada Hess
        7.300%, 08/15/31                                   875            883
   Anadarko Finance, Ser B
        7.500%, 05/01/31                                 1,675          1,893
   Apache
        6.250%, 04/15/12                                 1,065          1,158
   BP Canada Finance
        3.625%, 01/15/09                                 2,740          2,680
   Conoco
        6.950%, 04/15/29                                 5,730          6,267
   Conoco Funding
        7.250%, 10/15/31                                   885          1,001
        6.350%, 10/15/11 (K)                             2,615          2,841
   ConocoPhillips
        7.000%, 03/30/29                                   695            763
        5.900%, 10/15/32                                   335            322
        4.750%, 10/15/12                                 1,235          1,202
   Consolidated Natural Gas, Ser A
        5.000%, 03/01/14                                   625            595
   Devon Energy
        7.950%, 04/15/32                                 2,495          2,889
   Devon Financing
        7.875%, 09/30/31 (K)                               270            310
        6.875%, 09/30/11                                   170            186
   El Paso
        6.950%, 06/01/28                                 2,250          1,620
   El Paso MTN (K)
        7.800%, 08/01/31                                 2,100          1,627
        7.750%, 01/15/32                                 3,375          2,658
   Encana
        4.750%, 10/15/13                                   675            635
   Pemex Project Funding Master
     Trust (C) (F)
        2.640%, 01/07/05                                   300            302
   Petroleos Mexicanos (K)
        6.500%, 02/01/05                                 1,917          1,969
   XTO Energy
        7.500%, 04/15/12                                 1,110          1,249
        4.900%, 02/01/14                                   650            608
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07                                 3,000          3,165
                                                                  -----------
                                                                       37,594
                                                                  -----------
FINANCIALS -- 19.6%
   American General Capital
        8.500%, 07/01/30                                   390            493
   ASIF Global Finance (C)
        3.900%, 10/22/08                                 5,900          5,826
        3.850%, 11/26/07                                 1,000          1,006


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Assured Guaranty
        7.000%, 06/01/34                              $  3,017    $     3,055
   Bank One
        7.875%, 08/01/10                                 4,440          5,156
   Bank of America
        7.400%, 01/15/11                                 3,875          4,384
        6.250%, 04/15/12                                 1,370          1,460
        5.875%, 02/15/09                                 2,920          3,102
        5.375%, 06/15/14                                 1,725          1,709
        5.250%, 12/01/15                                   710            681
        4.375%, 12/01/10                                   810            787
        3.875%, 01/15/08                                 2,155          2,154
   BankAmerica Capital (F)
        1.710%, 01/15/27                                 1,400          1,347
   Barclays Bank PLC (C) (F)
        8.550%, 09/29/49                                 1,730          2,059
   Bear Stearns
        5.700%, 01/15/07                                   640            675
   Belford Funding (F) (L)
        1.100%, 02/02/05                                22,956         22,956
   Blue Heron Funding (F) (L)
        1.130%, 02/23/05                                22,956         22,956
        1.130%, 03/18/05                                10,330         10,330
   Boeing Capital
        6.500%, 02/15/12                                   340            363
        6.100%, 03/01/11                                   825            866
        5.800%, 01/15/13 (K)                               315            320
   Bradford & Bingley (F) (L)
        1.292%, 01/07/05                                14,462         14,447
   CCN Bluegrass (F) (L)
        1.170%, 02/18/05                                17,217         17,217
   CIT Group (F) (L)
        1.200%, 12/01/04                                13,774         13,774
   Capital One Bank
        6.700%, 05/15/08                                 1,000          1,075
        5.750%, 09/15/10                                 2,180          2,234
        4.875%, 05/15/08                                 4,520          4,585
   Chase Capital Funding, Ser C (F)
        1.670%, 03/01/27                                   840            801
   Chase Capital, Ser B (F)
        1.679%, 02/01/27                                   500            475
   Citicorp
        7.750%, 06/15/06                                 2,800          3,069
        7.200%, 06/15/07                                   740            811
   Citigroup
        7.250%, 10/01/10                                 4,270          4,799
        6.500%, 01/18/11                                   850            925
        6.200%, 03/15/09                                   300            322
        6.000%, 02/21/12                                   555            587
        6.000%, 10/31/33                                   485            462
        5.875%, 02/22/33                                 1,495          1,400
        5.625%, 08/27/12                                 1,350          1,381
        5.500%, 08/09/06                                   865            908


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            57

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup (continued)
        5.125%, 05/05/14                              $  3,265    $     3,185
        5.000%, 03/06/07                                   915            951
        3.625%, 02/09/09                                 1,200          1,163
        3.500%, 02/01/08                                   100             99
   Colonial Realty MTN
        6.980%, 09/26/05                                 5,300          5,580
   Commodore (F) (L)
        1.270%, 12/12/38                                 6,887          6,887
   Countrywide Home Loans (F) (L)
        1.370%, 02/23/05                                 6,657          6,657
        1.350%, 05/20/05                                 4,591          4,591
        1.235%, 09/24/04                                 8,035          8,035
        1.220%, 01/18/05                                11,478         11,477
   Countrywide Home Loans, MTN, Ser L
        2.875%, 02/15/07                                 2,440          2,395
   Credit Suisse First Boston
        6.125%, 11/15/11                                   150            158
        4.625%, 01/15/08                                 4,455          4,552
   Davis Square Funding (F) (L)
        1.130%, 04/06/05                                22,956         22,956
   Developers Diversified Realty MTN
        7.000%, 03/19/07                                 1,100          1,190
   Dryden Investor Trust (C) (H)
        7.157%, 07/23/08                                 3,392          3,589
   Duke Funding (F) (L)
        1.180%, 04/08/05                                11,478         11,478
   Equity One
        3.875%, 04/15/09                                   420            399
   Equity Residential Properties Trust
        6.625%, 03/15/12                                 1,705          1,832
   EOP Operating
        4.750%, 03/15/14                                 2,275          2,081
   Farmers Exchange Capital (C)
        7.200%, 07/15/48                                 2,550          2,368
        7.050%, 07/15/28                                 1,563          1,477
   Farmers Insurance Exchange (C)
        8.625%, 05/01/24                                 4,518          4,992
   Ford Motor Credit
        7.875%, 06/15/10                                 3,500          3,783
        7.500%, 03/15/05                                   250            260
        7.375%, 10/28/09                                 1,460          1,551
        7.375%, 02/01/11                                 3,400          3,574
        7.000%, 10/01/13                                   975            979
        6.875%, 02/01/06                                 3,750          3,938
        6.500%, 01/25/07                                   945            991
        3.045%, 10/25/04 (F)                             1,015          1,021
   Ford Motor Credit MTN
        7.750%, 02/15/07                                 4,435          4,790
   Fund American
        5.875%, 05/15/13                                   320            318


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   GE Capital Franchise MTN
        6.860%, 06/15/07                              $  1,100    $     1,225
   General Electric Capital
        3.500%, 05/01/08                                 1,670          1,640
   General Electric Capital MTN
        3.250%, 06/15/09                                 1,370          1,301
        2.800%, 01/15/07                                 7,650          7,541
   General Electric Capital MTN, Ser A
        6.000%, 06/15/12                                 1,340          1,411
        5.875%, 02/15/12                                 3,300          3,460
        5.450%, 01/15/13 (K)                             2,320          2,347
   General Motors Acceptance
        8.000%, 11/01/31                                 6,900          6,976
        7.250%, 03/02/11                                 3,220          3,361
        7.150%, 06/15/15 (E)                             2,300          1,078
        6.875%, 09/15/11                                 6,860          6,989
        6.125%, 09/15/06                                   465            486
        6.125%, 02/01/07                                   270            282
        5.625%, 05/15/09                                 4,035          4,013
   Goldman Sachs Group
        7.350%, 10/01/09 (K)                               220            246
        6.600%, 01/15/12                                 3,045          3,273
        6.125%, 02/15/33                                 1,505          1,418
        4.750%, 07/15/13                                 1,115          1,043
        4.540%, 06/25/34 (F)                             8,775          8,672
   Harwood (F) (L)
        1.160%, 06/21/04                                 5,739          5,739
   HBOS Treasury Services (F) (L)
        1.065%, 07/19/04                                 2,984          2,985
   Health Care Property Investors
        6.450%, 06/25/12                                   800            856
   Healthcare Realty Trust
        5.125%, 04/01/14                                 1,695          1,571
   Household Finance
        8.000%, 07/15/10                                 2,330          2,699
        7.625%, 05/17/32                                   325            377
        7.000%, 05/15/12                                 3,125          3,446
        6.750%, 05/15/11                                   425            465
        6.375%, 10/15/11                                 1,390          1,488
        6.375%, 11/27/12                                   365            386
        5.875%, 02/01/09                                 2,065          2,181
        5.750%, 01/30/07                                 1,950          2,059
        4.750%, 07/15/13                                   825            775
        4.125%, 12/15/08                                 3,605          3,553
   HSBC Bank USA
        4.625%, 04/01/14                                 2,400          2,224
   JP Morgan Capital Trust II
        7.950%, 02/01/27                                   180            193


--------------------------------------------------------------------------------
58            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   JP Morgan Chase
        6.750%, 02/01/11                              $  1,700    $     1,853
        6.625%, 03/15/12                                 3,855          4,190
        5.750%, 01/02/13 (K)                               255            258
        5.250%, 05/30/07                                   375            391
        4.000%, 02/01/08                                 3,840          3,836
        3.625%, 05/01/08                                 1,315          1,296
        3.500%, 03/15/09                                 3,690          3,531
   JP Morgan Chase MTN, Ser C (F)
        6.340%, 06/02/14                                 6,060          6,063
   Korea Development Bank
        4.250%, 11/13/07                                   560            559
   Lakeside Funding (F) (L)
        1.160%, 06/08/04                                29,843         29,843
   Lehman Brothers
        7.000%, 02/01/08                                 2,765          3,033
   Lehman Brothers Holdings MTN, Ser F
        7.500%, 09/01/06                                 1,075          1,180
   Liberty Light US Capital (F) (L)
        1.100%, 02/09/05                                11,478         11,476
        1.075%, 01/14/05                                11,478         11,478
   Loews (K)
        7.000%, 10/15/23                                 1,950          1,930
   Merrill Lynch
        7.430%, 09/01/22                                    39             40
   Merrill Lynch MTN, Ser B
        3.375%, 09/14/07                                 1,650          1,631
   Merrill Lynch MTN, Ser C
        4.125%, 01/15/09                                   685            675
   Met Life Global Funding (C)
        4.750%, 06/20/07                                   800            842
   Morgan Stanley
        6.750%, 04/15/11                                 1,085          1,185
        5.800%, 04/01/07                                   750            796
        5.300%, 03/01/13                                 5,805          5,685
        4.750%, 04/01/14                                 1,300          1,195
        3.875%, 01/15/09                                   835            812
        1.100%, 07/06/04 (F) (L)                        11,478         11,478
        1.100%, 07/23/04 (F) (L)                        11,478         11,478
        1.100%, 06/03/05 (F) (L)                         4,591          4,591
   NationsBank Capital Trust (F)
        1.690%, 01/15/27                                 5,080          4,878
   Nationwide Mutual Insurance (C)
        6.600%, 04/15/34                                 1,163          1,089
   Odyssey Re Holdings
        7.650%, 11/01/13                                 3,620          3,875
   Orchid Structured Finance (F) (L)
        1.360%, 11/18/04                                15,296         15,296
   PNC Funding
        5.250%, 11/15/15                                   745            713
   Paragon Mortgages (F) (L)
        1.120%, 09/15/04                                 9,949          9,949


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Pittney Bowes Credit
        5.750%, 08/15/08                              $  4,965    $     5,280
   Progress Capital Holdings MTN
        6.750%, 12/10/07                                 3,000          3,195
   Protective Life MTN
        3.700%, 11/24/08                                 1,500          1,471
   RBS Capital Trust I
        4.709%, 12/29/49                                   435            400
   Rabobank Capital (C)
        5.260%, 12/29/49                                   500            482
   Royal Bank of Scotland Group
        5.000%, 11/12/13                                   390            380
   Royal Bank of Scotland Group PLC,
     Ser 2
        8.817%, 03/31/49                                 3,875          4,074
   Saturn Ventures (F) (L)
        1.170%, 08/09/04                                11,478         11,478
   Sigma Finance (F) (L)
        1.080%, 11/01/04                                 6,887          6,887
   SLM MTN
        5.625%, 08/01/33                                   515            463
   SLM MTN, Ser A
        5.375%, 05/15/14                                 3,320          3,261
        5.000%, 10/01/13                                 1,795          1,724
   SunTrust Bank (F)
        1.581%, 06/02/09                                 1,285          1,285
   Tango (F) (L)
        1.380%, 08/13/04                                11,478         11,478
   Toyota Motor Credit
        2.875%, 08/01/08                                 1,970          1,890
   UBS Preferred Funding Trust (F)
        8.622%, 10/29/49                                   410            488
   UFJ Finance
        6.750%, 07/15/13                                   325            333
   US Bancorp MTN, Ser N
        3.950%, 08/23/07                                   250            251
        3.125%, 03/15/08                                 1,520          1,476
   US Bank
        2.870%, 02/01/07                                 2,375          2,337
        2.400%, 03/12/07                                 1,425          1,384
   Wachovia
        3.625%, 02/17/09                                 3,595          3,482
   Wells Fargo
        7.800%, 06/15/10 (F)                               450            475
        6.125%, 04/18/12                                   610            650
        5.000%, 11/15/14                                 2,935          2,824
   Western & Southern Financial (C)
        5.750%, 07/15/33                                   500            454
   Zions Bancorporation
        6.000%, 09/15/15                                   825            828
                                                                  -----------
                                                                      603,868
                                                                  -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            59

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 0.4%
   Bristol-Myers Squibb
        6.875%, 08/01/97                              $    425    $       445
        5.750%, 10/01/11                                 3,085          3,215
   GlaxoSmithKline
        4.375%, 04/15/14                                   875            817
   HCA (K)
        5.750%, 03/15/14                                 4,820          4,475
   Medco Health Solutions
        7.250%, 08/15/13                                   875            928
   Tenet Healthcare (K)
        7.375%, 02/01/13                                   221            197
   Wyeth
        6.500%, 02/01/34                                   980            926
        5.500%, 02/01/14                                   745            711
                                                                  -----------
                                                                       11,714
                                                                  -----------
INDUSTRIALS -- 3.2%
   Air 2 US (C)
        8.027%, 10/01/19                                 4,577          4,041
   America West Airlines, Ser 99-1
        7.930%, 01/02/19                                 5,934          6,447
   American Airlines, Ser 01-2 (K)
        7.858%, 10/01/11                                 2,000          1,986
   American Airlines, Ser 99-1
        7.024%, 10/15/09                                 2,320          2,278
   Burlington North Santa Fe
        7.290%, 06/01/36                                 1,010          1,162
   CSX
        6.750%, 03/15/11                                   885            960
   Canadian National Railways
        7.375%, 10/15/31                                 1,175          1,347
   Caterpillar (F) (L)
        1.240%, 07/09/04                                11,478         11,478
   Citicorp Lease
        7.220%, 06/15/05                                 4,225          4,457
   Continental Airlines, Ser 00-1
        8.048%, 11/01/20                                   950            932
   Continental Airlines, Ser 00-2
        7.707%, 04/02/21                                 2,099          2,060
        7.487%, 10/02/10                                 1,270          1,254
   Continental Airlines, Ser 971A
        7.461%, 04/01/15                                   480            453
   Continental Airlines, Ser 974A (K)
        6.900%, 01/02/18                                 5,663          5,419
   Continental Airlines, Ser 99-1 (K)
        7.256%, 03/15/20                                   983            970
   Delta Airlines, Ser 2002-1, Cl G-1
        6.718%, 01/02/23                                 4,455          4,610
   Delta Airlines, Ser 2002-1, Cl G-2
        6.417%, 07/02/12                                 3,740          3,874


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Delta Airlines, Ser 2001-1, Cl A-2
        7.111%, 09/18/11                              $    480    $       451
   Delta Airlines, Ser 2000-1, Cl A2
        7.570%, 11/18/10                                 1,720          1,620
   Eastman Kodak
        7.250%, 11/15/13                                   435            442
   Encana Holdings
        5.800%, 05/01/14                                 2,420          2,450
   General Electric
        5.000%, 02/01/13                                   785            771
   Lockheed Martin
        8.500%, 12/01/29                                 2,510          3,131
   Northrop Grumman
        9.375%, 10/15/24                                 2,695          2,870
        7.750%, 02/15/31                                   590            681
   Northwest Airlines, Ser 2001-1,
     Cl A-1 (K)
        7.041%, 10/01/23                                 1,889          1,806
   Ohana Military
        6.193%, 04/01/49                                   750            723
   Pulte Homes
        5.250%, 01/15/14                                   710            665
   Raytheon
        6.000%, 12/15/10                                    70             75
        5.500%, 11/15/12                                    40             40
        5.375%, 04/01/13                                   405            401
        4.850%, 01/15/11                                 1,705          1,681
        4.500%, 11/15/07                                   435            442
   Tyco International
        7.000%, 06/15/28                                 1,775          1,842
        6.875%, 01/15/29 (K)                             5,420          5,546
        6.375%, 10/15/11 (K)                             7,035          7,395
        6.000%, 11/15/13                                 1,945          1,970
   US Airways, Ser CLB (H) (I)
        7.500%, 04/15/08                                 3,348            167
   Union Pacific
        6.250%, 05/01/34                                 1,165          1,134
   United Technology
        6.500%, 06/01/09                                 1,670          1,827
   Waste Management
        7.375%, 05/15/29                                   895            959
        7.125%, 12/15/17                                 4,840          5,197
        7.100%, 08/01/26                                 1,375          1,450
                                                                  -----------
                                                                       99,464
                                                                  -----------
MATERIALS -- 0.2%
   E.I. Du Pont de Nemours
        4.125%, 04/30/10                                 1,290          1,262
   International Paper
        5.500%, 01/15/14                                   535            522
   MeadWestavaco
        6.850%, 04/01/12                                 1,070          1,145


--------------------------------------------------------------------------------
60            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Weyerhaeuser
        7.375%, 03/15/32                              $    645    $       697
        6.750%, 03/15/12                                 1,190          1,286
                                                                  -----------
                                                                        4,912
                                                                  -----------
REGIONAL AGENCIES -- 1.1%
   Aid -- Israel
        5.500%, 09/18/23                                 5,950          5,826
   New Brunswick
        3.500%, 10/23/07                                 1,290          1,290
   Quebec Province
        4.875%, 05/05/14                                   970            940
   Russian Federation (G)
        5.000%, 03/31/30                                 6,735          6,156
   United Mexican States
        8.375%, 01/14/11                                 3,090          3,513
        8.125%, 12/30/19                                   405            435
   United Mexican States MTN
        6.375%, 01/16/13                                 1,890          1,890
   United Mexican States MTN, Ser A
        8.000%, 09/24/22 (K)                             2,290          2,382
        7.500%, 04/08/33                                11,099         10,766
                                                                  -----------
                                                                       33,198
                                                                  -----------
TELECOMMUNICATION SERVICES -- 1.2%
   AT&T Wireless Services
        8.750%, 03/01/31                                   390            475
        8.125%, 05/01/12                                 1,255          1,450
        7.350%, 03/01/06                                 2,000          2,146
   America Movil (C)
        5.500%, 03/01/14                                 1,075            994
   British Telecommunications PLC
        8.375%, 12/15/10                                 1,310          1,534
   Deutsche Telekom International
        8.750%, 06/15/30                                   860          1,048
        5.250%, 07/22/13                                 2,135          2,081
   France Telecom
        8.750%, 03/01/11                                   790            916
        8.200%, 03/01/06                                   980          1,057
   Intermedia Communications (M)
        8.875%, 11/01/07                                 2,000             --
   MCI Worldcomm (M)
        7.375%, 01/15/11                                   700             --
   New England Telephone & Telegraph
        7.875%, 11/15/29                                 1,175          1,335
   New Jersey Bell Telephone
        7.850%, 11/15/29                                   740            841
   Sprint Capital
        8.375%, 03/15/12                                 1,900          2,190
        7.625%, 01/30/11                                 2,145          2,382
        6.875%, 11/15/28                                 3,017          2,922
        6.000%, 01/15/07                                 1,235          1,298


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Sprint Capital (G)
        4.780%, 08/17/06                              $  3,125    $     3,194
   Telecom Italia Capital (C)
        5.250%, 11/15/13                                 2,170          2,099
   Telefonica Europe
        7.750%, 09/15/10                                   475            544
   Verizon Global Funding
        7.750%, 12/01/30                                   540            608
        6.875%, 06/15/12                                 2,665          2,916
   Verizon Maryland, Ser A
        6.125%, 03/01/12                                    70             73
   Verizon New Jersey, Ser A
        5.875%, 01/17/12                                 2,205          2,265
   Verizon New York, Cl A
        6.875%, 04/01/12                                   655            704
   Verizon Pennsylvania, Ser A
        5.650%, 11/15/11                                    45             46
   Vodafone Group
        5.000%, 12/16/13                                 1,620          1,562
                                                                  -----------
                                                                       36,680
                                                                  -----------
UTILITIES -- 2.0%
   American Electric Power, Ser C
        5.375%, 03/15/10                                   420            429
   Arizona Public Services
        8.000%, 12/30/15                                   890            996
   Cleveland Electric (C)
        5.650%, 12/15/13                                   330            321
   Conectiv MTN, Ser A
        6.730%, 06/01/06                                 1,420          1,460
   Dominion Resources
        5.700%, 09/17/12                                 2,190          2,222
        4.125%, 02/15/08                                   250            250
   Dominion Resources, Ser D
        5.125%, 12/15/09                                 1,525          1,551
   Duke Energy
        5.625%, 11/30/12                                 1,405          1,402
   El Paso Electric, Ser E
        9.400%, 05/01/11                                 2,315          2,651
   Exelon
        6.750%, 05/01/11                                   310            337
   FPL Energy (C)
        6.639%, 06/20/23                                 5,790          5,854
   FirstEnergy, Ser A
        5.500%, 11/15/06                                 2,050          2,129
   FirstEnergy, Ser B
        6.450%, 11/15/11                                   830            863
   FirstEnergy, Ser C
        7.375%, 11/15/31                                 4,740          4,945
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22                                   125            160
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11                                 1,475          1,602


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            61

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2004

--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Ohio Edison
        5.450%, 05/01/15                              $    200    $       190
   Oncor Electric Delivery
        6.375%, 01/15/15                                   460            484
   Pacific Gas & Electric
        6.050%, 03/01/34                                 3,675          3,445
        1.810%, 04/03/06 (F)                             7,580          7,582
   Pinnacle West Capital (F)
        1.979%, 11/01/05                                 2,800          2,802
   Power Contract (C)
        5.200%, 02/01/06                                 4,959          5,016
   Progress Energy
        7.750%, 03/01/31                                 1,030          1,154
   Public Service
        7.875%, 10/01/12                                   610            718
   Sonat
        7.625%, 07/15/11                                 2,880          2,491
   Southern California Edison
        8.000%, 02/15/07                                 1,640          1,822
        5.750%, 04/01/35                                   675            622
   SP Powerassets (C)
        5.000%, 10/22/13                                 1,350          1,308
   TXU Energy
        7.000%, 03/15/13                                   460            501
   Virginia Electric & Power, Ser A
        5.750%, 03/31/06                                 1,325          1,389
   Williams
        8.750%, 03/15/32                                 2,840          2,812
        7.750%, 06/15/31                                   740            664
        6.250%, 02/01/06                                 1,810          1,889
   Williams, Ser A (K)
        7.500%, 01/15/31                                   310            273
                                                                  -----------
                                                                       62,334
                                                                  -----------
Total Corporate Obligations
   (Cost $986,561) ($ Thousands)                                      992,270
                                                                  -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 29.9%
   FHLMC
        9.750%, 10/01/14                                    39             41
        9.000%, 12/01/05                                     2              2
        8.500%, 09/01/08 to 04/01/09                       289            306
        7.500%, 11/01/17 to 06/01/32                     3,287          3,525
        7.000%, 11/01/15 to 06/01/32                     3,678          3,864
        6.500%, 10/01/16 to 05/01/18                     8,957          9,441
        6.000%, 03/01/11 to 12/01/33                     6,697          6,873
        5.500%, 09/01/13 to 04/01/34                    10,950         11,063
        5.000%, 01/01/11 to 04/01/34                   115,652        112,400
        4.500%, 01/15/18 to 03/01/19                     4,661          4,550
        4.000%, 04/01/11 to 01/01/34                    16,697         15,831
        3.500%, 03/01/09 to 05/01/09                     9,360          9,226
        3.091%, 02/01/37                                 8,945          9,018


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC TBA
        8.000%, 06/01/31                              $  1,600    $     1,725
        6.500%, 06/14/34                                   100            104
        6.000%, 06/17/19 to 05/13/34                    16,500         16,935
        5.500%, 06/01/14 to 06/17/19                    26,600         27,124
        5.000%, 06/14/19 to 06/14/34                    28,200         27,072
        4.500%, 06/17/19 to 06/01/33                    24,200         23,625
        4.000%, 06/01/11                                   967            945
   FNMA
        8.000%, 04/01/08 to 07/01/31                     2,887          3,103
        7.500%, 06/01/27 to 04/01/31                        60             64
        7.000%, 03/01/09 to 07/01/32                    14,805         15,599
        6.500%, 12/01/12 to 01/01/34                    16,313         17,019
        6.000%, 03/01/11 to 05/01/34                    20,690         21,225
        5.500%, 05/01/13 to 05/01/34                    27,519         27,655
        5.000%, 06/01/18 to 03/01/34                    41,890         40,429
        4.500%, 06/01/18 to 05/01/19                    12,438         12,174
        4.000%, 08/01/18 to 10/01/18                     4,171          3,985
   FNMA TBA
        7.500%, 06/01/31                                 1,400          1,494
        7.000%, 06/17/19 to 06/01/33                    24,800         26,073
        6.500%, 06/14/34 to 06/25/34                    11,602         12,011
        6.000%, 06/17/19 to 05/13/34                    43,733         45,356
        5.500%, 06/01/18 to 06/14/34                    46,594         46,358
        5.000%, 06/17/19 to 06/25/34                    62,797         62,276
        4.500%, 06/17/19                                33,000         32,216
   GNMA
        9.500%, 12/15/20                                    47             54
        8.500%, 11/15/20                                     4              4
        7.000%, 12/15/28 to 02/15/33                    12,663         13,397
        6.500%, 06/15/11 to 02/15/32                     5,623          5,869
        6.000%, 03/15/14 to 01/15/34                    19,959         20,406
        5.500%, 04/15/14 to 02/15/34                     5,318          5,364
   GNMA TBA
        7.000%, 06/01/33                                10,600         11,209
        6.500%, 06/19/33                                50,950         52,908
        6.000%, 06/01/33 to 05/01/34                    76,340         77,700
        5.500%, 06/19/33                                45,000         44,677
        5.000%, 06/01/33                                36,900         35,539
                                                                  -----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $918,040) ($ Thousands)                                      917,834
                                                                  -----------

U.S. TREASURY OBLIGATIONS -- 18.5%
   U.S. Treasury Bills (A) (K)
        0.920%, 06/24/04                                10,800         10,794
   U.S. Treasury Bonds
       11.250%, 02/15/15                                 1,490          2,295
       10.375%, 11/15/12 (K)                            12,230         15,031
        8.875%, 08/15/17 (K)                             3,800          5,187
        8.500%, 02/15/20 (K)                             7,325          9,871
        8.125%, 08/15/19 (K)                            10,155         13,241
        7.125%, 02/15/23                                 7,448          8,978


--------------------------------------------------------------------------------
62            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   U.S. Treasury Bonds (continued)
        6.750%, 08/15/26 (K)                          $ 23,167    $    27,083
        6.250%, 08/15/23 (K)                             8,458          9,308
        6.125%, 11/15/27 (K)                            36,654         39,943
        6.000%, 02/15/26 (K)                             7,520          8,055
        5.375%, 02/15/31 (K)                            55,164         55,369
        5.000%, 08/15/11 (K)                             5,355          5,577
        4.875%, 02/15/12 (K)                            59,439         61,197
        3.875%, 01/15/09 (D) (K)                         1,417          1,589
        3.875%, 04/15/29 (D)                            13,512         17,268
        3.625%, 04/15/28 (D) (K)                        23,284         28,468
   U.S. Treasury Notes
        6.500%, 10/15/06                                   330            358
        4.750%, 05/15/14                                11,716         11,804
        4.250%, 08/15/13 to 11/15/13 (K)                62,825         60,983
        4.000%, 11/15/12 to 02/15/14 (K)                22,523         21,552
        3.250%, 08/15/07 to 01/15/09 (K)                28,202         27,788
        3.125%, 10/15/08 to 04/15/09 (K)                 6,033          5,876
        3.125%, 09/15/08                                   110            108
        3.000%, 07/15/12 (D)                            16,848         18,319
        2.625%, 03/15/09 (K)                             5,155          4,898
        2.500%, 05/31/06                                18,335         18,319
        2.250%, 02/15/07 (K)                            60,400         59,319
        2.250%, 04/30/06                                 7,693          7,657
        1.875%, 07/15/13 (D) (K)                         4,672          4,648
   U.S. Treasury STRIPS (A) (K)
        5.780%, 02/15/23                                   290            100
        5.740%, 11/15/21                                23,570          8,837
        5.090%, 08/15/28                                 1,943            496
                                                                  -----------
Total U.S. Treasury Obligations
   (Cost $571,070) ($ Thousands)                                      570,316
                                                                  -----------

ASSET-BACKED SECURITIES -- 17.9%
AUTOMOTIVE -- 2.5%
   AESOP Funding, Ser 1998-1, Cl A
        6.140%, 05/20/06                                 2,500          2,582
   AESOP Funding, Ser 2003-4A, Cl A1 (F)
        1.330%, 08/20/07                                12,000         12,004
   Americredit Automobile Receivables
     Trust, Ser 2000-B, Cl A4 (F)
        1.300%, 04/05/07                                 4,288          4,289
   Americredit Automobile Receivables
     Trust, Ser 2000-C, Cl A4 (F)
        1.310%, 07/12/07                                 2,532          2,534
   Americredit Automobile Receivables
     Trust, Ser 2002-1, Cl A3
        4.230%, 10/06/06                                 3,522          3,554
   Americredit Automobile Receivables
     Trust, Ser 2002-A, Cl A3 (F)
        1.300%, 10/12/06                                 4,214          4,215


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Americredit Automobile Receivables
     Trust, Ser 2003-BX, Cl A2A
        1.550%, 11/06/06                              $  2,025    $     2,026
   Capital Auto Receivables Asset Trust,
     Ser 2002-1, Cl A3 (F)
        1.180%, 07/15/05                                   929            929
   Capital Auto Receivables Asset Trust,
     Ser 2004-1, Cl A3
        2.000%, 11/15/07                                 3,616          3,566
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A3
        2.080%, 05/15/08                                 2,215          2,188
   Chesapeake Funding, Ser 2003-1,
     Cl A1 (F)
        1.350%, 08/07/08                                11,000         11,021
   DaimlerChrysler Master Owner Trust,
     Ser 2002-A, Cl A (F)
        1.160%, 05/15/07                                 3,180          3,182
   Drivetime Auto Owner Trust,
     Ser 2002-C, Cl A2
        2.200%, 12/17/07                                   582            583
   Drivetime Auto Owner Trust,
     Ser 2003-B, Cl A2
        1.347%, 04/17/06                                 2,574          2,569
   Ford Credit Auto Owner Trust,
     Ser 2001-D, Cl A3
        4.310%, 06/15/05                                   553            555
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A4B (F)
        1.220%, 11/15/06                                13,000         13,016
   Nissan Auto Receivables Owner Trust,
     Ser 2002-B, Cl A3
        3.990%, 12/15/05                                 4,729          4,756
   Whole Auto Loan Trust, Ser 2002-1,
     Cl A2
        1.880%, 06/15/05                                 1,503          1,504
                                                                  -----------
                                                                       75,073
                                                                  -----------
CREDIT CARDS -- 2.9%
   American Express Credit Account Master,
     Ser 2004-3, Cl A
        4.350%, 12/15/11                                 1,339          1,353
   Citibank Credit Card Issuance Trust,
     Ser 2000-A1, Cl A3
        6.875%, 11/16/09                                 2,250          2,479
   Citibank Credit Card Issuance Trust,
     Ser 2001-A5, Cl A5 (F)
        1.160%, 06/10/06                                 8,000          8,000
   Citibank Credit Card Issuance Trust,
     Ser 2002-A5, Cl A5 (F)
        1.150%, 09/17/07                                11,140         11,142
   Citibank Credit Card Issuance Trust,
     Ser 2003-A10, Cl A10
        4.750%, 12/10/15                                 1,865          1,803


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            63

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Citibank Credit Card Issuance Trust,
     Ser 2003-A6, Cl A6
        2.900%, 05/17/10                              $  7,130    $     6,859
   Citibank Credit Card Issuance Trust,
     Ser 2004-A1, Cl A1
        2.550%, 01/20/09                                12,625         12,392
   Citibank OMNI Master Trust,
     Ser 2002-4, Cl A (F)
        1.230%, 08/18/09                                 8,639          8,651
   Citibank OMNI Master Trust,
     Ser 2002-5, Cl A (F)
        1.480%, 11/17/09                                 4,375          4,379
   MBNA Credit Card Master Note Trust,
     Ser 2003-A6, Cl A6
        2.750%, 10/15/10                                 5,750          5,505
   MBNA Credit Card Master Note Trust,
     Ser 2004-A4, Cl A4
        2.700%, 09/15/09                                 7,075          6,936
   Metris Master Trust,
     Ser 2000-1, Cl A (F)
        1.400%, 08/20/08                                 5,414          5,388
   Metris Master Trust,
     Ser 2000-3, Cl A (F)
        1.360%, 09/21/09                                 2,455          2,423
   Metris Master Trust,
     Ser 2001-3, Cl A (F)
        1.330%, 07/21/08                                 2,700          2,701
   Metris Master Trust,
     Ser 2001-4A, Cl A (F)
        1.450%, 08/20/08                                 4,025          4,018
   National City Credit Card Master Trust,
     Ser 2000-1, Cl A (F)
        1.250%, 08/15/07                                 4,740          4,748
                                                                  -----------
                                                                       88,777
                                                                  -----------
MORTGAGE RELATED SECURITIES -- 12.4%
   ABN Amro Mortgage, Ser 2002-5,
     Cl 2A2
        6.500%, 07/25/17                                   333            334
   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (F)
        1.370%, 11/15/31                                 1,921          1,923
   Advanta Mortgage Loan Trust,
     Ser 1998-3, Cl A2 (F)
        1.400%, 09/25/28                                   447            448
   AFC Home Equity Loan Trust,
     Ser 2000-1, Cl 2A (F)
        1.340%, 03/25/30                                 9,257          9,255
   Allstate Life Global Fund Trust,
     Ser 2004-1
        4.500%, 05/29/09                                 1,625          1,628


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Amortizing Residential Collateral
     Trust CMO, Ser 2002-BC1, Cl A (F)
        1.440%, 01/25/32                              $  3,416    $     3,420
   Asset Securitization, Ser 1996-D2,
     Cl A1
        6.920%, 02/14/29                                 6,601          6,901
   Bank of America Mortgage Securities,
     Ser 2003-1, Cl 2A4
        5.000%, 02/25/18                                 8,428          8,530
   BankBoston Home Equity Loan Trust,
     Ser 1998-2, Cl A5
        6.140%, 02/25/19                                   338            343
   Bear Stearns Asset Backed Securities,
     Ser 2001-A, Cl AI4
        6.820%, 02/15/31                                 5,022          5,158
   Chase Commercial Mortgage Securities,
     Ser 2000-1, Cl A2
        7.757%, 04/15/32                                 2,390          2,696
   Chase Funding Loan Acquisition Trust,
     Ser 2003-C1, Cl 2A1 (F)
        1.250%, 05/25/24                                 3,232          3,233
   Chase Funding Mortgage Loan,
     Ser 2002-1, Cl 2A2 (F)
        1.350%, 03/25/32                                 6,149          6,163
   Chase Funding Net Interest Margin,
     Ser 2003-C1A, Cl NOTE
        6.750%, 03/27/36                                   460            461
   CIGNA, Ser 1996-1, Cl A2
        6.460%, 11/15/08                                 8,015          8,015
   Commercial Mortgage, Ser 2000-C1,
     Cl A2
        7.416%, 08/15/33                                 3,990          4,494
   Conseco Finance Home Loan Trust,
     Ser 2000-E, Cl M1
        8.130%, 08/15/31                                 5,600          5,648
   Conseco Finance Securitization,
     Ser 2000-4, Cl A4
        7.730%, 04/01/31                                 4,250          4,426
   Conseco Finance Securitization,
     Ser 2000-4, Cl A5
        7.970%, 05/01/32                                 2,800          2,303
   Conseco Finance Securitizations,
     Ser 2000-4, Cl A6
        8.310%, 05/01/32                                   950            804
   Conseco Finance, Ser 2001-A,
     Cl IIB1
       10.300%, 03/15/32                                 2,800          3,079
   Contimortgage Home Equity Loan
     Trust, Ser 1997-3, Cl A9
        7.120%, 08/15/28                                   848            848


--------------------------------------------------------------------------------
64            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Contimortgage Home Equity Loan
     Trust, Ser 1997-5, Cl A6
        6.870%, 03/15/24                              $  1,012    $     1,012
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28                                   506            506
   Countrywide Alternative Loan Trust,
     Ser 2004-2CB, Cl 4A1
        5.000%, 03/25/19                                 3,929          3,897
   Countrywide Alternative Loan Trust,
     Ser 2004-J1, Cl 1A1
        6.000%, 02/25/34                                 3,823          3,896
   Countrywide Asset-Backed Certificates,
     Ser 2001-BC3, Cl A (F)
        1.340%, 12/25/31                                   469            470
   Countrywide Home Equity Loan Trust,
     Ser 1999-A, Cl CTFS (F)
        1.420%, 04/15/25                                 2,961          2,962
   Countrywide Home Equity Loan Trust,
     Ser 2001-A, Cl A (F)
        1.340%, 04/15/27                                 4,873          4,878
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2
        7.000%, 06/02/33                                 4,200          4,464
   CSFB, Ser 1997-C2, Cl AX, IO (F)
        1.160%, 01/17/35                                27,405            837
   CSFB, Ser 2001-FL2A, Cl A (F)
        1.350%, 09/15/13                                 2,308          2,308
   CSFB Ser 2001-MH29, Cl A
        5.600%, 09/25/31                                 2,004          1,977
   Delta Funding Home Equity Loan,
     Ser 1999-3 A1A (F)
        1.510%, 09/15/29                                 1,753          1,758
   Deutsche Mortgage & Asset
     Receiving, Ser 1998-C1, CL A2
        6.538%, 06/15/31                                 9,640         10,345
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32                                 3,175          3,441
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32                                 3,600          4,043
   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (F)
        1.570%, 05/25/39                                 4,338          4,362
   EQCC Trust, Ser 2002-1, Cl 2A (F)
        1.400%, 11/25/31                                 2,310          2,316
   Equity One, Ser 2002-2, Cl AF3
        5.773%, 10/25/32                                 7,700          7,983
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3
        7.775%, 07/25/28                                   819            819


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   First Union-Lehman Brothers,
     1997-C2, Cl IO (F)
        1.321%, 11/18/29                              $  1,523    $        73
   Fleet Home Equity Trust, Ser 2001-1,
     Cl A (F)
        1.310%, 05/20/31                                   531            530
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27                                 2,054          2,077
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
        6.945%, 09/15/33                                 4,100          4,526
   GMAC Commercial Mortgage
     Securities, Ser 2003-FL1A, Cl A (F)
        1.460%, 03/11/15                                 3,711          3,711
   GSAMP, Ser 2003-SEA, Cl A1 (F)
        1.500%, 02/25/33                                 8,477          8,513
   Goldman Sachs Mortgage Securities,
     Ser 1998-1, Cl A
        8.000%, 09/19/27                                   562            606
   Goldman Sachs Mortgage Securities,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                                   221            236
   Goldman Sachs Mortgage Securities,
     Ser 1999-3, Cl A
        8.000%, 08/19/29                                   778            889
   Green Tree Financial, Ser 1996-5,
     Cl A6
        7.750%, 07/15/27                                 1,802          1,915
   Green Tree Financial, Ser 1998-6,
     Cl A6
        6.270%, 06/01/30                                 1,300          1,334
   Household Home Equity Loan Trust,
     Ser 2002-1, Cl M (F)
        1.920%, 12/22/31                                   790            791
   IMPAC CMB Trust, CMO, Ser 2002-2,
     Cl A1 (F)
        1.380%, 08/25/32                                 4,450          4,454
   IMPAC CMB Trust, Ser 2002-5
     Cl A1 (F)
        1.470%, 07/25/32                                 6,872          6,889
   IMPAC CMB Trust, Ser 2003-12,
     Cl A1 (F)
        1.480%, 12/25/33                                10,776         10,806
   Indymac Home Equity Loan Trust,
     Ser 2003-A, Cl AV1 (F)
        1.260%, 09/25/19                                 3,776          3,777
   JP Morgan Chase Commercial
     Mortgage, Ser 2000-1-CIBC, Cl A3
        6.260%, 03/15/33                                 5,735          6,153
   JP Morgan Commercial Mortgage,
     Ser 1997-C5, Cl X, IO (F)
        1.520%, 09/15/29                                 6,039            281


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            65

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers, Ser 1998-C4,
     Cl A1B
        6.210%, 10/15/35                              $  4,800    $     5,156
   Lehman Brothers, Ser 2000-C4,
     Cl A2
        7.370%, 08/15/26                                 6,965          7,890
   Master Alternative Loans Trust,
     Ser 2004-4, Cl 1A1
        5.500%, 05/25/34                                 3,729          3,668
   Mellon Residential Funding,
     Ser 2001-HEIL, Cl A4
        6.615%, 02/25/21                                 4,828          4,992
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28                                 4,517          4,797
   Merrill Lynch Mortgage Investors,
     Ser 1998-C1, Cl A1
        6.310%, 11/15/26                                   757            782
   Merrill Lynch Mortgage Investors,
     Ser 2002-NC1, Cl A1 (F)
        1.420%, 05/25/33                                   637            638
   Mesa Trust Asset Backed Certificates,
     Ser 2002-3, Cl A, IO (H)
        5.000%, 04/18/05                                 4,234            148
   Metropolitan Asset Funding,
     Ser 1997-B, Cl A1D
        7.130%, 03/20/12                                 1,437          1,436
   Metropolitan Asset Funding,
     Ser 1998-A, Cl A4 (C)
        6.981%, 01/20/26                                   386            391
   Mid-State Trust, Ser 11, Cl A1
        4.864%, 07/15/38                                 4,911          4,583
   MLCC Mortgage Investors,
     Ser 2004-B, Cl A3
        2.875%, 06/25/29                                 6,100          6,301
   Money Store SBA Loan Trust,
     Ser 1999-1, Cl A (F)
        1.800%, 07/15/25                                   471            467
   Morgan Stanley, Ser 2003-NC8,
     Cl A2 (F)
        1.460%, 09/25/33                                 9,740          9,777
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39                                 3,000          3,194
   Nomura Asset Securities,
     Ser 1998-D6, Cl A1B
        6.590%, 03/15/30                                 3,160          3,446
   Novastar Home, Ser 1998-2,
     Cl A2 (F)
        1.530%, 08/25/28                                   764            764
   Oakwood Mortgage Investors,
     Ser 2002-C, Cl IO (H)
        6.000%, 08/15/10                                10,337          2,093


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Oncor Electric Delivery Transition Bond,
     Ser 2003-1, Cl A2
        4.030%, 02/15/12                              $  3,130    $     3,118
   Option One Mortgage Loan Trust,
     Ser 2001-4, Cl A (F)
        1.400%, 01/25/32                                 3,342          3,346
   Origen Manufactured Housing,
     Ser 2002-A, Cl A1 (A) (F)
        1.340%, 05/15/32                                   153            153
   Residential Accredit Loan,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27                                   149            149
   Residential Asset Mortgage Products,
     Ser 2003-RZ4, Cl A1
        1.250%, 06/25/24                                 4,411          4,413
   Residential Asset Mortgage Products,
     Ser 2004-SL1, Cl A8
        6.500%, 11/25/31                                 8,317          8,577
   Residential Asset Mortgage,
     Ser 2002-RS5, Cl AI5
        5.410%, 09/25/32                                10,000         10,342
   Residential Asset Mortgage,
     Ser 2002-RS6, Cl AI5
        5.650%, 11/25/32                                 6,000          6,036
   Residential Asset Securities,
     Ser 2002-KS7, Cl A2 (F)
        1.470%, 11/25/32                                10,811         10,840
   Residential Funding Mortgage
     Securities, Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25                                 8,600          9,086
   Ryland Mortgage Securities, CMO,
     Ser 1994-7A, Cl A2
        7.000%, 08/25/25                                   130            130
   Salomon Brothers Mortgage Securities,
     Ser 2000-C3, Cl A2
        6.592%, 12/18/33                                 4,190          4,570
   SASC, Ser 2003-AL2, Cl A
        3.357%, 01/25/31                                 4,314          3,986
   Saxon Asset Securities, Ser 1998-4,
     Cl AF6
        6.400%, 01/25/30                                 3,045          3,056
   Start, Ser 2003-1
        1.620%, 01/21/10                                 6,131          6,131
   Start, Ser 2003-2 (C) (F)
        1.549%, 01/21/09                                 7,463          7,463
   Structured Asset Investment Loan
     Trust, Ser 2003-BC7, Cl 1A1 (F)
        1.230%, 07/25/33                                 6,590          6,589
   Structured Asset Securities,
     Ser 2002-26, Cl 1A4
        5.300%, 01/25/33                                 4,915          4,923


--------------------------------------------------------------------------------
66            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage,
     Ser 2002-MS12, Cl A
        6.500%, 05/25/32                              $    466    $       473
   Washington Mutual Mortgage,
     Ser 2003-MS1, Cl 1A
        5.000%, 02/25/18                                 3,094          3,070
   Washington Mutual Mortgage,
     Ser 2003-MS2, Cl 3A1
        5.000%, 03/25/18                                 9,541          9,483
   Washington Mutual, Ser 2002-AR18,
     Cl A (F)
        4.174%, 01/25/33                                 6,837          6,813
   Wells Fargo, Ser 2002-D, Cl 1A2
        5.710%, 08/25/32                                   717            727
   Wells Fargo, Ser 2003-3, Cl 1A21
        5.250%, 04/25/33                                 5,646          5,692
   WFS Financial Owner Trust,
     Ser 2000-C, Cl A4
        7.170%, 02/20/08                                 2,225          2,255
                                                                  -----------
                                                                      381,889
                                                                  -----------
OTHER ASSET-BACKED SECURITIES-- 0.1%
   Embarcadero Aircraft, Ser 2000-A,
     Cl A1 (F)
        1.580%, 08/15/25                                 4,800          2,208
   Tobacco Settlemennt, Ser 2001-A,
     Cl A
        6.360%, 05/15/25                                 1,548          1,510
                                                                  -----------
                                                                        3,718
                                                                  -----------
Total Asset-Backed Securities
   (Cost $553,840) ($ Thousands)                                      549,457
                                                                  -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.7%
   FHLB
        5.250%, 06/18/14                                 1,430          1,429
        4.500%, 09/16/13 (K)                               180            171
        3.625%, 11/14/08                                   100             98
        0.970%, 06/09/04 (A)                            14,425         14,422
        0.960%, 06/02/04 (A)                             7,000          7,000
        0.880%, 06/01/04 (A)                           139,700        139,700
   FHLMC
        6.625%, 09/15/09                                17,583         19,451
        6.000%, 06/15/11                                 6,000          6,415
        4.625%, 05/28/13 (K)                             2,450          2,348
        4.500%, 12/16/10 (K)                            11,535         11,213
        4.125%, 02/24/11 (K)                             3,505          3,345
        3.875%, 11/10/08 (K)                             9,550          9,480
        3.875%, 01/12/09                                 1,425          1,398
        3.500%, 04/01/08 (K)                             3,300          3,239
        3.375%, 04/15/09                                   580            558


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC (continued)
        2.875%, 12/15/06                              $ 13,677    $    13,584
        2.000%, 11/18/05                                 8,609          8,608
        0.960%, 06/02/04 (A)                            21,180         21,177
        0.950%, 07/09/04 (A)                            19,350         19,331
   FHLMC CMO, Ser 1, Cl Z
        9.300%, 04/15/19                                    80             81
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21                                 1,743          1,752
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21                                 1,080          1,086
   FHLMC CMO, Ser 2332, Cl ZH
        7.000%, 07/15/31                                 7,917          8,305
   FHLMC CMO, Ser 2544, Cl IW, IO
        5.500%, 03/15/26                                 4,400            674
   FHLMC, Ser 1611, Cl Z
        6.500%, 11/15/23                                 8,204          8,286
   FHLMC, Ser 1683, Cl D
        6.500%, 05/15/21                                    83             83
   FHLMC, Ser 1983, Cl Z
        6.500%, 12/15/23                                 2,631          2,663
   FHLMC, Ser 2043, Cl CJ
        6.500%, 04/15/28                                 7,706          8,193
   FHLMC, Ser 2389, Cl CD
        6.000%, 03/15/16                                 7,500          7,842
   FHLMC, Ser 2480, Cl QJ
        6.000%, 02/15/30                                 2,970          3,013
   FHLMC, Ser 2545, Cl HT
        4.500%, 04/15/18                                   796            800
   FHLMC, Ser 2579, Cl PI, IO
        5.500%, 03/15/27                                 5,992            530
   FHLMC, Ser 2621, Cl LJ, IO
        5.500%, 12/15/26                                 3,471            441
   FHLMC, Ser 2625, Cl IO
        5.000%, 12/15/31                                 3,530            589
   FHLMC, Ser 2631, Cl IJ, IO
        5.000%, 10/15/26                                 2,150            488
   FHLMC, Ser 2690, Cl VP
        5.000%, 01/15/24                                 1,297          1,208
   FHLMC, Ser 2733, Cl ME
        5.000%, 01/15/34                                 6,302          5,586
   FNMA
        7.250%, 01/15/10 (K)                            10,230         11,614
        6.625%, 10/15/07                                 9,040          9,898
        6.125%, 03/15/12 (K)                             5,900          6,348
        6.000%, 05/15/08 (K)                            21,410         23,057
        6.000%, 05/15/11                                 2,345          2,511
        1.750%, 06/16/06                                   960            938
        1.460%, 11/17/04 (A)                             3,470          3,448
        1.025%, 09/08/04 (A) (B)                         7,230          7,207
        0.950%, 07/02/04 to 07/06/04 (A)                38,700         38,664


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            67

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2003-16, Cl KA
        6.000%, 04/25/30                              $  1,002    $     1,013
   FNMA CMO, Ser 1990-58, Cl J
        7.000%, 05/25/20                                    27             28
   FNMA CMO, Ser 1990-93, Cl G
        5.500%, 08/25/20                                     7              7
   FNMA CMO, Ser 1991-156, Cl A
        7.500%, 10/25/21                                    17             17
   FNMA CMO, Ser 1996-45, Cl K
        7.000%, 09/25/21                                    12             12
   FNMA CMO, Ser 1999-11, Cl Z
        5.500%, 03/25/29                                 5,736          5,485
   FNMA CMO, Ser 2002-65, Cl TP
        7.000%, 03/25/31                                 2,269          2,332
   FNMA CMO, Ser BB (A)
        0.950%, 07/08/04                                19,350         19,331
   FNMA, Ser 2001-60, Cl JZ
        6.000%, 03/25/31                                 1,858          1,893
   FNMA, Ser 2002-22, Cl PE
        6.500%, 11/25/30                                 3,992          4,106
   FNMA, Ser 2002-55, Cl H
        6.000%, 08/25/29                                 1,216          1,229
   FNMA, Ser 2002-82, Cl XJ
        4.500%, 09/25/12                                 2,088          2,125
   FNMA, Ser 2002-85, Cl PA
        5.500%, 01/25/22                                 1,554          1,577
   FNMA, Ser 2002-94, Cl BJ, IO
        5.500%, 04/25/16                                 1,774            158
   FNMA, Ser 2003-13, Cl GA
        4.500%, 06/25/32                                 4,458          4,520
   FNMA, Ser 2003-17, Cl PQ
        4.500%, 03/25/16                                 1,227          1,245
   FNMA, Ser 2003-24, Cl PA
        4.500%, 11/25/09                                 9,108          9,242
   FNMA, Ser 2003-32, Cl KA
        5.000%, 07/25/13                                 1,600          1,637
   FNMA, Ser 2003-41, Cl YN
        4.000%, 05/25/17                                 2,298          2,329
   FNMA, Ser 2003-79, Cl KA
        3.750%, 05/25/11                                 2,484          2,503
   FNMA, Ser 2003-87, Cl TJ
        4.500%, 09/25/18                                 2,475          2,300
   FNMA, Ser 2004-29, Cl AB
        4.500%, 10/25/18                                 8,259          8,168
   FNMA, Ser 2004-29, Cl L
        4.000%, 09/25/17                                 5,304          5,195
   FNMA, Ser 2004-30, Cl EG
        4.500%, 01/25/18                                 4,421          4,402
   FNMA, Ser 2004-40, Cl BA
        4.500%, 09/25/18                                 2,895          2,863


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   GNMA CMO, Ser 2001-18, Cl WH (F)
       27.533%, 04/20/31                              $    997    $     1,189
   GNMA CMO, Ser 2002-51, Cl SG (F)
       27.733%, 04/20/31                                   876          1,086
   GNMA, Ser 2003-58, Cl LG, IO
        5.500%, 05/17/29                                 3,000            852
   GNMA, Ser 2003-82, Cl IO
        5.500%, 03/20/29                                10,130          1,629
   Resolution Funding, Ser A
        8.625%, 01/15/30                                   250            354
   SLMA
        2.862%, 04/01/09                                 4,050          3,963
   SLMA, Ser 2003-3, Cl A2 (F)
        1.130%, 06/15/10                                 3,804          3,804
   Small Business Administration,
     Ser 2003-P10A, Cl 1 (F)
        4.524%, 02/10/13                                 4,695          4,514
   TVA
        7.125%, 05/01/30                                 3,440          3,971
                                                                  -----------
Total U.S. Government Agency Obligations
   (Cost $544,614) ($ Thousands)                                      543,351
                                                                  -----------

COMMERCIAL PAPER (A) -- 6.4%
FINANCIALS -- 6.4%
   Atlantis One Funding (L)
        1.317%, 11/02/04                                11,478         11,414
   Altria Group
        1.870%, 10/22/04                                 2,700          2,700
   Amstel Funding (L)
        1.143%, 08/30/04                                11,478         11,445
   ASAP Funding (L)
        1.060%, 06/15/04                                22,956         22,947
   Beethoven Funding (L)
        1.103%, 08/26/04                                 5,256          5,242
   Bradford & Bingley (L)
        1.184%, 09/10/04                                11,478         11,440
   CIT Group (L)
        1.217%, 11/22/04                                 8,264          8,216
        1.186%, 10/25/04                                 6,244          6,214
   Credit Suisse First Boston
        1.040%, 06/08/04                                 9,815          9,813
   DaimlerChrysler
        1.510%, 10/25/04                                14,615         14,526
   Ford Motor Credit
        2.050%, 08/17/04                                 2,860          2,853
   GECC Capital Markets Group
        1.030%, 06/10/04                                14,540         14,536
   Harwood (L)
        1.111%, 06/25/04                                 4,945          4,942


--------------------------------------------------------------------------------
68            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   JACKET (L)
        1.133%, 08/16/04                              $  5,515    $     5,502
   Park Granada (L)
        1.062%, 07/30/04                                21,808         21,771
        1.061%, 07/15/04                                11,478         11,463
   Rhineland Funding (L)
        1.132%, 07/21/04                                 9,052          9,037
        1.091%, 06/23/04                                 7,870          7,865
   Tannehill Capital (L)
        1.306%, 10/06/04                                14,539         14,472
                                                                  -----------
Total Commercial Paper
   (Cost $196,405) ($ Thousands)                                      196,398
                                                                  -----------

CASH EQUIVALENTS -- 2.3%
   AIM Investco Treasurer's Money
      Reserve Fund (L)                               5,739,043          5,739
   Bear Stearns Master Notes (L)                    22,956,173         22,956
   Evergreen Select Money Market Fund                  395,661            396
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+                   44,336,339         44,336
                                                                  -----------
Total Cash Equivalents
   (Cost $73,427) ($ Thousands)                                        73,427
                                                                  -----------

MUNICIPAL BONDS -- 0.1%
   California State, Department of Water,
     Ser E, RB
        3.975%, 05/01/05                                 1,125          1,139
   Los Angeles County, California Taxable
     Pension Obligation, Ser D, RB, MBIA (E)
        7.725%, 06/30/10                                   650            477
                                                                  -----------
Total Municipal Bonds
   (Cost $1,528) ($ Thousands)                                          1,616
                                                                  -----------

COMMON STOCK -- 0.0%
   MCI*                                                 86,072          1,278
                                                                  -----------
Total Common Stock
   (Cost $2,762) ($ Thousands)                                          1,278
                                                                  -----------

REPURCHASE AGREEMENTS -- 12.1%
   Barclays (L)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $32,142,355
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $32,781,532)                                32,139         32,139


--------------------------------------------------------------------------------
                                         Contracts/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Deutsche Bank (L)
     1.030%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $20,199,611
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $20,601,415)                              $ 20,197    $    20,197
   Lehman Brothers (L)
      1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $25,025,120
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $25,523,086)                                25,022         25,022
   Merrill Lynch
     1.010%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $296,633,285
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $302,533,019)                              296,600        296,600
                                                                  -----------
Total Repurchase Agreements
   (Cost $373,958) ($ Thousands)                                      373,958
                                                                  -----------
Total Investments -- 137.1%
   (Cost $4,222,205) ($ Thousands)                                $ 4,219,905
                                                                  ===========

WRITTEN OPTIONS -- (0.1)%
   September 2004 Ten Year Treasury Note
     Call, Expires 08/27/04,
     Strike Price $114                                    (188)   $       (41)
   September 2004 Ten Year Treasury Note
     Call, Expires 08/27/04,
     Strike Price $116                                    (141)           (13)
   September 2004 Ten Year Treasury Note
     Call, Expires 08/27/04,
     Strike Price $110                                    (135)          (139)
   September 2004 Ten Year Treasury Note
     Put, Expires 08/27/04,
     Strike Price $107                                    (185)          (214)
   September 2004 Treasury Bond Future
     Put CBT, Expires 08/27/04,
     Strike Price $108                                     (33)          (131)
   September 2004 Treasury Bond Future
     Call, Expires 08/27/04,
     Strike Price $107                                    (316)          (499)
   September 2004 Treasury Bond Future
     Call, Expires 08/27/04,
     Strike Price $114                                    (187)           (35)
   September 2004 Ten Year Treasury Note
     Call, Expires 08/27/04,
     Strike Price $111                                    (179)          (129)


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            69

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS


Core Fixed Income Fund (Concluded)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                          Contracts  ($ Thousands)
--------------------------------------------------------------------------------
   September 2004 Ten Year Treasury Note
     Put, Expires 08/27/04,
     Strike Price $109                                    (141)   $      (289)
   September 2004 Ten Year Treasury Note
     Put, Expires 08/27/04,
     Strike Price $111                                    (186)          (622)
   September 2004 Ten Year Treasury Note
     Call, Expires 08/27/04,
     Strike Price $117                                    (186)            (9)
   September 2004 Treasury Bond
     Future Put CBT, Expires 08/27/04,
     Strike Price $107                                    (230)          (769)
   December 2004 Ten Year Treasury Note
     Put, Expires 11/26/04,
     Strike Price $103                                    (180)          (183)
   September 2004 Treasury Bond Future
     Call, Expires 08/27/04,
     Strike Price $110                                    (532)          (366)
                                                                  -----------
Total Written Options
   (Premium Received $(3,263)) ($ Thousands)                      $    (3,439)
                                                                  ===========


--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $3,074,873,313.

* Non-income producing security.

+ Investments in Affiliated Registered Investment Company (see Note 3).

(A) The rate reflected is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Treasury Inflation Index Notes

(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2004.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on May 31, 2004. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of May 31, 2004 was $6,230,972 and represented 0.20% of Net Assets.

(I) Security in default on interest payments.

(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2004 was $233,471 and represented 0.01% of Net Assets.

(K) This security or a partial position of this security is on loan at May 31, 2004 (see Note 9). The total value of securities on loan at May 31, 2004 was $563,033,249.

(L) This security was purchased with cash collateral held from securities lending (See Note 9). The total value of such securities as of May 31, 2004 was $587,418,515.

(M) This security was issued for possible settlement of pending litigation.

CBT -- Chicago Board of Trade

Cl -- Class

CMO -- Collateralized Mortgage Obligation

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only Security

LLC -- Limited Liability Company

MBIA -- Municipal Bond Insurance Association

MTN -- Medium Term Note

PLC -- Public Limited Company

RB -- Revenue Bond

Ser -- Series

SLMA -- Student Loan Marketing Association

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

TVA -- Tennessee Valley Authority

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
70            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Long Duration Bond Fund
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 80.1%
CONSUMER DISCRETIONARY -- 4.9%
   Ford Motor
        8.900%, 01/15/32                                  $ 27         $   29
   General Motors
        8.375%, 07/15/33                                    31             32
   Harcourt General
        7.200%, 08/01/27                                    18             19
   Lowe's
        6.500%, 03/15/29                                    36             38
   Rockwell Automation
        5.200%, 01/15/98                                    36             29
   Target MTN, Ser I
        4.875%, 05/15/18                                    71             66
   Viacom
        7.875%, 09/01/23                                    84             97
                                                                       ------
                                                                          310
                                                                       ------
CONSUMER STAPLES -- 7.3%
   Anheuser Busch
        5.000%, 03/01/19                                    95             88
   Archer-Daniels-Midland
        5.935%, 10/01/32                                    65             63
   Coca-Cola Enterprises
        6.750%, 09/15/23                                   144            155
   Nabisco
        7.550%, 06/15/15                                    45             52
   Procter & Gamble
        5.500%, 02/01/34                                    40             37
   Wal-Mart Stores
        7.550%, 02/15/30                                    58             69
                                                                       ------
                                                                          464
                                                                       ------
ENERGY -- 4.4%
   British Transco Finance
        6.625%, 06/01/18                                    68             73
   Conoco
        6.950%, 04/15/29                                   100            109
   Suncor Energy
        7.150%, 02/01/32                                    18             20
   Trans-Canada Pipelines
        5.600%, 03/31/34                                    82             75
                                                                       ------
                                                                          277
                                                                       ------
FINANCIALS -- 42.5%
   Abbey National (B)
        8.963%, 12/29/49                                    78             97
   Aetna
        7.625%, 08/15/26                                    30             33
        7.250%, 08/15/23                                    12             13
   Allstate
        5.350%, 06/01/33                                    69             61


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   American General Capital
        8.500%, 07/01/30                                  $ 53         $   67
   Assured Guaranty
        7.000%, 06/01/34                                    63             64
   Bank of America
        8.070%, 12/31/26                                    89             97
   BankBoston Capital Trust I, Ser B
        8.250%, 12/15/26                                   145            159
   Bear Stearns
        5.700%, 11/15/14                                    27             27
   Citigroup
        5.875%, 02/22/33                                   291            272
   Credit Suisse First Boston
        7.125%, 07/15/32                                    57             62
        5.125%, 01/15/14                                    27             26
   First Union National Bank
        6.500%, 12/01/28                                    61             63
   GE Global Insurance
        6.450%, 03/01/19                                   210            212
   Goldman Sachs Group
        6.345%, 02/15/34                                   222            209
   HSBC Capital Trust (A)
       10.176%, 06/30/30 (B)                                62             86
        8.380%, 05/15/27                                     9             10
   Household Finance
        7.625%, 05/17/32                                    82             95
   JP Morgan Chase
        5.250%, 05/01/15                                   238            228
   Lehman Brothers Holdings
        4.800%, 03/13/14                                    58             54
   Lincoln National
        4.750%, 02/15/14                                    29             27
   March & Mclennan
        5.875%, 08/01/33                                    42             40
   Merrill Lynch
        6.500%, 07/15/18                                    76             82
   Met Life Insurance
        7.800%, 11/01/25                                    18             21
   Morgan Stanley
        7.250%, 04/01/32                                    58             64
   NBD Bank
        8.250%, 11/01/24                                    72             86
   National Rural Utilities MTN, Ser C
        8.000%, 03/01/32                                    50             62
   Nationwide Mutual Insurance (A)
        6.600%, 04/15/34                                    35             33
   Prudential Financial MTN, Ser B
        5.750%, 07/15/33                                    44             40
   Royal Bank of Scotland (B)
        7.648%, 08/31/49                                   137            153
   SLM MTN
        5.625%, 08/01/33                                    45             40


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            71

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


Long Duration Bond Fund (Concluded)
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Swiss Bank
        7.750%, 09/01/26                                  $ 22         $   26
   US Bank
        4.800%, 04/15/15                                    37             35
   Wells Fargo
        5.000%, 11/15/14                                    43             41
                                                                       ------
                                                                        2,685
                                                                       ------
HEALTH CARE -- 1.1%
   Becton Dickinson
        7.000%, 08/01/27                                    18             20
   Johnson & Johnson
        6.950%, 09/01/29                                    22             25
   Schering-Plough
        6.500%, 12/01/33                                    22             22
                                                                       ------
                                                                           67
                                                                       ------
INDUSTRIALS -- 4.9%
   American West Airlines, Ser 2001-1
        7.100%, 04/02/21                                    41             44
   Boeing
        8.750%, 09/15/31                                    49             62
   Caterpillar
        7.300%, 05/01/31                                    44             51
   Deere
        6.550%, 10/01/28                                    38             40
   Delta Airlines, Ser 02-1, Cl G-1
        6.718%, 01/02/23                                    43             45
   Northwest Airlines, Ser 2000-1
        8.072%, 10/01/19                                    39             42
   United Technologies
        6.700%, 08/01/28                                    25             27
                                                                       ------
                                                                          311
                                                                       ------
MATERIALS -- 0.8%
   Dow Chemical
        7.375%, 11/01/29                                    44             48
                                                                       ------
TELEPHONES & TELECOMMUNICATIONS -- 9.6%
   Ameritech Capital Funding
        6.450%, 01/15/18                                   118            122
   Bellsouth Telecommunication
        7.875%, 02/15/30                                   160            186
   Telefonica Europe
        8.250%, 09/15/30                                    23             28
   Verizon Global Funding
        7.750%, 06/15/32                                   162            182
   Vodafone Group
        4.625%, 07/15/18                                   105             92
                                                                       ------
                                                                          610
                                                                       ------


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 2.4%
   International Business Machines
           7.125%, 12/01/96                               $136         $  149
                                                                       ------
UTILITIES -- 2.2%
   Alabama Power
        5.700%, 02/15/33                                    98             91
   Florida Power & Light
        5.650%, 02/01/35                                    18             17
   Public Service Electric & Gas, Ser SS
        7.000%, 09/01/24                                    18             18
   South Carolina Electric & Gas
        5.800%, 01/15/33                                    13             13
                                                                       ------
                                                                          139
                                                                       ------
Total Corporate Obligations
   (Cost $5,175) ($ Thousands)                                          5,060
                                                                       ------

U.S. TREASURY OBLIGATIONS -- 13.3%
   U.S. Treasury Bonds
        8.000%, 11/15/21                                   263            343
        5.250%, 02/15/29                                    26             25
   U.S. Treasury Notes
        4.250%, 08/15/13                                   487            474
                                                                       ------
Total U.S. Treasury Obligations
   (Cost $859) ($ Thousands)                                              842
                                                                       ------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
   FHLMC, Ser 2748, Cl ZT
        5.500%, 05/15/24                                    73             65
                                                                       ------
Total U.S. Government Agency Obligations
   (Cost $62) ($ Thousands)                                                65
                                                                       ------

CASH EQUIVALENT -- 4.0%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+                     253,908             254
                                                                       ------
Total Cash Equivalent
   (Cost $254) ($ Thousands)                                              254
                                                                       ------
Total Investments -- 98.5%
   (Cost $6,350) ($ Thousands)                                          6,221
                                                                       ------

OTHER ASSETS AND LIABILITIES -- 1.5%
Other Assets and Liabilities, Net                                          96
                                                                       ------
Total Other Assets and Liabilities                                         96
                                                                       ------


--------------------------------------------------------------------------------
72            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                           $6,465
Accumulated net realized loss on investments                              (19)
Net unrealized depreciation on investments                               (129)
                                                                       ------
Net Assets -- 100.0%                                                   $6,317
                                                                       ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($6,317,365 / 646,630 shares)                                        $9.77
                                                                        =====
+ Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2004.

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            73

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS


Extended Duration Bond Fund
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 81.8%
CONSUMER DISCRETIONARY -- 5.0%
   Ford Motor
        8.900%, 01/15/32                                $  116       $    125
   General Motors
        8.375%, 07/15/33                                   132            137
   Harcourt General
        7.200%, 08/01/27                                    82             88
   Lowe's
        6.500%, 03/15/29                                   164            171
   Rockwell Automation
        5.200%, 01/15/98                                   164            130
   Target MTN, Ser I
        4.875%, 05/15/18                                   319            297
   Viacom
        7.875%, 09/01/23                                   376            435
                                                                     --------
                                                                        1,383
                                                                     --------
CONSUMER STAPLES -- 7.5%
   Anheuser Busch
        5.000%, 03/01/19                                   425            394
   Archer Daniels Midland
        5.935%, 10/01/32                                   295            286
   Coca-Cola Enterprises
        6.750%, 09/15/23                                   646            696
   Nabisco
        7.550%, 06/15/15                                   205            234
   Procter & Gamble
        5.500%, 02/01/34                                   180            168
   Wal-Mart Stores
        7.550%, 02/15/30                                   262            313
                                                                     --------
                                                                        2,091
                                                                     --------
ENERGY -- 4.5%
   British Transco Finance
        6.625%, 06/01/18                                   312            336
   Conoco
        6.950%, 04/15/29                                   450            492
   Suncor Energy
        7.150%, 02/01/32                                    82             92
   Trans-Canada Pipelines
        5.600%, 03/31/34                                   368            336
                                                                     --------
                                                                        1,256
                                                                     --------
FINANCIALS -- 43.3%
   Abbey National (B)
        8.963%, 12/29/49                                   352            438
   Aetna
        7.625%, 08/15/26                                   135            150
        7.250%, 08/15/23                                    52             57
   Allstate
        5.350%, 06/01/33                                   311            273


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   American General Capital
        8.500%, 07/01/30                                $  237       $    299
   Assured Guaranty
        7.000%, 06/01/34                                   268            271
   Bank of America (A)
        8.070%, 12/31/26                                   386            422
   BankBoston Capital Trust I, Ser B
        8.250%, 12/15/26                                   655            717
   Bear Stearns
        5.700%, 11/15/14                                   123            123
   Citigroup
        5.875%, 02/22/33                                 1,297          1,214
   Credit Suisse First Boston
        7.125%, 07/15/32                                   249            273
        5.125%, 01/15/14                                   123            118
   First Union National Bank
        6.500%, 12/01/28                                   273            280
   GE Global Insurance
        6.450%, 03/01/19                                   940            948
   Goldman Sachs Group
        6.345%, 02/15/34                                   998            938
   HSBC Capital Trust (A)
        8.380%, 05/15/27                                    41             45
   HSBC Capital Trust (A) (B)
       10.176%, 06/30/30                                   283            394
   Household Finance
        7.625%, 05/17/32                                   367            425
   JP Morgan Chase
        5.250%, 05/01/15                                 1,068          1,022
   Lehman Brothers Holdings
        4.800%, 03/13/14                                   262            244
   Lincoln National
        4.750%, 02/15/14                                   131            123
   March & Mclennan
        5.875%, 08/01/33                                   188            177
   Merrill Lynch
        6.500%, 07/15/18                                   338            363
   Met Life Insurance
        7.800%, 11/01/25                                    82             95
   Morgan Stanley
        7.250%, 04/01/32                                   262            290
   NBD Bank
        8.250%, 11/01/24                                   328            392
   National Rural Utilities MTN, Ser C
        8.000%, 03/01/32                                   230            283
   Nationwide Mutual Insurance (A)
        6.600%, 04/15/34                                   155            145
   Prudential Financial MTN, Ser B
        5.750%, 07/15/33                                   196            180
   Royal Bank of Scotland (B)
        7.648%, 08/31/49                                   613            686
   SLM MTN
        5.625%, 08/01/33                                   202            182


--------------------------------------------------------------------------------
74            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Swiss Bank
        7.750%, 09/01/26                                $   98       $    116
   US Bank
        4.800%, 04/15/15                                   163            153
   Wells Fargo
        5.000%, 11/15/14                                   197            190
                                                                     --------
                                                                       12,026
                                                                     --------
HEALTH CARE -- 1.1%
   Becton Dickinson
        7.000%, 08/01/27                                    82             91
   Johnson & Johnson
        6.950%, 09/01/29                                    98            112
   Schering-Plough
        6.500%, 12/01/33                                    98             97
                                                                     --------
                                                                          300
                                                                     --------
INDUSTRIALS -- 5.0%
   American West Airlines, Ser 2001-1
        7.100%, 04/02/21                                   186            198
   Boeing
        8.750%, 09/15/31                                   221            281
   Caterpillar
        7.300%, 05/01/31                                   196            227
   Deere
        6.550%, 10/01/28                                   172            182
   Delta Airlines, Ser 02-1, Cl G-1
        6.718%, 01/02/23                                   196            203
   Northwest Airlines, Ser 2000-1
        8.072%, 04/01/21                                   175            188
   United Technologies
        6.700%, 08/01/28                                   115            123
                                                                     --------
                                                                        1,402
                                                                     --------
INFORMATION TECHNOLOGY -- 2.4%
   International Business Machines
        7.125%, 12/01/96                                   614            675
                                                                     --------
MATERIALS -- 0.8%
   Dow Chemical
        7.375%, 11/01/29                                   196            212
                                                                     --------
TELEPHONES & TELECOMMUNICATIONS -- 9.9%
   Ameritech Capital Funding
        6.450%, 01/15/18                                   532            549
   Bellsouth Telecommunication
        7.875%, 02/15/30                                   725            842
   Telefonica Europe
        8.250%, 09/15/30                                   107            130
   Verizon Global Funding
        7.750%, 06/15/32                                   728            820


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Vodafone Group
        4.625%, 07/15/18                                $  475       $    415
                                                                     --------
                                                                        2,756
                                                                     --------
UTILITIES -- 2.3%
   Alabama Power
        5.700%, 02/15/33                                   452            420
   Florida Power & Light
        5.650%, 02/01/35                                    82             77
   Public Service Electric & Gas, Ser SS
        7.000%, 09/01/24                                    82             84
   South Carolina Electric & Gas
        5.800%, 01/15/33                                    62             59
                                                                     --------
                                                                          640
                                                                     --------
Total Corporate Obligations
   (Cost $23,261) ($ Thousands)                                        22,741
                                                                     --------

U.S. TREASURY OBLIGATIONS -- 33.6%
   U.S. Treasury Bills (C) (D)
        0.880%, 06/17/04                                   600            600
   U.S. Treasury Bonds
        8.000%, 11/15/21                                 1,212          1,581
        5.250%, 02/15/29                                   182            177
   U.S. Treasury Bonds Forward Commitments
        6.125%, 11/15/27                                 2,990          3,242
        5.375%, 02/15/31                                 1,595          1,598
   U.S. Treasury Notes
        4.250%, 08/15/13                                 2,195          2,134
                                                                     --------
Total U.S. Treasury Obligations
   (Cost $9,469) ($ Thousands)                                          9,332
                                                                     --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
   FHLMC, Ser 2748, Cl ZT
        5.500%, 05/15/24                                   309            277
                                                                     --------
Total U.S. Government Agency Obligations
   (Cost $263) ($ Thousands)                                              277
                                                                     --------

CASH EQUIVALENT -- 1.6%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+                      434,129            434
                                                                     --------
Total Cash Equivalent
   (Cost $434) ($ Thousands)                                              434
                                                                     --------
Total Investments -- 118.0%
   (Cost $33,427) ($ Thousands)                                      $ 32,784
                                                                     ========


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            75

--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS


Extended Duration Bond Fund (Concluded)
May 31, 2004
--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $27,786,749.

+ Investment in Affiliated Registered Investment Company (see Note 3).

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2004.

(C) The rate reflected is the effective yield at time of purchase.

(D) Security, or portion of this security, has been pledged as collateral on open swap contracts.

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
76            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


International Equity Fund
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.0%
AUSTRALIA -- 3.6%
   Amcor                                               117,600     $      548
   AMP                                                 280,368          1,114
   Australia & New Zealand
     Banking Group                                     138,535          1,792
   BHP Billiton                                      1,241,700         10,677
   BlueScope Steel (B)                                 220,000            973
   Brambles Industries                                  82,400            347
   Foster's Group                                      152,531            496
   Insurance Australia Group (B)                       135,200            440
   Macquarie Bank                                      120,685          2,874
   National Australia Bank (B)                         424,947          9,128
   Newcrest Mining                                     480,070          4,334
   News*                                               715,700          6,563
   Promina Group                                       177,900            481
   QBE Insurance Group (B)                             479,717          4,279
   Rinker Group*                                        61,733            331
   Telstra                                             752,299          2,518
   Wesfarmers                                           40,200            809
   Westpac Banking                                      70,700            868
   WMC Resources                                        98,500            325
   Woolworths                                          107,700            907
                                                                   ----------
                                                                       49,804
                                                                   ----------
AUSTRIA -- 0.4%
   Erste Bank der Oesterreichischen
     Sparkassen*                                         5,400            834
   OMV (B)*                                             10,300          1,806
   Telekom Austria*                                    188,167          2,629
                                                                   ----------
                                                                        5,269
                                                                   ----------
BELGIUM -- 0.5%
   AGFA-Gevaert                                         59,200          1,439
   Belgacom                                              8,400            254
   Delhaize Group (B)                                   15,700            747
   Fortis (B)*                                          93,845          1,992
   KBC Bancassurance Holding                            31,800          1,823
                                                                   ----------
                                                                        6,255
                                                                   ----------
BRAZIL -- 0.1%
   Cia Vale do Rio Doce ADR*                            11,800            598
                                                                   ----------
CANADA -- 1.8%
   Abitibi-Consolidated                                121,600            855
   Alcan                                                24,900            988
   Bank of Nova Scotia                                 121,800          3,017
   Bombardier, Cl B                                    457,600          1,533
   Great-West Lifeco                                    21,100            741
   Inco*                                                 8,300            265
   Magna International, Cl A                            10,400            833
   Manulife Financial                                   47,700          1,856


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Petro-Canada                                         18,400     $      796
   QLT*                                                142,800          3,299
   Research In Motion*                                  43,600          5,232
   Royal Bank of Canada                                 59,764          2,580
   Suncor Energy                                        18,800            442
   TELUS                                                38,500            610
   Thomson                                              76,800          2,495
                                                                   ----------
                                                                       25,542
                                                                   ----------
DENMARK -- 0.3%
   Danisco                                              25,174          1,193
   Danske Bank                                          62,800          1,428
   Novo-Nordisk                                         25,300          1,163
                                                                   ----------
                                                                        3,784
                                                                   ----------
FINLAND -- 0.7%
   Fortum*                                              67,600            795
   Kesko*                                               96,000          1,894
   Nokia*                                              435,189          5,931
   UPM-Kymmene*                                         17,800            320
                                                                   ----------
                                                                        8,940
                                                                   ----------
FRANCE -- 10.2%
   Accor                                                36,700          1,522
   Air Liquide (B)                                      13,187          2,312
   Aventis (Frankfurt Exchange) (B)*                     4,500            357
   Aventis (Paris Exchange)*                           202,105         16,030
   AXA (B)                                             340,000          6,975
   BNP Paribas (B)                                     195,333         11,927
   Bouygues (B)                                        204,560          7,054
   Carrefour                                            16,100            786
   Christian Dior                                       48,800          3,090
   Cie Generale D'Optique Essilor
     International                                      16,600          1,030
   Credit Agricole (B)                                  33,818            831
   Dassault Systemes (B)                               106,300          4,855
   France Telecom*                                     563,087         13,539
   Groupe Danone                                        64,044         11,043
   L'Oreal (B)                                          16,800          1,304
   Lagardere S.C.A. (B)                                 88,700          5,416
   Publicis Groupe (B)                                 111,000          3,269
   Renault (B)                                          44,155          3,289
   Sanofi-Synthelabo (B)*                              130,840          8,644
   Schneider Electric (B)                               19,000          1,278
   Societe Assurances Generales
     de France                                         111,900          6,782
   Societe Generale (B)*                                68,568          5,811
   Total (B)                                           106,490         19,987
   Vinci                                                36,085          3,468
   Vivendi Universal (B)*                               73,800          1,881
                                                                   ----------
                                                                      142,480
                                                                   ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            77

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


International Equity Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
GERMANY -- 5.7%
   Allianz*                                             17,500     $    1,825
   AMB Generali Holding*                                 9,900            725
   BASF (B)*                                           100,200          5,122
   Bayer                                                33,699            961
   Bayerische Hypo-und Vereinsbank*                    379,100          6,407
   Bayerische Motoren Werke (B)*                        22,000            932
   Continental (B)*                                     67,000          3,007
   DaimlerChrysler (B)*                                144,824          6,457
   Deutsche Bank*                                        6,900            541
   Deutsche Boerse (B)*                                 18,079            964
   Deutsche Telekom (B)*                               375,311          6,297
   E.ON (B)*                                            44,702          3,098
   Hannover Rueckversicherung (B)                       22,200            750
   HeidelbergCement*                                    24,300          1,071
   Infineon Technologies (B)*                          384,800          5,202
   MAN (B)*                                             48,400          1,789
   Metro (B)*                                           75,770          3,668
   Muenchener Rueckversicherungs (B)* 33,531             3,439
   SAP (B)                                              30,700          4,956
   Siemens*                                            272,086         19,151
   ThyssenKrupp*                                        49,000            816
   TUI (B)*                                             20,400            395
   Volkswagen (B)*                                      27,500          1,199
                                                                   ----------
                                                                       78,772
                                                                   ----------
HONG KONG -- 1.0%
   China Mobile                                        221,500            634
   CNOOC                                            10,735,000          4,580
   Denway Motors (B)                                 7,289,600          3,414
   Esprit Holdings                                     125,000            545
   Hang Lung Properties (B)                            895,000          1,166
   Hutchison Whampoa                                    24,600            166
   Johnson Electric Holdings                           617,500            582
   Li & Fung                                           714,000          1,058
   Sun Hung Kai Properties                              94,000            799
   Swire Pacific, Cl A                                  91,000            587
                                                                   ----------
                                                                       13,531
                                                                   ----------
INDIA -- 0.0%
   Infosys Technologies ADR (B)*                         6,000            498
                                                                   ----------
IRELAND -- 0.7%
   Anglo Irish Bank                                    208,840          3,316
   CRH                                                  46,128            980
   Depfa Holding (B)                                   118,000          1,765
   Elan ADR (B)*                                       165,600          3,890
                                                                   ----------
                                                                        9,951
                                                                   ----------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
ITALY -- 3.3%
   Banca Popolare di Milano (B)*                       412,105     $    2,425
   Enel (B)                                            790,800          6,480
   ENI-Ente Nazionale Idrocarburi (B)                  737,068         15,022
   Sanpaolo IMI (B)                                    491,300          5,621
   Telecom Italia (B)*                               1,326,114          4,065
   Telecom Italia RNC (B)*                           3,521,800          7,634
   UniCredito Italiano (B)*                          1,121,441          5,245
                                                                   ----------
                                                                       46,492
                                                                   ----------
JAPAN -- 20.9%
   Advantest                                            10,300            722
   Aeon                                                 75,000          3,142
   Asatsu-DK                                            31,300            807
   Canon                                               337,441         16,639
   Central Japan Railway                                    81            653
   CSK (B)                                              97,100          3,751
   Dai Nippon Printing (B)                             451,000          6,892
   Daiichi Pharmaceutical                               59,000            974
   Daito Trust Construction                             11,500            413
   Daiwa House Industry                                110,000          1,242
   Daiwa Securities Group                              180,000          1,257
   East Japan Railway                                      160            827
   Fanuc                                                20,800          1,214
   Fuji Photo Film (B)                                 301,000          8,796
   Fuji Television Network                                 944          2,152
   Furukawa Electric*                                  127,000            472
   Hirose Electric                                      25,000          2,730
   Hitachi                                           1,899,000         13,058
   Honda Motor (B)                                     102,100          4,397
   Hoya                                                 11,300          1,167
   Index (B)                                               460          2,264
   Ito-Yokado                                          150,000          6,094
   Itochu*                                             405,000          1,660
   Japan Airlines System*                              118,000            344
   Japan Tobacco (B)                                       350          2,818
   JFE Holdings                                         87,200          1,886
   Kansai Electric Power                               248,200          4,348
   Kao                                                 168,000          3,929
   KDDI                                                    970          5,652
   Keyence                                               3,200            740
   Kirin Brewery                                       345,000          3,284
   Komatsu                                           1,500,000          9,012
   Konica Minolta Holdings                             335,000          4,531
   Kyocera                                              74,000          6,160
   Lawson                                               56,600          2,074
   Matsushita Electric Industrial                      636,000          8,781
   Millea Holdings                                         843         10,907
   Mitsubishi                                          115,000          1,135
   Mitsubishi Estate                                   489,000          6,022
   Mitsubishi Heavy Industries                         140,000            366
   Mitsubishi Motors (B)*                              305,000            602
   Mitsubishi Tokyo Financial Group*                       775          6,661


--------------------------------------------------------------------------------
78            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Mitsui Fudosan                                       78,000     $      886
   Mitsui OSK Lines                                    879,000          4,167
   Mitsui Sumitomo Insurance                           469,000          4,175
   Murata Manufacturing                                 23,300          1,343
   NEC                                               1,026,000          7,510
   Nidec (B)                                             6,800            744
   Nikko Cordial                                       130,000            681
   Nikon (B)                                           110,000          1,181
   Nintendo                                             27,700          2,777
   Nippon Meat Packers                                 129,000          1,404
   Nippon Telegraph & Telephone                            875          4,299
   Nissan Motor (B)                                  1,225,101         12,359
   Nitto Denko                                          94,400          5,108
   Nomura Holdings                                      66,000          1,012
   OJI Paper                                            43,000            273
   Oriental Land                                        34,200          2,095
   ORIX                                                 87,800          8,905
   Promise                                              39,500          2,595
   Ricoh                                                33,000            640
   Rohm                                                 44,600          5,327
   Sammy (B)                                            29,000          1,110
   Sankyo                                              232,400          4,647
   Sekisui House                                       167,000          1,738
   Shimamura                                            10,000            796
   Shin-Etsu Chemical                                    4,400            154
   Shionogi (B)                                         94,000          1,532
   SMC                                                  14,500          1,548
   Sompo Japan Insurance                                82,000            716
   Sony (B)                                            233,200          8,566
   Sumitomo                                            127,000            980
   Sumitomo Chemical                                   247,000          1,158
   Sumitomo Forestry                                   120,000          1,238
   Sumitomo Mitsui Financial Group (B)                   1,239          8,878
   Suzuki Motor                                        132,000          2,147
   Takeda Chemical Industries                           63,100          2,620
   Tanabe Seiyaku                                       68,000            596
   Tokyo Electric Power (B)                            125,300          2,681
   Tokyo Electron                                       46,900          2,673
   Tokyo Gas (B)                                       991,000          3,488
   Toyota Motor                                        140,300          5,078
   UFJ Holdings (B)*                                       779          3,905
   UNY                                                  66,000            816
   Yahoo Japan (B)*                                         53            556
   Yamanouchi Pharmaceutical                           133,000          4,272
   Yamato Transport                                     80,000          1,136
                                                                   ----------
                                                                      291,085
                                                                   ----------
LUXEMBOURG -- 0.3%
   Arcelor*                                            224,100          3,758
   SES GLOBAL FDR                                       70,400            568
                                                                   ----------
                                                                        4,326
                                                                   ----------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
MEXICO -- 0.3%
   America Movil, Ser L ADR*                           112,935     $    3,958
   Telefonos de Mexico, Ser L ADR*                      23,200            781
                                                                   ----------
                                                                        4,739
                                                                   ----------
NETHERLANDS -- 6.7%
   ABN AMRO Holding*                                   652,154         13,897
   Aegon*                                              305,748          3,692
   Akzo Nobel (B)*                                      78,492          2,837
   ASML Holding (B)*                                    36,500            634
   CSM                                                  77,836          1,958
   DSM*                                                 51,200          2,530
   Heineken (B)                                         93,312          3,086
   Heineken Holding, Cl A                               52,843          1,551
   ING Groep*                                          471,567         10,642
   Koninklijke Philips Electronics*                     25,400            690
   Reed Elsevier                                        18,300            255
   Royal Dutch Petroleum*                              491,701         24,618
   Royal Dutch Petroleum (NY Shares)*                   14,200            711
   Royal KPN*                                        1,056,934          7,667
   Royal Numico*                                        16,400            521
   TPG*                                                209,200          4,706
   Unilever*                                           168,333         11,069
   VNU (B)                                              50,145          1,477
                                                                   ----------
                                                                       92,541
                                                                   ----------
NEW ZEALAND -- 0.1%
   Telecom (B)                                         555,925          1,942
                                                                   ----------
NORWAY -- 1.7%
   DNB (B)                                             117,200            744
   Norsk Hydro (B)                                     141,100          8,756
   Norske Skogindustrier (B)*                           40,100            668
   Statoil*                                            567,500          7,145
   Tandberg (B)*                                       361,200          3,633
   Telenor*                                            366,400          2,631
   Yara International*                                  62,900            467
                                                                   ----------
                                                                       24,044
                                                                   ----------
PORTUGAL -- 0.5%
   Portugal Telecom SGPS*                              661,800          6,780
                                                                   ----------
SINGAPORE -- 0.6%
   Flextronics International*                           87,300          1,533
   Singapore Press Holdings                             47,000            566
   Singapore Telecommunications                      3,892,920          5,013
   United Overseas Bank                                 87,000            665
                                                                   ----------
                                                                        7,777
                                                                   ----------
SOUTH AFRICA -- 0.0%
   Sasol                                                29,100            442
                                                                   ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            79

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


International Equity Fund (Continued)
May 31, 2004
--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
SOUTH KOREA -- 0.9%
   POSCO                                                23,830     $    2,946
   Samsung Electronics GDR (D)*                         43,179          9,596
   Samsung Electronics GDR (EUR) (D)*                      100             22
                                                                   ----------
                                                                       12,564
                                                                   ----------
SPAIN -- 3.5%
   ACS Actividades (B)*                                 70,995          3,467
   Altadis*                                             55,100          1,686
   Banco Bilbao Vizcaya Argentaria (B)                 615,700          8,150
   Banco Santander Central Hispano (B)                 716,600          7,604
   Inditex*                                            103,600          2,383
   Repsol (B)*                                         404,900          8,584
   Sogecable (B)*                                       82,000          3,390
   Telefonica*                                         937,602         13,602
                                                                   ----------
                                                                       48,866
                                                                   ----------
SWEDEN -- 1.4%
   Ainax (G)*                                           17,006            525
   Assa Abloy*                                         101,900          1,182
   ForeningsSparbanken*                                184,342          3,425
   Nordea                                              508,240          3,443
   SKF                                                  20,372            743
   Svenska Cellulosa, Cl B                              53,500          2,070
   Volvo, Cl B (B)                                     263,600          8,539
                                                                   ----------
                                                                       19,927
                                                                   ----------
SWITZERLAND -- 7.2%
   ABB (B)*                                            175,727            981
   Ciba Specialty Chemicals*                            24,554          1,677
   Compagnie Financiere Richemont,
     Cl A*                                             141,888          3,653
   Credit Suisse Group*                                151,342          5,194
   Holcim (B)*                                         143,911          7,492
   Nestle*                                              79,130         20,565
   Novartis*                                           436,563         19,559
   Roche Holding*                                       90,660          9,540
   Serono, Cl B (B)*                                     1,106            686
   STMicroelectronics*                                  39,500            887
   Swiss Reinsurance (B)*                               65,881          4,086
   Swisscom (B)*                                        10,050          3,125
   Syngenta*                                            10,000            794
   Synthes                                               9,400          1,105
   UBS*                                                254,964         18,273
   Xstrata                                             176,310          2,229
                                                                   ----------
                                                                       99,846
                                                                   ----------


--------------------------------------------------------------------------------
                                                                 Market Value
Description                                             Shares  ($ Thousands)
--------------------------------------------------------------------------------
TAIWAN -- 0.8%
   AU Optronics ADR (B)*                                86,310     $    1,844
   Chunghwa Telecom ADR (B)*                           122,550          1,979
   HON HAI Precision Industry GDR (B)*                  61,000            546
   Taiwan Semiconductor Manufacturing                   63,760            111
   Taiwan Semiconductor Manufacturing
     ADR*                                              655,155          6,650
                                                                   ----------
                                                                       11,130
                                                                   ----------
UNITED KINGDOM -- 21.8%
   Abbey National                                      581,800          4,787
   Allied Domecq                                       657,960          5,531
   ARM Holdings                                        163,500            352
   AstraZeneca (B)                                     123,500          5,754
   AstraZeneca (Swedish Shares)*                       154,568          7,267
   AstraZeneca ADR*                                     92,870          4,356
   Aviva                                               272,600          2,661
   BAA                                                 101,513          1,013
   BAE Systems                                         233,995            883
   Barclays                                          1,911,126         16,661
   BG Group*                                           761,500          4,635
   BHP Billiton                                      1,289,298         10,850
   BOC Group                                           212,541          3,468
   BP                                                2,664,063         23,335
   Brambles Industries                                  88,600            344
   British American Tobacco*                           699,694         10,263
   BT Group*                                         1,134,700          3,807
   Bunzl                                               306,954          2,583
   Cadbury Schweppes                                 1,700,142         14,495
   Centrica                                            319,600          1,247
   Compass Group                                        50,700            316
   Diageo                                              124,800          1,657
   GlaxoSmithKline                                     695,127         14,529
   GUS                                                 126,355          1,883
   Hays                                              1,628,953          3,688
   HBOS                                                171,000          2,239
   HSBC Holdings                                     1,031,120         15,294
   Imperial Tobacco Group                              357,068          7,948
   Intercontinental Hotels Group                       144,800          1,390
   ITV*                                              2,008,344          4,373
   Lloyds TSB Group                                    295,400          2,334
   mmO2*                                             1,884,800          3,369
   Morrison WM Supermarkets                            260,500          1,090
   National Grid Transco                             1,189,361          9,426
   Pearson                                             369,500          4,505
   Persimmon                                           147,700          1,629
   Prudential                                          359,356          2,958
   Reckitt Benckiser*                                  330,979          8,969
   Reed Elsevier                                     1,180,367         11,383
   Rentokil Initial                                  1,303,824          3,502
   Rexam                                               224,072          1,814
   Rio Tinto                                           168,000          4,047
   RMC Group                                            87,219            878


--------------------------------------------------------------------------------
80            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   Rolls-Royce Group                                   634,998     $    2,628
   Rolls-Royce Group, Cl B*                         30,568,200             56
   Royal Bank of Scotland Group                        525,819         15,878
   Shell Transport & Trading*                          246,800          1,784
   Signet Group*                                     2,744,000          5,937
   Smith & Nephew                                      472,335          4,954
   Smiths Group                                        186,720          2,388
   Standard Chartered                                  136,900          2,260
   Taylor Woodrow                                      110,000            512
   Trinity Mirror                                       65,700            747
   Unilever*                                           325,300          3,092
   Vodafone Group                                    9,484,687         22,302
   Whitbread                                           141,800          2,080
   Wimpey George                                       230,300          1,557
   Wolseley                                            247,122          3,720
                                                                   ----------
                                                                      303,408
                                                                   ----------
Total Common Stock
   (Cost $1,162,742) ($ Thousands)                                  1,321,333
                                                                   ----------

PREFERRED STOCK -- 0.5%
AUSTRALIA -- 0.1%
   News*                                                82,435            697
                                                                   ----------
BRAZIL -- 0.2%
   Cia Vale do Rio Doce ADR*                            59,470          2,581
                                                                   ----------
GERMANY -- 0.2%
   Porsche*                                              4,754          3,210
                                                                   ----------
Total Preferred Stock
   (Cost $5,465) ($ Thousands)                                          6,488
                                                                   ----------

FOREIGN CONVERTIBLE BONDS -- 0.2%
   Credit Suisse Group CV to 32.3311
     Shares (CHF)
        6.000%, 12/23/05                              $    341            351
   SMFG Finance CV to 9.6154
     Shares (JPY)
        2.250%, 07/11/05                               144,000          3,321
                                                                   ----------
Total Foreign Convertible Bonds
   (Cost $2,026) ($ Thousands)                                          3,672
                                                                   ----------

COMMERCIAL PAPER (C) (E) -- 4.9%
FINANCIALS -- 4.9%
   Ajax Bambino Funding
        1.101%, 06/17/04                                11,409         11,404
   Beethoven Funding
        1.071%, 06/28/04                                 8,901          8,894
   Blue Heron Funding
        1.140%, 05/18/05                                11,409         11,408
   Crest Funding
        1.131%, 07/01/04                                11,409         11,398


--------------------------------------------------------------------------------
                                            Shares/Face Amount   Market Value
Description                                   ($ Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   Hannover Funding
        1.061%, 06/21/04                              $ 11,409     $   11,402
   Rhineland Funding
        1.121%, 06/28/04                                14,262         14,251
                                                                   ----------
Total Commercial Paper
   (Cost $68,757) ($ Thousands)                                        68,757
                                                                   ----------

CASH EQUIVALENTS -- 3.3%
   Bear Stearns Master Notes (C)                    11,409,278         11,409
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+                   34,074,850         34,075
                                                                   ----------
Total Cash Equivalents
   (Cost $45,484) ($ Thousands)                                        45,484
                                                                   ----------

CORPORATE OBLIGATIONS (C) (F) -- 2.9%
FINANCIALS -- 2.9%
   Countrywide Home Loans
        1.219%, 01/18/05                                14,832         14,831
   Liberty Light US Capital
        1.090%, 06/16/04                                17,114         17,114
   Morgan Stanley
        1.100%, 06/03/05                                 8,557          8,557
                                                                   ----------
Total Corporate Obligations
   (Cost $40,502) ($ Thousands)                                        40,502
                                                                   ----------

TIME DEPOSITS -- 1.6%
   Brown Brothers Harriman
        4.300%, 06/01/04                            AUD    136             97
        1.100%, 06/01/04                            CAD      7              5
        1.450%, 06/01/04                            DKK    345             56
        1.220%, 06/01/04                            EUR 12,153         14,841
        3.640%, 06/01/04                            GBP  1,455          2,668
        0.820%, 06/01/04                            NOK    499             74
        4.750%, 06/01/04                            NZD     27             17
        1.130%, 06/01/04                            SEK  1,110            149
        0.490%, 06/01/04                              $  4,529          4,529
                                                                   ----------
Total Time Deposits
   (Cost $22,436) ($ Thousands)                                        22,436
                                                                   ----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
        0.980%, 08/26/04                                 2,775          2,768
                                                                   ----------
Total U.S. Treasury Obligation
   (Cost $2,769) ($ Thousands)                                          2,768
                                                                   ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            81

--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS


International Equity Fund (Concluded)
May 31, 2004
--------------------------------------------------------------------------------
                                                   Face Amount   Market Value
Description                                      ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.1%
   Barclays (C)
     1.040%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $171,158,948
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $174,562,453)                            $ 171,139     $  171,139
   Deutsche Bank (C)
     1.030%, dated 05/28/04, to be
     repurchased on 06/01/04,
     repurchase price $24,507,081
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $24,994,726)                                24,504         24,504
                                                                   ----------
Total Repurchase Agreements
   (Cost $195,643) ($ Thousands)                                      195,643
                                                                   ----------
Total Investments -- 122.7%
   (Cost $1,545,824) ($ Thousands)                                  1,707,083
                                                                   ----------

OTHER ASSETS AND LIABILITIES -- (22.7%)
Payable upon Return on Securities Loaned                             (316,311)
Investment Advisory Fees Payable                                         (460)
Trustees' Fees Payable                                                     (5)
Other Assets and Liabilities, Net                                         769
                                                                   ----------
Total Other Assets and Liabilities                                   (316,007)
                                                                   ----------


--------------------------------------------------------------------------------
                                                                        Value
Description                                                     ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $1,465,990
Undistributed net investment income                                    17,286
Accumulated net realized loss on investments
   and futures contracts                                             (252,826)
Net unrealized appreciation on investments                            161,259
Net unrealized depreciation on futures contracts                         (590)
Net unrealized depreciation on forward foreign
   currency contracts, foreign currencies
   and translation of other assets and
   liabilities denominated in foreign currencies                          (43)
                                                                   ----------
Net Assets -- 100.0%                                               $1,391,076
                                                                   ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,391,075,566 / 138,307,194 shares)                               $10.06
                                                                       ======
* Non-Income Producing Security.

+ Investment in Affiliated Registered Investment Company (see Note 3).

(1) In U.S. dollars, unless otherwise noted.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at May 31, 2004 (see Note 9). The total value of securities on loan at May 31, 2004 was $297,949,365.

(C) This security was purchased with cash collateral held from securities lending (See Note 9). The total value of such securities as of May 31, 2004 was $316,310,993.

(D) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E) The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of May 31, 2004.

(G) Securities fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of May 31, 2004 was $524,662 and 0.04% of Net Assets.

ADR -- American Depository Receipt

AUD -- Australian Dollar

CAD -- Canadian Dollar
Cl -- Class

CV -- Convertible

DKK -- Denmark Kroner

EUR -- Euro

FDR -- Fiduciary Depository Receipt

GBP -- British Pound Sterling

GDR -- Global Depository Receipt

JPY -- Japanese Yen

NOK -- Norewegian Kroner

NY -- New York

NZD -- New Zealand Dollar

SEK -- Swedish Krona

Ser -- Series

USD -- U.S. Dollar



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
82            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


                                                       % OF      MARKET VALUE
SECTOR DIVERSIFICATION (UNAUDITED)                  NET ASSETS  ($ THOUSANDS)
----------------------------------                  ----------  -------------
   COMMON STOCK
   Financials                                            21.9%     $  304,985
   Consumer Discretionary                                13.5         188,148
   Industrials                                           11.2         155,495
   Telecommunication Services                             9.5         131,018
   Consumer Staples                                       9.4         130,360
   Energy                                                 8.8         122,643
   Health Care                                            8.5         118,932
   Materials                                              5.5          77,034
   Information Technology                                 4.4          61,133
   Utilities                                              2.3          31,585
                                                       ------      ----------
   TOTAL COMMON STOCK                                    95.0       1,321,333
   REPURCHASE AGREEMENTS                                 14.1         195,643
   COMMERCIAL PAPER                                       4.9          68,757
   CASH EQUIVALENT                                        3.3          45,484
   CORPORATE OBLIGATIONS                                  2.9          40,502
   TIME DEPOSITS                                          1.6          22,436
   PREFERRED STOCK                                        0.5           6,488
   FOREIGN CONVERTIBLE BONDS                              0.2           3,672
   U.S. TREASURY OBLIGATIONS                              0.2           2,768
                                                       ------      ----------
   TOTAL INVESTMENTS                                    122.7       1,707,083
   TOTAL OTHER ASSETS AND LIABILITIES                   (22.7)       (316,007)
                                                       ------      ----------
   TOTAL NET ASSETS                                     100.0%     $1,391,076
                                                       ======      ==========
















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

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

--------------------------------------------------------------------------------



Statements of Assets and Liabilities ($ Thousands)


May 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                   CORE FIXED
                                                                                       INCOME                    EXTENDED DURATION
                                                                                         FUND                            BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $3,848,247 and $33,427, respectively)                $3,845,947                              $32,784
   Repurchase agreements (Cost $373,958 and $0, respectively)                         373,958                                   --
   Receivable for investment securities sold                                          499,367                                6,218
   Dividends and interest receivable                                                   21,091                                  561
   Receivable for capital shares sold                                                  17,946                                   --
   Variation margin receivable                                                             33                                   --

------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                     4,758,342                               39,563
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return on securities loaned                                           587,419                                   --
   Payable for investment securities purchased                                      1,061,842                               11,222
   Income distribution payable                                                            179                                   --
   Due to custodian                                                                     8,842                                   --
   Payable for capital shares redeemed                                                 21,136                                   --
   Options written, at fair value (premium received $3,263, and $0,
     respectively)                                                                      3,439                                   --
   Unrealized loss on swap contracts                                                       --                                  549
   Investment advisory fees payable                                                       381                                    3
   Trustees' fees payable                                                                  11                                   --
   Accrued expense payable                                                                220                                    2
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilites                                                                 1,683,469                               11,776
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                                $3,074,873                              $27,787
====================================================================================================================================
NET ASSETS:
   Paid-in-Capital
     (unlimited authorization-- no par value)                                      $3,070,838                              $29,181
   Undistributed net investment income                                                    554                                   23
   Accumulated net realized gain (loss) on investments, written options,
     futures contracts and swap contracts                                               6,581                                 (225)
   Net unrealized depreciation on investments and written options                      (2,476)                                (643)
   Net unrealized depreciation on futures                                                (624)                                  --
   Net unrealized depreciation on swap contracts                                           --                                 (549)
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets -- 100.0%                                                             $3,074,873                              $27,787
====================================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($3,074,873,313 / 301,900,469 shares) and
     ($27,786,749 / 2,916,035 shares), respectively                                     $10.19                                $9.53
====================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.




The accompanying notes are an integral part of the financial statements.








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SEI Institutional Investments Trust / Annual Report / May 31, 2004            85

--------------------------------------------------------------------------------



Statements of Operations ($ Thousands)


For the year ended May 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              LARGE CAP
                                                                                            DISCIPLINED                 LARGE CAP
                                                                    LARGE CAP                    EQUITY                     INDEX
                                                                         FUND                      FUND(1)                   FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                         $ 39,692                   $13,868                    $ 4,334
   Dividends from Affiliated Registered Investment Company                 12                       349                         14
   Interest                                                               738                        47                          3
   Securities Lending Income -- Net                                       263                         7                          6
   Less: Foreign Taxes Withheld                                           (43)                       --                         --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                             40,662                    14,271                      4,357
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                            10,208                     3,442                        427
   Administration Fees                                                  1,276                       430                        126
   Trustees Fees                                                           39                        10                          3
   Shareholder Service Fees*                                                1                        --                         --
   Administrative Service Fees*                                             1                        --                         --
   Custodian/Wire Agent Fees                                              350                        57                         20
   Professional Fees                                                       97                        49                         12
   Registration Fees                                                       20                        34                          6
   Printing Fees                                                           48                        20                          6
   Litigation Fees (see Note 10)                                           --                        --                         --
   Other Expenses                                                          71                        22                         11
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                      12,111                     4,064                        611
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees                                          (4,192)                     (787)                       (92)
     Administration Fees                                               (1,276)                     (430)                      (126)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                         6,643                     2,847                        393
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  34,019                    11,424                      3,964
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments                                                      371,001(5)                  7,965                       (477)
     Futures Contracts                                                  9,925                     4,156                        254
     Written Options                                                       --                        --                         --
     Swap Contracts                                                        --                        --                         --
     Foreign Currency Transactions                                         --                        --                         --
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                                                       64,852                    60,456                     37,807
     Futures Contracts                                                   (831)                      361                         25
     Written Options                                                       --                        --                         --
     Swap Contracts                                                        --                        --                         --
     Foreign Currencies and Translation
       of Other Assets and Liabilities
       Denominated in Foreign
       Currencies                                                          --                        --                         --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $478,966                   $84,362                    $41,573
====================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.

 * Fees are incurred at the Class T level only.

(1) The Large Cap Disciplined Equity Fund commenced operations on August 28, 2003.

(2) The Small/Mid Cap Equity Fund commenced operations on December 15, 2003.

(3) The Long Duration Bond Fund commenced operations on April 21, 2004.

(4) The Extended Duration Bond Fund commenced operations on April 21, 2004.

(5) Includes realized gain of $48,900 due to in-kind redemption (see note 8).

(6) Includes realized gain of $17,934 due to in-kind redemption (see note 8).

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
86            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                                                                                  LONG             EXTENDED
                                SMALL/MID              CORE FIXED             DURATION             DURATION          INTERNATIONAL
           SMALL CAP           CAP EQUITY                  INCOME                 BOND                 BOND                 EQUITY
                FUND               FUND(2)                   FUND              FUND(3)              FUND(4)                  FUND
------------------------------------------------------------------------------------------------------------------------------------

            $ 11,759              $ 1,478                $     --                $  --                $  --               $ 34,856
                 296                  114                     808                   --                    1                    112
                 689                    8                 106,594                   34                  155                    124
                 500                   14                     783                   --                   --                    966
                 (16)                  (1)                     --                   --                   --                 (3,730)
------------------------------------------------------------------------------------------------------------------------------------
              13,228                1,613                 108,185                   34                  156                 32,328
------------------------------------------------------------------------------------------------------------------------------------

               8,701                  949                   8,535                    2                    9                  6,816
                 669                   73                   1,422                   --                    1                    675
                  19                    2                      39                   --                   --                     19
                   1                   --                      --                   --                   --                     --
                   1                   --                      --                   --                   --                     --
                 152                   15                     315                    1                    1                  1,114
                  58                   10                     122                   --                   --                     56
                   8                    6                      19                   --                   --                      4
                  28                    5                      54                   --                   --                     26
                  --                   --                     200                   --                   --                     --
                  38                    8                     199                   --                   --                     52
------------------------------------------------------------------------------------------------------------------------------------
               9,675                1,068                  10,905                    3                   11                  8,762
------------------------------------------------------------------------------------------------------------------------------------

              (1,761)                 (44)                 (4,140)                  (2)                  (5)                (1,608)
                (669)                 (73)                 (1,422)                  --                   (1)                  (675)
------------------------------------------------------------------------------------------------------------------------------------
               7,245                  951                   5,343                    1                    5                  6,479
------------------------------------------------------------------------------------------------------------------------------------
               5,983                  662                 102,842                   33                  151                 25,849
====================================================================================================================================



             299,558(6)             3,471                  28,085                  (19)                 (63)               118,480
              22,601               (1,262)                  7,134                   --                   --                  2,713
                  --                   --                   5,967                   --                   --                     --
                  --                   --                      --                   --                  (53)                    --
                  --                   --                      --                   --                   --                   (510)


              31,113                9,809                (107,271)                (129)                (643)               224,117
              (8,389)                 993                   2,784                   --                   --                 (2,046)
                  --                   --                    (299)                  --                   --                     --
                  --                   --                      --                   --                 (549)                    --


                  --                   --                      --                   --                   --                    (76)



            $350,866              $13,673                $ 39,242                $(115)             $(1,157)              $368,527
====================================================================================================================================




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SEI Institutional Investments Trust / Annual Report / May 31, 2004            87

--------------------------------------------------------------------------------

Statements of Changes in Net Assets ($ Thousands)


For the years or period ended May 31,

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  LARGE CAP
                                                                                  DISCIPLINED                  LARGE CAP
                                                        LARGE CAP FUND           EQUITY FUND(3)                INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                       2004         2003               2004                 2004          2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                         $    34,019    $   38,287         $    11,424            $   3,964       $ 1,076
   Net Realized Gain (Loss) from Investments,
     Written Options, Futures Contracts and
     Swap Contracts                                  380,926(7)   (162,813)             12,121                 (223)         (182)
   Net Realized Gain on Foreign Currency
     Transactions                                         --            --                  --                   --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Written Options,
     Futures Contracts and Swap Contracts             64,021      (115,414)             60,817               37,832         2,692
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies, and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                      --            --                  --                   --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets Restulting from Operations           478,966      (239,940)             84,362               41,573         3,586
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                         (37,006)      (36,780)             (6,738)              (3,562)         (856)
     Class T                                              (2)         (291)                 --                   --            --
   Net Realized Gains
     Class A                                              --            --              (2,310)                (533)           --
     Class T                                              --            --                  --                   --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                 (37,008)      (37,071)             (9,048)              (4,095)         (856)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                   1,040,314(9)    939,652(9)        2,321,249(9)           228,588(9)    108,721(9)
     Reinvestment of Dividends & Distributions        36,168        36,109               9,027                4,076           856
     Cost of Shares Redeemed                      (2,739,017)(10) (635,288)           (120,549)            (128,043)       (9,458)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                    (1,662,535)      340,473           2,209,727              104,621       100,119
------------------------------------------------------------------------------------------------------------------------------------
   CLASS T:(2)
     Proceeds from Shares Issued                           1        93,448                  --                   --            --
     Reinvestment of Dividends & Distributions             2           281                  --                   --            --
     Cost of Shares Redeemed                            (221)      (86,650)                 --                   --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class T Transactions                          (218)        7,079                  --                   --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions              (1,662,753)      347,552           2,209,727              104,621       100,119
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets          (1,220,795)       70,541           2,285,041              142,099       102,849
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                             3,008,676     2,938,135                  --              142,612        39,763
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                  $1,787,881    $3,008,676          $2,285,041             $284,711      $142,612
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income
     Included in Net Assets at Period End            $ 3,532    $    6,521             $ 4,686                $ 701         $ 299
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

(1) See Note 4 in the Notes to Financial Statements for additional information.

(2) Large Cap Fund Class T commenced operations on December 13, 2002. Small Cap Fund Class T commenced operations on November 26, 2002.

(3) The Large Cap Disciplined Equity Fund commenced operations on August 28,
    2003.

(4) The Small/Mid Cap Equity Fund commenced operations on December 15, 2003.

(5) The Long Duration Bond Fund commenced operations on April 21, 2004.

(6) The Extended Durable Bond Fund commenced operations on April 21, 2004.

(7) Includes realized gain of $48,900 due to in-kind redemption (see note 8).

(8) Includes realized gain of $17,934 due to in-kind redemption (see note 8).

(9) Includes subscriptions as a result of in-kind transfers of securities (see note 8).

(10) Includes redemptions as a result of in-kind transfers of securities (see note 8).

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
88            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------






------------------------------------------------------------------------------------------------------------------------------------
                                                                                              LONG               EXTENDED
                              SMALL/MID CAP   CORE FIXED                DURATION           DURATION            INTERNATIONAL
        SMALL CAP FUND        EQUITY FUND(4)  INCOME FUND             BOND FUND(5)        BOND FUND(6)          EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
      2004         2003            2004          2004             2003           2004         2004         2004            2003
------------------------------------------------------------------------------------------------------------------------------------

 $    5,983     $    6,517        $   662      $ 102,842        $  111,024       $   33       $   151     $   25,849     $   19,428


  322,159(8)       (62,796)         2,209         41,186           59,394          (19)         (116)       120,683        (97,248)

         --             --             --             --               --           --            --             --            781

     22,724           (806)        10,802       (104,786)          75,713         (129)       (1,192)       222,071        (91,860)

         --             --             --             --               --           --            --            (76)           173
------------------------------------------------------------------------------------------------------------------------------------

    350,866        (57,085)        13,673         39,242          246,131         (115)       (1,157)       368,527       (168,726)
------------------------------------------------------------------------------------------------------------------------------------

     (6,425)        (6,167)          (319)      (107,988)        (110,978)         (33)         (237)       (23,331)       (17,101)
         --            (66)            --             --           --               --            --             --             --

    (45,512)            --             --        (38,012)         (56,542)          --            --             --             --
         (8)            --             --             --               --           --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------

    (51,945)        (6,233)          (319)      (146,000)        (167,520)         (33)         (237)       (23,331)       (17,101)
------------------------------------------------------------------------------------------------------------------------------------

    394,135(9)     263,244(9)     438,036(9)   1,559,032          478,744        6,432        28,944        413,693        278,477
     49,709          5,905            318        143,168          164,569           33           237         22,998         16,900
   (627,395)(10)  (117,098)       (27,940)      (951,937)        (645,137)          --            --       (566,908)      (192,861)
------------------------------------------------------------------------------------------------------------------------------------

   (183,551)       152,051        410,414        750,263           (1,824)       6,465        29,181       (130,217)       102,516
------------------------------------------------------------------------------------------------------------------------------------

         --         40,279             --             --               --           --            --             --             --
          8             64             --             --               --           --            --             --             --
        (39)       (37,154)            --             --               --           --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------

        (31)         3,189             --             --               --           --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------

   (183,582)       155,240        410,414        750,263           (1,824)       6,465        29,181       (130,217)       102,516
------------------------------------------------------------------------------------------------------------------------------------

    115,339         91,922        423,768        643,505           76,787        6,317        27,787        214,979        (83,311)
------------------------------------------------------------------------------------------------------------------------------------

  1,194,121      1,102,199             --      2,431,368        2,354,581           --            --      1,176,097      1,259,408
------------------------------------------------------------------------------------------------------------------------------------

 $1,309,460     $1,194,121       $423,768     $3,074,873       $2,431,368       $6,317       $27,787     $1,391,076     $1,176,097
====================================================================================================================================

 $      162     $      507       $    343     $      554       $       --       $   --       $    23     $   17,286     $   12,863
====================================================================================================================================
















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SEI Institutional Investments Trust / Annual Report / May 31, 2004            89

--------------------------------------------------------------------------------

Financial Highlights


For the periods ended May 31,
For a share outstanding throughout each period

------------------------------------------------------------------------------------------------------------------------------------

                                           Net Realized
                                                    and                                      Distributions
            Net Asset                        Unrealized                          Dividends            from           Total
               Value,            Net              Gains              Total        from Net        Realized       Dividends
            Beginning     Investment        (Losses) on               from      Investment         Capital             and
            of Period     Income (Loss)      Securities         Operations          Income           Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2004       $ 12.41          $0.18(7)          $ 2.09(7)          $ 2.27          $(0.21)         $   --          $(0.21)
   2003         13.82           0.16(7)           (1.41)(7)          (1.25)          (0.16)             --           (0.16)
   2002         16.31           0.15              (2.48)             (2.33)          (0.16)             --           (0.16)
   2001         19.48           0.17              (2.35)             (2.18)          (0.17)          (0.82)          (0.99)
   2000         18.82           0.20               1.48               1.68           (0.19)          (0.83)          (1.02)
Class T
   2004       $ 12.45          $0.11(7)          $ 2.06(7)          $ 2.17          $(0.13)         $   --          $(0.13)
   2003(1)      11.43           0.04(7)            1.02(7)            1.06           (0.04)             --           (0.04)
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2004(2)++  $100.00          $0.66(7)          $12.51(7)          $13.17          $(0.54)         $(0.82)         $(1.36)
LARGE CAP INDEX FUND
Class A
   2004++     $ 84.90          $1.50(7)          $14.28(7)          $15.78          $(1.37)         $(0.19)         $(1.56)
   2003++       93.40           1.10              (8.50)(8)          (7.40)          (1.10)             --           (1.10)
   2002(3)++   100.00           0.20              (6.80)             (6.60)             --              --              --
SMALL CAP FUND
Class A
   2004       $ 11.60          $0.06(7)          $ 3.59(7)          $ 3.65          $(0.07)         $(0.48)         $(0.55)
   2003         12.53           0.07(7)           (0.94)(7)          (0.87)          (0.06)             --           (0.06)
   2002         13.02           0.06              (0.45)             (0.39)          (0.07)          (0.03)          (0.10)
   2001         13.66           0.08               0.96               1.04           (0.09)          (1.59)          (1.68)
   2000         11.35           0.09               2.30               2.39           (0.08)             --           (0.08)
Class T
   2004       $ 11.57         $(0.01)(7)         $ 3.58(7)          $ 3.57          $(0.01)         $(0.48)         $(0.49)
   2003(4)      10.47           0.01(7)            1.11(7)            1.12           (0.02)             --           (0.02)
SMALL/MID CAP EQUITY FUND
Class A
   2004(5)    $100.00          $0.22(7)          $ 6.93(7)          $ 7.15          $(0.12)         $   --          $(0.12)
CORE FIXED INCOME FUND
Class A
   2004       $ 10.61          $0.38(7)          $(0.26)(7)         $ 0.12          $(0.40)         $(0.14)         $(0.54)
   2003         10.27           0.50               0.60               1.10           (0.50)          (0.26)          (0.76)
   2002         10.49           0.54               0.06               0.60           (0.54)          (0.28)          (0.82)
   2001          9.82           0.66               0.67               1.33           (0.66)             --           (0.66)
   2000         10.22           0.61              (0.40)              0.21           (0.61)             --           (0.61)



------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Ratio of
                                                                              Ratio of Net        Expenses
                                                              Ratio of Net      Investment      to Average
            Net Asset                        Net Assets           Expenses          Income      Net Assets       Portfolio
           Value, End          Total      End of Period         to Average      to Average      (Excluding        Turnover
             of Perio        Return+        ($Thousands         Net Assets      Net Assets        Waivers)            Rate
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2004       $ 14.47          18.37%        $1,787,850               0.26%           1.34%           0.48%            109%
   2003         12.41          (8.98)         3,008,463               0.26            1.39            0.47              51
   2002         13.82         (14.36)         2,938,135               0.26            1.03            0.47              65
   2001         16.31         (11.54)         3,451,673               0.26            0.98            0.48             107
   2000         19.48           9.10          3,184,226               0.26            1.12            0.48              64
Class T
   2004       $ 14.49          17.51%        $       31               0.81%           0.76%           1.03%            109%
   2003(1)      12.45           9.28                213               0.81            0.66            1.02              51
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2004(2)++  $111.81          13.23%        $2,285,041               0.33%           1.33%           0.47%             67%
LARGE CAP INDEX FUND
Class A
   2004++     $ 99.12          18.71%        $  284,711               0.16%           1.58%           0.24%              6%
   2003++       84.90          (7.79)           142,612               0.20            1.67            0.25              12
   2002(3)++    93.40          (6.60)            39,763               0.20            1.30            0.39               1
SMALL CAP FUND
Class A
   2004       $ 14.70          31.76%        $1,309,254               0.54%           0.45%           0.72%            135%
   2003         11.60          (6.83)         1,193,935               0.54            0.67            0.72              97
   2002         12.53          (2.99)         1,102,199               0.54            0.54            0.71             115
   2001         13.02           8.39            857,278               0.54            0.63            0.73             154
   2000         13.66          21.06            774,284               0.53            0.73            0.73             159
Class T
   2004       $ 14.65          31.07%             $ 206               1.09%          (0.10)%          1.27%            135%
   2003(4)      11.57          10.69                186               1.09            0.10            1.27              97
SMALL/MID CAP EQUITY FUND
Class A
   2004(5)    $107.03           7.15%        $  423,768               0.65%           0.45%           0.73%             51%
CORE FIXED INCOME FUND
Class A
   2004       $ 10.19           1.13%        $3,074,873               0.19%*          3.62%           0.38%            532%
   2003         10.61          11.10          2,431,368               0.18            4.79            0.37             436
   2002         10.27           6.43          2,354,581               0.18            5.67            0.36             365
   2001         10.49          13.92          2,131,474               0.18            6.47            0.37             399
   2000          9.82           2.07          1,999,815               0.18            6.20            0.40             383







--------------------------------------------------------------------------------
90            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                           Net Realized
                                                    and                                      Distributions
            Net Asset                        Unrealized                          Dividends            from           Total
               Value,            Net              Gains              Total        from Net        Realized       Dividends
            Beginning     Investment        (Losses) on               from      Investment         Capital             and
            of Period         Income         Securities         Operations          Income           Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION BOND FUND
Class A
   2004(6)     $10.00          $0.05(7)          $(0.23)(7)         $(0.18)         $(0.05)           $ --          $(0.05)
     31%
EXTENDED DURATION BOND FUND
Class A
   2004(6)     $10.00          $0.05(7)          $(0.44)(7)         $(0.39)         $(0.08)           $ --          $(0.08)
     42%
INTERNATIONAL EQUITY FUND
Class A
   2004        $ 7.76          $0.18(7)          $ 2.28(7)          $ 2.46          $(0.16)           $ --          $(0.16)
   2003          9.21           0.13              (1.46)             (1.33)          (0.12)             --           (0.12)
   2002         10.34           0.11              (1.14)             (1.03)          (0.10)             --           (0.10)
   2001         13.61           0.17              (2.56)             (2.39)          (0.16)          (0.72)          (0.88)
   2000         11.58           0.24               2.40               2.64           (0.14)          (0.47)          (0.61)



------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Ratio of
                                                                              Ratio of Net        Expenses
                                                              Ratio of Net      Investment      to Average
            Net Asset                        Net Assets           Expenses          Income      Net Assets       Portfolio
           Value, End          Total      End of Period         to Average      to Average      (Excluding        Turnover
             of Perio        Return+        ($Thousands         Net Assets      Net Assets        Waivers)            Rate
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION BOND FUND
Class A
   2004(6)     $ 9.77          (1.78)%       $    6,317               0.20%           5.02%           0.57%             31%
EXTENDED DURATION BOND FUND
Class A
   2004(6)     $ 9.53          (3.88)%       $   27,787               0.20%           5.17%           0.44%             42%
INTERNATIONAL EQUITY FUND
Class A
   2004        $10.06          31.73%        $1,391,076               0.48%           1.92%           0.65%             80%
   2003          7.76         (14.43)         1,176,097               0.48            1.85            0.68              58
   2002          9.21          (9.93)         1,259,408               0.48            1.30            0.66              84
   2001         10.34          18.21)         1,190,830               0.48            1.68            0.67              71
   2000         13.61          22.82          1,186,706               0.43            1.08            0.64              74


  * The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.18%. +Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

 ++ Per share amounts have been adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.

(1) Commenced operations on December 13, 2002. All ratios for the period have been annualized.

(2) Commenced operations on August 28, 2003. All ratios for the period have been annualized.

(3) Commenced operations on April 1, 2002. All ratios for the period have been annualized.

(4) Commenced operations on November 26, 2002. All ratios for the period have been annualized.

(5) Commenced operations on December 15, 2003. All ratios for the period have been annualized.

(6) Commenced operations on April 21, 2004. All ratios for the period have been annualized.

(7) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(8) The amount shown for the year ended May 31, 2003 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.







--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            91

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements


1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering nine Funds; The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration Bond, Extended Duration Bond, and International Equity Funds (each a "Fund", collectively, the "Funds") are each diversified Funds. The Trust is registered to offer Class A shares of the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration Bond, Extended Duration Bond and International Equity Funds, and Class T shares of Large Cap and Small Cap Funds. The assets of each Fund are aggregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

On March 9, 2004 and June 17, 2004, respectively, the Board of Trustees of the Funds approved the creation of the Global Equity and World Equity Ex-US Funds. As of May 31, 2004 these Funds had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price with the exception of Funds that hold securities included in the S&P 500 Amex Pricing Pilot Program. Securities in the pilot program are valued using the AMEX Official Closing price ("AOCP") if the Fund's primary index uses the AOCP in valuing those securities for the index. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset





--------------------------------------------------------------------------------
92            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------

value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration Bond and Extended Duration Bond Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.


DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The International Equity Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. At the year ended May 31, 2004 the International Equity Fund did not have any forward foreign currency contracts outstanding.



--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            93

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the year ended May 31, 2004. The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity and International Equity Funds' investment in index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

The following Funds had long (short) futures contracts open as of May 31, 2004:
--------------------------------------------------------------------------------
                    Number            Contract                        Unrealized
Contract                of               Value                       Gain (Loss)
Description      Contracts       ($ Thousands)      Expiration     ($ Thousands)
--------------------------------------------------------------------------------
LARGE CAP FUND
S&P 400 Index           18             $ 5,352        06/18/04            $  37
S&P 500 Composite
   Index               187              52,374        06/18/04             (221)
                                                                          -----
                                                                           (184)
                                                                          -----
LARGE CAP DISCIPLINED EQUITY FUND
S&P 500 Composite
   Index               173              48,453        06/18/04              361
                                                                          -----
LARGE CAP INDEX FUND
S&P 500 Index
   E-Mini                7                 392        06/18/04               11
S&P 500 Composite
   Index                21               5,882        06/18/04              117
                                                                          -----
                                                                            128
                                                                          -----
SMALL CAP FUND
Russell 2000 Index
   E-Mini              450              25,571        06/18/04              558
                                                                          -----
SMALL/MID CAP EQUITY FUND
S&P 400 Index           35              10,407        06/18/04              378
Russell 2000
   Index                54              15,343        06/23/04              615
                                                                          -----
                                                                            993
                                                                          -----


--------------------------------------------------------------------------------
                                Number      Contract                  Unrealized
Contract                            of         Value                 Gain (Loss)
Description                  Contracts ($ Thousands)    Expiration ($ Thousands)
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
90 Day Euro$                        26         6,407      06/16/04      $    (2)
90 Day Euro$                        26         6,375      09/13/04           (3)
90 Day Euro$                        26         6,343      12/15/04           (3)
90 Day Euro$                        26         6,313      03/16/05           (4)
90 Day Euro$                     1,024       248,640      03/16/05         (763)
90 Day Euro$                        26         6,286      06/15/05            2
90 Day Euro$                        89        21,436      09/21/05           33
90 Day Euro$                        26         6,262      09/21/05            3
90 Day Euro$                        26         6,240      12/21/05            3
90 Day Euro$                        26         6,223      03/15/06            4
U.S. 10 Year
   Agency Note                     (77)       (8,460)     06/23/04          420
U.S. 10 Year
   Agency Note                    (439)      (48,235)     06/23/04        1,713
U.S. 10 Year
   Agency Note                    (239)      (25,902)     09/21/04          (65)
U.S. 10 Year
   Agency Note                    (462)      (50,069)     09/23/04          305
U.S. 10 Year
   Agency Note                    (130)      (14,089)     09/23/04          (37)
U.S. 5 Year Note                   727        79,652      06/23/04         (250)
U.S. 5 Year Note                  (119)      (13,038)     06/23/04          332
U.S. 5 Year Note                  (396)      (42,836)     09/23/04         (107)
U.S. Long
   Treasury Bond                   305        32,502      06/23/04       (1,823)
U.S. Long
   Treasury Bond                    67         7,140      06/23/04         (447)
U.S. Long
   Treasury Bond                   (12)       (1,263)     09/23/04           65
                                                                         ------
                                                                           (624)
                                                                         ------
INTERNATIONAL EQUITY FUND
DJ Euro Stoxx                      257        8,575       06/20/04         (253)
FTSE 100 Index                     155       12,579       06/20/04         (168)
Hang Seng Index                      6          466       06/30/04           13
SPI 200 Index                       26        1,605       06/21/04           24
Topix Index                         52        5,391       06/14/04         (206)
                                                                         ------
                                                                           (590)
                                                                         ------
OPTION WRITING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Long Duration Bond, Extended Duration Bond and International Equity Funds also may invest in financial options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.



--------------------------------------------------------------------------------
94            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------
Written options transactions entered into during the year ended May 31, 2004 are summarized as follows:


--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

                                                                        Premium
                                              Number of Contracts  ($ Thousands)
--------------------------------------------------------------------------------
Balance at beginning of year                              714           $   706
Written                                                16,712            10,896
Expired                                                (2,975)           (3,005)
Exercised                                                  --                --
Closing Buys                                          (11,631)           (5,334)
--------------------------------------------------------------------------------
Balance at end of year                                  2,820           $ 3,263
================================================================================
SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract. Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market could affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. The contracts are marked to market daily and the resulting changes in market values are reflected as unrealized gains and losses. The accrued interest receivable and payable are recorded daily and accounted for as realized gains and losses.

The Extended Duration Bond Fund had the following Swap Agreements open as of May 31, 2004:

                                                                  Net Unrealized
                                                     Notional       Depreciation
Description                                            Amount      ($ Thousands)
--------------------------------------------------------------------------------
Receive at fixed rate of 5.544%
and pay at floating rate based on 3 month LIBOR
(Counter Party: Credit Suisse First Boston)         9,000,000            $(229)
Receive at fixed rate of 5.545%
and pay at floating rate based on 3 month LIBOR
(Counter Party: Deutsche Bank)                      8,930,000             (226)
Receive at fixed rate of 5.600% and pay at
floating rate based on 3 month LIBOR
(Counter Party: Credit Suisse First Boston)         5,400,000              (94)
--------------------------------------------------------------------------------
Total                                                                    $(549)
================================================================================
LIBOR -- London InterBank Offering Rate

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap and the Small/Mid Cap Equity Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration Bond and the Extended Duration Bond Funds; and declared and paid at least annually for the International Equity Fund. Dividends and distributions are recorded on the ex-dividend date.


3. AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES

ADMINISTRATION AGREEMENT --The Trust and SEI Investments Fund Management (the "Administrator") are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the year ended May 31, 2004, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

DISTRIBUTION AGREEMENT --The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to an Amended and Restated Distribution Agreement dated September 16, 2002 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for the Class T shares of the Funds.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            95

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS


Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and (v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. Under the Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly as a percentage of average daily net assets attributable to Class T Shares, of up to 0.25% annually.

Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v) processing dividend payments; and (vi) providing such other similar services as the Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations. Under the Administrative Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly, as a percentage of average daily net assets attributable to Class T Shares, of up to 0.30% annually.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:
--------------------------------------------------------------------------------
                                               Advisory      Voluntary Expense
                                                   Fees            Limitations
--------------------------------------------------------------------------------
Large Cap Fund Class A                            0.400%                 0.260%
Large Cap Fund Class T                            0.400                  0.810
Large Cap Disciplined Equity Fund                 0.400                  0.330
Large Cap Index Fund                              0.170                  0.200


--------------------------------------------------------------------------------
                                               Advisory      Voluntary Expense
                                                   Fees            Limitations
--------------------------------------------------------------------------------
Small Cap Fund Class A                            0.650                  0.540
Small Cap Fund Class T                            0.650                  1.090
Small/Mid Cap Equity Fund                         0.650                  0.650
Core Fixed Income Fund                            0.300                  0.180
Long Duration Bond Fund                           0.300                  0.200
Extended Duration Bond Fund                       0.300                  0.200
International Equity Fund                         0.505                  0.480

SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the
Funds.:
--------------------------------------------------------------------------------
                                                                       Currently
                                                                      Managing a
                                                                         Portion
                                                          Date of        of Fund
Investment Sub-Adviser                                  Agreement          (Y/N)
--------------------------------------------------------------------------------
LARGE CAP FUND
Alliance Capital Management, L.P.                        10/02/00              Y
Aronson + Johnson + Ortiz                                07/01/03              Y
Franklin Portfolio Associates                            07/01/03              Y
Goldman Sachs Asset Management                           01/24/03              Y
LSV Asset Management, L.P.                               06/14/96              Y
McKinley Capital Management, L.P.                        06/26/02              Y
Montag & Caldwell, Inc.                                  03/12/02              Y
Peregrine Capital Management                             12/07/00              Y
Transamerica Investment Management, LLC                  09/17/01              Y
LARGE CAP DISCIPLINED EQUITY FUND
Analytic Investors, Inc.                                 07/01/03              Y
Barclays Global Fund Advisors                            07/16/03              Y
Enhanced Investment Technologies,
   LLC (Intech)                                          08/28/03              Y
Prudential Investment Management, Inc.                   07/01/03              Y
LARGE CAP INDEX FUND
Barclays Global Fund Advisors                            03/19/02              Y
SMALL CAP FUND
Artisan Partners Limited Partnership                     03/26/99              Y
BlackRock Advisors, Inc.                                 07/01/03              Y
Lee Munder Investments Ltd.                              12/09/02              Y
David J. Greene and Company, LLC                         08/14/01              Y
Delaware Management Business Trust                       07/01/03              Y
LSV Asset Management L.P.                                03/28/97              Y
McKinley Capital Management, Inc.                        09/20/00              Y
Martingale Asset Management, L.P.                        12/09/02              Y
Mazama Capital Management, Inc.                          12/13/99              Y
Security Capital Research and
   Management                                            05/14/02              Y
Wellington Management Company                            03/14/02              Y
SMALL/MID CAP EQUITY FUND
Artisan Partners Limited Partnership                     11/05/03              Y
BlackRock Advisors, Inc.                                 07/01/03              Y
Delaware Management Business Trust                       07/01/03              Y
Integrity Asset Management, LLC                          05/18/04              Y
Lee Munder Investments Ltd.                              12/15/03              Y
LSV Asset Management L.P.                                12/15/03              Y
Martingale Asset Management, L.P.                        12/09/03              Y
Mazama Capital Management, Inc.                          07/01/03              Y
Security Capital Research and Management                 07/01/03              Y
Wellington Management Company LLP                        12/15/03              Y






--------------------------------------------------------------------------------
96            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                                                       Currently
                                                                      Managing a
                                                                         Portion
                                                          Date of        of Fund
Investment Sub-Adviser                                  Agreement          (Y/N)
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
BlackRock Financial Management, Inc.                     06/14/96              Y
Metropolitan West Asset Management, LLC                  06/26/02              Y
Wells Capital Management                                 09/30/03              Y
Western Asset Management Company                         06/14/96              Y
LONG DURATION BOND FUND
Metropolitan West Asset Management, LLC                  03/31/04              Y
EXTENDED DURATION BOND FUND
Metropolitan West Asset Management, LLC                  03/31/04              Y
INTERNATIONAL EQUITY FUND
Alliance Capital Management, L.P.                        07/01/03              Y
Capital Guardian Trust Company                           06/29/98              Y
Fisher Investments, Inc.                                 07/01/03              Y
McKinley Capital Management                              07/01/03              Y
Morgan Stanley Investment
   Management, Inc.                                      10/01/01              Y
Morgan Stanley Investment
   Management, Limited                                   12/01/03              Y

During the fiscal year ended May 31, 2004, the Small/Mid Cap Equity Fund was reimbursed by the adviser for losses incurred of $720 due to the short position of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. This amount is included in net realized gain/loss on the statement of operations. The reimbursement has no impact on the Funds' total return.

OTHER --The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended May 31, 2004 were as follows ($ Thousands):

Large Cap Fund                                                           $1,475
Small Cap Fund                                                            1,521
Small/Mid Cap Equity Fund                                                    25
International Equity Fund                                                   374
                                                                         ------
                                                                         $3,395
                                                                         ======


For the year ended May 31, 2004, the Funds paid commissions to affiliated broker-dealers as follows ($ Thousands):

Large Cap Fund                                                             $462
Small Cap Fund                                                               40
Small/Mid Cap Equity Fund                                                     3
International Equity Fund                                                    41
                                                                           ----
                                                                           $546
                                                                           ====
=Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

The Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the year ended May 31, 2004 were as follows ($ Thousands):

Large Cap Fund                                                              $15
Large Cap Index Fund                                                         --
Small Cap Fund                                                               14
Core Fixed Income Fund                                                       47
International Equity Fund                                                     4
                                                                            ---
                                                                            $80
                                                                            ===

Amounts designated as "--" are zero or have been rounded to zero.

Effective October 24, 2003, the agreement with the Distributor was discontinued.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended May 31, 2004 were as follows ($ Thousands):

Large Cap Fund                                                           $  386
Small Cap Fund                                                              972
Small/Mid Cap Equity Fund                                                   102
                                                                         ------
                                                                         $1,460
                                                                         ======
INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.








--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            97

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):
--------------------------------------------------------------------------------
                                                                     LARGE CAP
                                                                    DISCIPLINED
                                       LARGE CAP FUND             EQUITY FUND(4)
--------------------------------------------------------------------------------
                                   2004               2003              2004
--------------------------------------------------------------------------------
Class A:
     Shares Issued                  76,149(1)       81,686(1)          21,739(1)
     Shares Issued in Lieu of
     Dividends and Distributions     2,690           3,168                103
     Shares Redeemed              (197,701)(2)     (55,000)            (1,404)
     Effect of Reverse Stock Split      --              --                 --
--------------------------------------------------------------------------------
   Total Class A Transactions     (118,862)         29,854             20,438
--------------------------------------------------------------------------------
   Class T:(3)
     Shares Issued                      --           8,046                 --
     Shares Issued in Lieu of
     Dividends and Distributions        --              25                 --
     Shares Redeemed                   (15)         (8,054)                --
--------------------------------------------------------------------------------
   Total Class T Transactions          (15)             17                 --
--------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Shares               (118,877)         29,871             20,438
================================================================================


-------------------------------------------------------------------------------------------------------------------
                                                         LARGE CAP
                                                        INDEX FUND                        SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------------
                                                2004                2003              2004               2003
-------------------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                             14,425(1)          13,647(1)          28,179(1)          25,762(1)
     Shares Issued in Lieu of
     Dividends and Distributions                  181                111              3,557                582
     Shares Redeemed                           (3,082)            (1,216)           (45,613)(2)        (11,354)
     Effect of Reverse Stock Split            (25,450)                --                 --                 --
-------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 (13,926)            12,542            (13,877)            14,990
-------------------------------------------------------------------------------------------------------------------
   Class T:(3)
     Shares Issued                                 --                 --                 --              3,934
     Shares Issued in Lieu of
     Dividends and Distributions                   --                 --                  1                  6
     Shares Redeemed                               --                 --                 (3)            (3,924)
-------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions                      --                 --                 (2)                16
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Shares                           (13,926)            12,542            (13,879)            15,006
===================================================================================================================

------------------------------------------------------------------------------------------------------
                                                                                          LONG
                                            SMALL/MID CAP      CORE FIXED               DURATION
                                            EQUITY FUND(5)      INCOME FUND            BOND FUND(6)
------------------------------------------------------------------------------------------------------
                                                2004               2004            2003           2004
------------------------------------------------------------------------------------------------------
Class A:
     Shares Issued                              4,221(1)          150,267          43,610          643
     Shares Issued in Lieu of
     Dividends and Distributions                    3              13,849          15,929           4
     Shares Redeemed                             (265)            (91,277)        (59,670)         --
-------------------------------------------------------------------------------------------------------
   Total Class A Transactions                   3,959              72,839            (131)        647
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Shares                             3,959              72,839            (131)        647



-------------------------------------------------------------------------------------------
                                               EXTENDED
                                               DURATION              INTERNATIONAL
                                             BOND FUND(7)             EQUITY FUND
-------------------------------------------------------------------------------------------
                                                  2004            2004            2003
-------------------------------------------------------------------------------------------
Class A:
     Shares Issued                                2,891          45,477          37,489
     Shares Issued in Lieu of
     Dividends and Distributions                     25           2,393           2,275
     Shares Redeemed                                 --         (61,144)        (24,946)
-------------------------------------------------------------------------------------------
   Total Class A Transactions                     2,916         (13,274)         14,818
-------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Shares                               2,916         (13,274)         14,818
-------------------------------------------------------------------------------------------

(1) Includes subscriptions as a result of in-kind transfers of securities (see note 8).

(2) Includes redemptions as a result of in-kind transfers of securities (see  note 8).

(3) Large Cap Fund Class T commenced operations on December 13, 2002. Small Cap Fund Class T commenced operations on November 26, 2002.

(4) The Large Cap Disciplined Equity Fund commenced operations on August 28, 2003.

(5) The Small/Mid Cap Equity Fund commenced operations on December 15, 2003.

(6) The Long Duration Bond Fund commenced operations on April 21, 2004.

(7) The Extended Duration Bond Fund commenced operations on April 21, 2004.











--------------------------------------------------------------------------------
98            SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


5. INVESTMENT TRANSACTIONS
The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the year ended May 31, 2004, were as follows:

--------------------------------------------------------------------------------
                            U.S. Gov't               Other               Total
                          ($Thousands)        ($Thousands)        ($Thousands)
--------------------------------------------------------------------------------
LARGE CAP FUND
Purchases                          $--          $2,638,267          $2,638,267
Sales                               --           4,308,824           4,308,824

LARGE CAP DISCIPLINED EQUITY FUND
Purchases                           --           2,882,089           2,882,089
Sales                               --             732,114             732,114

LARGE CAP INDEX
Purchases                           --             112,826             112,826
Sales                               --              13,907              13,907

SMALL CAP FUND
Purchases                           --           1,689,184           1,689,184
Sales                               --           1,851,073           1,851,073

SMALL/MID CAP EQUITY FUND
Purchases                           --             533,378             533,378
Sales                               --             150,883             150,883

CORE FIXED INCOME FUND
Purchases                   13,488,476           1,146,147          14,634,623
Sales and Maturities        13,030,269             944,940          13,975,209

LONG DURATION BOND FUND
Purchases                           --               8,010               8,010
Sales and Maturities                --               1,893               1,893

EXTENDED DURATION BOND FUND
Purchases                           --              47,066              47,066
Sales and Maturities                --              14,494              14,494

INTERNATIONAL EQUITY FUND
Purchases                           --           1,029,990           1,029,990
Sales                               --           1,186,112           1,186,112

6. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, reclassification of long term capital gain distributions on Real Estate Investment Trust securities, and to gains on passive foreign investment companies and certain foreign currency related transactions, have been reclassified to/from the following accounts as of May 31, 2004:


--------------------------------------------------------------------------------
                                               Undistributed        Accumulated
                                     Paid-in  Net Investment           Realized
                                     Capital   Income (Loss)        Gain (Loss)
                               ($ Thousands)   ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund                       $48,900          $   --          $(48,900)
Small Cap Fund                        17,934              97           (18,031)
Core Fixed Income Fund                    --           5,700            (5,700)
Extended Duration Bond Fund               --             109              (109)
International Equity Fund                 --           1,905            (1,905)

The tax character of dividends and distributions paid during the last two years or periods were as follows:

--------------------------------------------------------------------------------
                                     Ordinary   Long-term
                                       Income   Capital Gain        Total
                                ($ Thousands)  ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund         2004          $ 37,008            $--           $ 37,008
                       2003            37,071             --             37,071
Large Cap Disciplined
   Equity Fund         2004             8,522            526              9,048
Large Cap Index
   Fund                2004             4,083             12              4,095
                       2003               856             --               856
Small Cap Fund         2004            33,561         18,384             51,945
                       2003             6,233             --              6,233
Small/Mid Cap Equity
   Fund                2004               319             --                319
Core Fixed
   Income Fund         2004           143,425          2,575            146,000
                       2003           139,496         28,024            167,520
Long Duration Bond
   Fund                2004                33             --                 33
Extended Duration
   Bond Fund           2004               237             --                237
International Equity
   Fund                2004            23,331             --             23,331
                       2003            17,101             --             17,101








--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004            99

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS


As of May 31, 2004, the components of Distributable Earnings/(Accumulated Losses) were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                        Undistributed   Accumulated       Capital          Post     Unrealized         Other                   Total
                             Ordinary     Long-Term          Loss       October   Appreciation     Temporary Distributable Earnings/
                               Income  Capital Gain Carryforwards        Losses (Depreciation)   Differences    (Accumulated Losses)
                        ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands)           ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                $ 3,513      $     --    $(336,353)           $--      $(17,690)           $--              $(350,530)
Large Cap Disciplined
   Equity Fund                 25,831         2,187            --            --        47,296             --                 75,314
Large Cap Index Fund            1,010            --            --            --        36,614             --                 37,624
Small Cap Fund                 85,215        80,426            --            --        68,130             --                233,771
Small/Mid Cap Equity Fund       4,861            --            --            --         8,493             --                 13,354
Core Fixed Income Fund         10,173         8,493            --            --        (5,014)       (9,617)                  4,035
Long Duration Bond Fund            29            --          (16)            --          (132)          (29)                   (148)
Extended Duration Bond Fund       239            --         (213)            --        (1,204)         (216)                 (1,394)
International Equity Fund      22,054            --     (234,714)            --       137,743              3                (74,914)


Post-October losses represent losses realized on investment transactions from November 1, 2003 through May 31, 2004 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:
--------------------------------------------------------------------------------
                                                                           Total
                                                                    Capital Loss
                              Expires       Expires       Expires  Carryforwards
                                 2012          2011          2010        5/31/04
                        ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund                   $ --      $305,268      $ 31,085      $336,353
Long Duration
   Bond Fund                       16            --            --            16
Extended Duration
   Bond Fund                      213            --            --           213
International
   Equity Fund                     --        93,799       140,915       234,714

During the year ended May 31, 2004, the Large Cap, Small Cap and International Equity Funds utilized $206,010,406, $71,613,554 and $32,071,347 of capital loss carryforwards, respectively, to offset capital gains.

For Federal income tax purposes, the cost of securities owned at May 31, 2004, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at May 31, 2004, were as follows:

--------------------------------------------------------------------------------
                                                                             Net
                                                                      Unrealized
                              Federal   Appreciated   Depreciated   Appreciation
                             Tax Cost    Securities    Securities (Depreciation)
                        ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund             $1,880,986      $141,848    $(159,538)      $(17,690)
Large Cap Disciplined
   Equity Fund              2,287,027       110,667      (63,371)        47,296
Large Cap Index Fund          266,086        44,297       (7,683)        36,614
Small Cap Fund              1,414,735       184,719     (116,589)        68,130
Small/Mid Cap Equity Fund     459,122        27,449      (18,956)         8,493
Core Fixed Income Fund      4,224,919        39,429      (44,443)        (5,014)
Long Duration Bond Fund         6,353             7         (139)          (132)
Extended Duration Bond Fund    33,439        22,808      (24,012)        (1,204)
International Equity Fund   1,568,707       196,099      (57,723)       138,376

7. CONCENTRATION/RISKS
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration Bond and Extended Duration Bond Funds investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.


--------------------------------------------------------------------------------
100           SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------

8. IN-KIND TRANSFERS OF SECURITIES

During the year ended May 31, 2004, the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap and Small/Mid Cap Equity Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.


--------------------------------------------------------------------------------
                                            Shares
                                 Issued (Redeemed)          Value    Gain (Loss)
--------------------------------------------------------------------------------
Large Cap Fund
      07/31/03                           2,994,469    $38,209,430           $--
      08/19/03                         (10,589,035)  (136,386,776)   25,009,866
      09/18/03                         (10,513,539)  (138,673,573)   23,890,363
Large Cap Disciplined Equity Fund
      08/28/03                          18,232,037    182,320,373            --
      09/30/03                           7,252,991     72,529,909            --
      12/17/03                             689,877     73,941,000            --
      04/21/04                             164,825     18,500,000            --
Large Cap Index Fund
      07/31/03                          11,044,112     96,525,540            --
Small Cap Fund
      09/26/03                          (7,191,278)   (92,767,488)   17,933,583
      01/15/04                           9,609,013    145,000,000            --
Small/Mid Cap Equity Fund
      12/17/03                             463,668     46,594,000            --

During the year ended May 31, 2003, the Large Cap, Large Cap Index and Small Cap Funds issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------------------------
                                                           Shares
                                                           Issued          Value
--------------------------------------------------------------------------------
Large Cap Fund
      08/06/02                                          2,675,093   $29,586,527
      08/12/02                                            822,167     9,512,477
      08/19/02                                             54,642       666,636
      11/01/02                                            249,839     2,905,632
      11/22/02                                            189,149     2,264,115
      11/26/02                                             344,65     4,035,864
Large Cap Index Fund
      11/26/02                                          4,269,924    34,116,692
      04/29/03                                          2,958,134    23,783,399
      05/22/03                                          2,140,017    17,548,137
Small Cap Fund
      03/07/03                                             68,485       635,539

9. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

10. LITIGATION
The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority and other defendants relating to Notes issued by Duty Free International which are held by the Fund. British Airport Authority is the former parent company of Duty Free International. During 2003, the plaintiffs in that action reached a settlement with all defendants with the exception of British Airport Authority. Under that settlement, Duty Free International paid the plaintiffs $4,310,636 which is approximately 70% of the par value of the bonds. The settlement also contained provisions for the issuance of a $10 million Note by Duty Free International to the bondholders, subject to certain conditions. The litigation proceeded to jury trial against British Airport Authority in December, 2003, and the jury found against the plaintiffs on all counts. Plaintiffs are currently pursuing an appeal. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense caps of the Fund.


11. OTHER
On May 31, 2004, number of shareholders below held the following percentage of the outstanding shares of the Funds.
--------------------------------------------------------------------------------
                                                  Number of    % of Outstanding
                                               Shareholders              Shares
--------------------------------------------------------------------------------
Large Cap Fund Class A                                    2               80.68%
Large Cap Fund Class T                                    1              100.00
Large Cap Disciplined Equity Fund                         1               99.46
Large Cap Index Fund                                      1               73.89
Small Cap Class A                                         3               57.69
Small Cap Class T                                         1              100.00
Small/Mid Cap Equity Fund                                 2               79.58
Core Fixed Income Fund                                    1               73.41
Long Duration Bond Fund                                   1              100.00
Extended Duration Bond Fund                               1              100.00
International Equity Fund                                 1               74.43

These shareholders are comprised of omnibus accounts, which are held on the behalf of several individual shareholders.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004           101

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)






The following chart lists Trustees and Officers as of July 27, 2004.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information
("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling
[1-800-342-5734].


------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                       NUMBER OF
                                        OFFICE                                       PORTFOLIOS
                                          AND                 PRINCIPAL                IN FUND
     NAME               POSITION(S)    LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,              HELD WITH       TIME                DURING PAST              OVERSEEN              HELD BY
    AND AGE               TRUSTS        SERVED(1)            FIVE YEARS              BY TRUSTEE(2)          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher         Chairman     since 1982       Currently performs various        69          Trustee of The Advisors' Inner
One Freedom               of the                       services on behalf of SEI                     Circle Fund, The Arbor Fund,
Valley Drive,            Board of                      Investments Company ("SEI                     Bishop Street Funds, The MDL
Oaks, PA 19456           Trustees*                     Investments") for which Mr.                   Funds, The Expedition Funds,
57 yrs. old                                            Nesher is compensated.                        SEI Global Master Fund, plc,
                                                                                                     SEI Global Assets Fund, plc,
                                                                                                     SEI Global Investments Fund,
                                                                                                     plc, SEI Investments Global,
                                                                                                     Limited, SEI Absolute Return
                                                                                                     Master Fund, L.P., SEI
                                                                                                     Absolute Return Fund, L.P.,
                                                                                                     SEI Opportunity Master
                                                                                                     Fund, L.P., and SEI
                                                                                                     Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran         Trustee*     since 1982       Self-employed consultant          69          Trustee of The Advisors' Inner
1701 Market Street                                     since 2003. Partner, Morgan,                  Circle Fund, The Arbor Fund,
Philadelphia, PA                                       Lewis & Bockius LLP(law firm)                 The MDL Funds, and The
19103                                                  from 1976 to 2003, counsel to                 Expedition Funds; Director of
64 yrs. old                                            the Trust, SEI Investments,                   SEI Investments since 1974.
                                                       SIMC, the Administrator and                   Director of the Distributor
                                                       the Distributor. Secretary                    since 2003.
                                                       of SEI Investments since 1978.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch         Trustee      since 1982       Retired                           69          Trustee of STI Classic Funds
One Freedom                                                                                          and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
71 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey          Trustee      since 1995       Attorney, sole practitioner       69          Trustee of The Advisors' Inner
One Freedom                                            since 1994. Partner, Dechert                  Circle Fund, The Arbor Fund,
Valley Drive,                                          Price & Rhoads, September                     The MDL Funds, The
Oaks, PA 19456                                         1987-December 1993.                           Expedition Funds and Massa-
73 yrs. old                                                                                          chusetts Health and Educa-
                                                                                                     tion Tax-Exempt Trust. Director
                                                                                                     of U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.  Trustee      since 1996       Chief Executive, Newfound         69          Trustee of The Advisors' Inner
One Freedom                                            Consultants Inc. since                        Circle Fund, The Arbor Fund,
Valley Drive                                           April 1997.                                   The MDL Funds, The
Oaks, PA 19456                                                                                       Expedition Funds, State Street
61 yrs. old                                                                                          Navigator Securities Lending
                                                                                                     Trust, SEI Absolute Return
                                                                                                     Master Fund, L.P., SEI
                                                                                                     Absolute Return Fund, L.P.,
                                                                                                     SEI Opportunity Master Fund,
                                                                                                     L.P., and SEI Opportunity
                                                                                                     Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

 * MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE
   1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.
 1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
   UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
 2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
   INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST
   AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
102           SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                     NUMBER OF
                                        OFFICE                                     PORTFOLIOS
                                          AND               PRINCIPAL                IN FUND
     NAME               POSITION(S)    LENGTH OF          OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,              HELD WITH       TIME              DURING PAST              OVERSEEN              HELD BY
    AND AGE               TRUSTS        SERVED(1)          FIVE YEARS              BY TRUSTEE(2)          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
Rosemarie B. Greco       Trustee      since 1999     Director, Governor's Office       69          Director, Sonoco, Inc.; Director,
One Freedom`                                         of Health Care Reform,                        Exelon Corporation; Trustee,
Valley Drive                                         Commonwealth of Pennsylvania                  Pennsylvania Real Estate
Oaks, PA 19456                                       since 2003. Founder and                       Investment Trust.
58 yrs. old                                          Principal, Grecoventures Ltd.
                                                     from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy             Trustee      since 2003     Partner, Cue Capital since 2002,  69          SEI Absolute Return Master
One Freedom                                          Head of Sales Investorforce,                  Fund, L.P., SEI Absolute Return
Valley Drive,                                        January 2002-December 2001;                   Fund, L.P., SEI Opportunity
Oaks, PA 19456                                       Global Partner working for                    Master Fund, L.P., and SEI
46 yrs. old                                          the CEO, Invesco Capital,                     Opportunity Fund, L.P.
                                                     January 1998-January 2000.
                                                     Head of Sales and Client
                                                     Services, Chancellor Capital
                                                     and later LGT Asset Management,
                                                     1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin       President    since 1982     Executive Vice President and      N/A                        N/A
One Freedom                & CEO                     President - Asset Management
Valley Drive,                                        Division of SEI Investments
Oaks, PA 19456                                       since 1993. Director and
53 yrs. old                                          President of SIMC since 2004.
                                                     Chief Executive Officer of
                                                     the Administrator and
                                                     Director of the Distributor
                                                     since 2003. Executive Vice
                                                     President of SIMC, 1999-2004.
                                                     Executive Vice President of
                                                     the Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.      Controller and  since 2003     Director, Fund Accounting and     N/A                        N/A
Rodriguez                 Chief                      Administration, SEI Investments
One Freedom             Financial                    Global Funds Services since
Valley Drive,            Officer                     September 2002 (and 1997-2002);
Oaks, PA 19456                                       Vice President, Fund
42 yrs. old                                          Administration, BlackRock
                                                     Financial Management (April
                                                     2002 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto          Vice        since 2002     General Counsel, Vice President   N/A                        N/A
One Freedom             President                    and Secretary of SIMC and the
Valley Drive               and                       Administrator since 2004. Vice
Oaks, PA 19456          Secretary                    President and Assistant Secretary
36 yrs. old                                          of SEI Investments since 2001.
                                                     Vice President of SIMC and the
                                                     Administrator since 1999.
                                                     Assistant Secretary of SIMC, the
                                                     Administrator and the Distributor
                                                     and Vice President of the
                                                     Distributor, 1999-2003. Associate,
                                                     Dechert Price & Rhoads (law firm),
                                                     1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis          Vice        since 1998     Vice President and Assistant      N/A                        N/A
One Freedom             President                    Secretary of SEI Investments
Valley Drive               and                       and SIMC since 1998. Vice
Oaks, PA 19456          Assistant                    President of the Administrator
40 yrs. old             Secretary                    and the Distributor, 1998-2003.
                                                     Assistant Secretary of the
                                                     Distributor, 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004           103

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)


------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                     NUMBER OF
                                        OFFICE                                     PORTFOLIOS
                                          AND               PRINCIPAL                IN FUND
     NAME               POSITION(S)    LENGTH OF          OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,              HELD WITH       TIME              DURING PAST              OVERSEEN              HELD BY
    AND AGE               TRUSTS        SERVED(1)          FIVE YEARS              BY TRUSTEE(2)          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Christine M.              Vice        since 1999     Vice President and Assistant      N/A                        N/A
McCullough              President                    Secretary of SIMC since 1999.
One Freedom                and                       Vice President and Assistant
Valley Drive            Assistant                    Secretary of SEI Investments
Oaks, PA 19456          Secretary                    since 2000. Vice President and
43 yrs. old                                          Assistant Secretary of the
                                                     Administrator and the
                                                     Distributor, 1999-2003.
                                                     Associate, White and Williams
                                                     LLP (law firm), 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.   Vice        since 2001     Assistant Secretary of SIMC       N/A                        N/A
One Freedom             President                    and the Administrator since
Valley Drive               and                       2000. Vice President and
Oaks, PA 19456          Assistant                    Assistant Secretary of SEI
36 yrs. old             Secretary                    Investments since 2000. Vice
                                                     President of SIMC, the
                                                     Administrator and the
                                                     Distributor and Assistant
                                                     Secretary of the Distributor,
                                                     2000-2003. Vice President,
                                                     Merrill Lynch & Co. Asset
                                                     Management Group, 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
John J. Munera            Vice        since 2002     Global AML Compliance Officer     N/A                        N/A
One Freedom             President                    at SEI Investments since 2002.
Valley Drive               and                       Middle Office Compliance Officer
Oaks, PA 19456         Assistant                     at SEI Investments since 2000;
41 yrs. old             Secretary                    Supervising Examiner at Federal
                                                     Reserve Bank of Philadelphia
                                                     from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue             Vice        since 2004     Director of Portfolio             N/A                        N/A
One Freedom             President                    Implementations for SIMC
Valley Drive                                         since 1995. Managing Director
Oaks, PA 19456                                       of Money Market Investments for
41 yrs. old                                          SIMC since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III      Chief       since 2004     Compliance Officer, Assistant     N/A                        N/A
One Freedom             Compliance                   Secretary of the Adviser
Valley Drive             Officer                     since March 2004. First Vice
Oaks, PA 19456                                       President, Merrill Lynch
39 yrs. old                                          Investment Managers (Americas)
                                                     from 1992-2004.
------------------------------------------------------------------------------------------------------------------------------------

 1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
   UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
 2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS,
   SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET
   TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
104           SEI Institutional Investments Trust / Annual Report / May 31, 2004

--------------------------------------------------------------------------------

Notice to Shareholders (Unaudited)


For shareholders who do not have a May 31, 2004, taxable year end, this notice is for informational purposes only. For shareholders with a May 31, 2004, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended May 31, 2004, the Funds of the SEI Institutional Investments Trust are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                  (A)                  (B)                                      (C)
                               LONG TERM            QUALIFIED            15% RATE            ORDINARY
                             CAPITAL GAINS         5-YEAR GAIN           LONG-TERM            INCOME               TOTAL
                             DISTRIBUTIONS        DISTRIBUTIONS        CAPITAL GAIN        DISTRIBUTIONS       DISTRIBUTIONS
FUND                          (TAX BASIS)          (TAX BASIS)         DISTRIBUTION         (TAX BASIS)        (TAX BASIS)
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                     0%                   0%                   0%                100%                100%
Large Cap Disciplined Equity Fund  0%                   0%                   6%                 94%                100%
Large Cap Index Fund               0%                   0%                   0%                100%                100%
Small Cap Fund                     0%                   0%                  35%                 65%                100%
Small/Mid Cap Equity Fund          0%                   0%                   0%                100%                100%
Core Fixed Income Fund             0%                   0%                   2%                 98%                100%
Long Duration Bond Fund            0%                   0%                   0%                100%                100%
Extended Duration Bond Fund        0%                   0%                   0%                100%                100%
International Equity Fund (3)      0%                   0%                   0%                100%                100%


                                             (D)
                                           DIVIDENDS
                                          QUALIFYING                     QUALIFYING
                                         FOR CORPORATE                 DIVIDEND INCOME                      (E)
                                        DIVIDENDS REC.                  (15% TAX RATE                    TAX-EXEMPT
FUND                                    DEDUCTION (1)                   FOR QDI) (2)                      INTEREST
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                              100%                            100%                              0%
Large Cap Disciplined Equity Fund            39%                             36%                              0%
Large Cap Index Fund                         90%                             87%                              0%
Small Cap Fund                                7%                              7%                              0%
Small/Mid Cap Equity Fund                    21%                             19%                              0%
Core Fixed Income Fund                        0%                              0%                              0%
Long Duration Bond Fund                       0%                              0%                              0%
Extended Duration Bond Fund                   0%                              0%                              0%
International Equity Fund (3)                 0%                             79%                              0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax
    Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions". It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law.

    The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form
    1099-DIV.

(3) The fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2004, the total amount of foreign source income is $1,697,008. The total amount of foreign tax paid is $3,730,246. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Items (A), (B) and (C) are based on the percentage of each fund's total distribution.

Item (D) is based on the percentage of ordinary income distributions of each fund.

Item (E) is based on the percentage of gross income of each fund.


Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Annual Report / May 31, 2004           105

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST ANNUAL REPORT MAY 31, 2004




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-140 (7/04)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee, and any person who performs a similar function.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2)

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP Related to the Trust

PriceWaterhouseCoopers LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $133,400          N/A               N/A               $102,000          N/A               N/A
        Fees(1)

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $2,400            $130,217(2)       N/A               N/A               N/A               N/A
        Related
        Fees

------------------------------------------------------------------------------------------------------------------------------
(c)     Tax        N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------------------------------------------------------------------------------------------------------------------------------
(d)     All        N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees

------------------------------------------------------------------------------------------------------------------------------

Notes:
   (1) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 readiness assistance for SEI and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI Funds I.
   (2) Includes fees for services relating to state tax consequences of proposed SIMC restructuring.

(e)(1)  Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2004             2003
                ---------------------------------------------------------------
                Audit-Related Fees                  $0               $0

                ---------------------------------------------------------------
                Tax Fees                            $0               $0
                ---------------------------------------------------------------
                All Other Fees                      $0               $0

                ---------------------------------------------------------------


(f)     Not Applicable.

(g) The aggregate non-audit fees and services billed by PricewaterhouseCoopers, LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(h)     Not Applicable.


ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Investments Trust


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer

Date:  07/26/04



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer


Date:  07/26/04


By (Signature and Title)*                    /s/ Peter (Pedro) A. Rodriguez
                                             ------------------------------
                                             Peter (Pedro) A. Rodriguez
                                             Chief Financial Officer

Date:  07/26/04
* Print the name and title of each signing officer under his or her signature.